AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2002
-------------------------------------------------------------------------------

                                                            FILE NOS. 333-66710
                                                                      811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 53

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                          BETH A. BROWN, ESQUIRE
FOLEY & LARDNER                                   ALLSTATE DISTRIBUTORS, L.L.C.
3000 K STREET, NW                                 3100 SANDERS ROAD
SUITE 500                                         SUITE J5B
WASHINGTON, D.C. 20007                            NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/X / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing the Amendment for the purpose of adding a new prospectus, a new statement of additional information ("SAI"), and additional exhibits related to the Allstate Advisor Preferred Contract, a new form of variable annuity contract to be issued by Allstate New York ("new Contract"). The new Contract is identical in all material respects to the existing Putnam Allstate Advisor Preferred Contract ("existing Contract") described in the currently effective prospectus and SAI included in the Registration Statement, except that it contains certain enhancements and other differences. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

THE ALLSTATE/ //(R) /ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94260
PALATINE, ILLINOIS 60094-4260
TELEPHONE NUMBER: 1-866-718-9824             PROSPECTUS DATED DECEMBER   , 2002
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PLUS

.. ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 37 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :

PUTNAM VARIABLE TRUST (CLASS 1B)                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   CLASS)
 TRUST (CLASS 2)                                VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
LSA VARIABLE SERIES TRUST                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS
                                                 II)


Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated
                      , with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page ___ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms
--------------------------------------------------------------------------------
  Overview of Contracts
--------------------------------------------------------------------------------
  The Contracts at a Glance
--------------------------------------------------------------------------------
  How the Contracts Work
--------------------------------------------------------------------------------
  Expense Table
--------------------------------------------------------------------------------
  Financial Information
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Contract Value
--------------------------------------------------------------------------------
  Investment Alternatives
--------------------------------------------------------------------------------
     The Variable Sub-Accounts
--------------------------------------------------------------------------------
     The Fixed Account Options
--------------------------------------------------------------------------------
     Transfers
--------------------------------------------------------------------------------
     Expenses
--------------------------------------------------------------------------------
     Access to Your Money
--------------------------------------------------------------------------------
     Income Payments
--------------------------------------------------------------------------------
     Death Benefits
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information
--------------------------------------------------------------------------------
  Taxes
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------
APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS
--------------------------------------------------------------------------------
APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS
--------------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.



--------------------------------------------------------------------------------
Accumulation Phase
--------------------------------------------------------------------------------
Accumulation Unit
--------------------------------------------------------------------------------
Accumulation Unit Value
--------------------------------------------------------------------------------
Allstate New York ("We")
--------------------------------------------------------------------------------
Annuitant
--------------------------------------------------------------------------------
Automatic Additions Program
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program
--------------------------------------------------------------------------------
Beneficiary
--------------------------------------------------------------------------------
Co-Annuitant
--------------------------------------------------------------------------------
Contract
--------------------------------------------------------------------------------
Contract Anniversary
--------------------------------------------------------------------------------
Contract Owner ("You")
--------------------------------------------------------------------------------
Contract Value
--------------------------------------------------------------------------------
Contract Year
--------------------------------------------------------------------------------
Credit Enhancement
--------------------------------------------------------------------------------
Dollar Cost Averaging Program
--------------------------------------------------------------------------------
Due Proof of Death
--------------------------------------------------------------------------------
Fixed Account Options
--------------------------------------------------------------------------------
Preferred Withdrawal Amount
--------------------------------------------------------------------------------
Funds
--------------------------------------------------------------------------------
Guarantee Period Accounts
--------------------------------------------------------------------------------
Income Base
--------------------------------------------------------------------------------
Income Plan
--------------------------------------------------------------------------------
Income Protection Benefit Option
--------------------------------------------------------------------------------
Investment Alternatives
--------------------------------------------------------------------------------
IRA Contract
--------------------------------------------------------------------------------
Issue Date
--------------------------------------------------------------------------------
Maximum Anniversary Value
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option
--------------------------------------------------------------------------------
Payout Phase
--------------------------------------------------------------------------------
Payout Start Date
--------------------------------------------------------------------------------
Portfolios
--------------------------------------------------------------------------------
Qualified Contract
--------------------------------------------------------------------------------
Retirement Income Guarantee Options
--------------------------------------------------------------------------------
Return of Premium Death Benefit
--------------------------------------------------------------------------------
Rider Application Date
--------------------------------------------------------------------------------
Rider Date
--------------------------------------------------------------------------------
Rider Fee
--------------------------------------------------------------------------------
Rider Fee Percentage
--------------------------------------------------------------------------------
Right to Cancel
--------------------------------------------------------------------------------
SEC
--------------------------------------------------------------------------------
Settlement Value
--------------------------------------------------------------------------------
Spousal Protection Benefit Option
--------------------------------------------------------------------------------
Standard Fixed Account Option
--------------------------------------------------------------------------------
Systematic Withdrawal Program
--------------------------------------------------------------------------------
Tax Qualified Contract
--------------------------------------------------------------------------------
Transfer Period Accounts
--------------------------------------------------------------------------------
Trial Examination Period
--------------------------------------------------------------------------------
Valuation Date
--------------------------------------------------------------------------------
Variable Account
--------------------------------------------------------------------------------
Variable Sub-Account
--------------------------------------------------------------------------------

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Qualified Contracts, which are
                        Contracts issued with a qualified plan). You can add to
                        your Contract as often and as much as you like, but
                        each subsequent payment must be at least $1,000 ($50
                        for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum account size of $1,000.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------
                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.15% (up to 0.30% for Options added in the future).

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 1
                          ("RIG 1") you will pay an additional annual fee
                          ("Rider Fee") of 0.25% (up to 0.50% for Options added in the future) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 2
                          ("RIG 2") you will pay an additional annual Rider Fee of 0.45% (up to 0.75% for Options added in the future) of the INCOME BASE in effect on a CONTRACT
                          ANNIVERSARY.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .Currently there is no additional charge if you select
                         the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                         We reserve the right to charge a mortality and expense risk charge of up to 0.15% for this benefit.
                         This benefit is only available for IRA Contracts, which are Contracts issued with an Individual
                         Retirement Annuity or Account ("IRA") under Section
                         408 of the Internal Revenue Code.

                        .Transfer fee equal to 1.00% of the amount transferred
                         up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        .State premium tax (New York currently does not impose
                         one).
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .up to 2 Fixed Account Options that credit interest at
                         rates we guarantee, and

                        .37 Variable Sub-Accounts investing in Portfolios,
                         offering professional money management by these investment advisors:

                          . Putnam Investment Management, Inc.

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . LSA Asset Management LLC

                          . OppenheimerFunds, Inc.

                          . Van Kampen Asset Management Inc.

                          . Van Kampen*

                          *Morgan Stanley Investment Management Inc., the investment adviser to certain of the Portfolios, does business in certain instances using the name Van
                          Kampen.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Allstate New York also offers two Retirement Income
                        Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before the Payout Start Date, we will pay a
                        death benefit subject to the conditions described in
                        the Contract. In addition to the death benefit included
                        in your Contract ("Return of Premium Death Benefit" or
                        "ROP Death Benefit"), the death benefit option we
                        currently offer is the MAV DEATH BENEFIT OPTION.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12th transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time.  Withdrawals of
                        earnings are taxed as ordinary income and, if taken
                        prior to age 591/2, may be subject to an additional 10%
                        federal tax penalty. A withdrawal charge may also apply.
-------------------------------------------------------------------------------

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page   . You receive income payments during what we call the
"PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

-----------------------------------------------------------------------------------------------------------------------------------
Contract:                          0           1          2          3          4          5          6          7          8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor                   7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus            8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option      None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance                                                  $30**
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                       1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

***Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                     Administrative
                                     Mortality and       Expense      Total Variable
Basic Contract (without any          Expense Risk                     Account Annual
optional benefit)                        Charge          Charge           Expense
                                                            *
---------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                        1.10%            0.19%            1.29%
---------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                   1.40%            0.19%            1.59%
---------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5-          1.40%            0.19%            1.59%
YEAR WITHDRAWAL CHARGE OPTION)
---------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3-          1.50%            0.19%            1.69%
YEAR WITHDRAWAL CHARGE OPTION)
---------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO          1.60%            0.19%            1.79%
WITHDRAWAL CHARGE OPTION)
---------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                           0.15% (up to 0.30% for Options added in the future)
Spousal Protection Benefit (Co-Annuitant) Option   0.00% (up to 0.15% for Options added in the future)



If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                             Mortality and   Administrative
                             Expense Risk        Expense      Total Variable
Contract with the MAV Death      Charge                       Account Annual
Benefit Option                     *             Charge           Expense
                                                    *
-------------------------------------------------------------------------------
 ALLSTATE ADVISOR                1.25%            0.19%            1.44%

-------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                            0.19%            1.74%
                                 1.55%
-------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED                                        1.74%
(5- YEAR WITHDRAWAL CHARGE       1.55%            0.19%
OPTION)
-------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED                                        1.84%
(3- YEAR WITHDRAWAL CHARGE       1.65%            0.19%
OPTION)
-------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED
(NO WITHDRAWAL CHARGE            1.75%            0.19%            1.94%
OPTION)
-------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge may be higher for future Contracts. Also, the table assumes a charge of 0.15% for the MAV Death Benefit Option. The charge for this option may be up to 0.30% for future contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the MAV Death Benefit Option once we add the Option to your Contract.



RETIREMENT INCOME GUARANTEE OPTION FEE

If you select RIG 1, you would pay a Rider Fee at the annual rate of 0.25% (up to 0.50% for Options added in the future) of the Income Base in effect on a Contract Anniversary. If you select RIG 2, you would pay an additional Rider Fee at the annual rate of 0.45% (up to 0.75% for Options added in the future) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average daily net assets)(after reductions and reimbursements for certain Portfolios)(1)

                                         Management  Rule 12b-1   Other        Total Annual
              PORTFOLIO                    Fees      Fees (2)   Expenses   Portfolio Expenses
-----------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of        0.65%       0.25%      0.11%           1.01%
Boston - Class IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund     0.67%       0.25%      0.17%           1.09%
- Class IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -         0.46%       0.25%      0.05%           0.76%
Class IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class     0.70%       0.25%      0.09%           1.04%
IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB (2)        0.67%       0.25%      0.09%           1.01%
-----------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB (2)       0.60%       0.25%      0.08%           0.93%
-----------------------------------------------------------------------------------------------
Putnam VT International Growth Fund -      0.76%       0.25%      0.18%           1.19%
Class IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (2)    0.60%       0.25%      0.06%           0.91%
-----------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB     0.40%       0.25%      0.05%           0.70%
(2)
-----------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -         0.54%       0.25%      0.05%           0.84%
Class IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB (2)    0.70%       0.25%      0.09%           1.04%
-----------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)     0.65%       0.25%      0.09%           0.99%
-----------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income      0.66%       0.25%      0.07%           0.98%
Fund - Class IB (2)
-----------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB (2)        0.61%       0.25%      0.06%           0.92%
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB (2)      0.53%       0.25%      0.04%           0.82%
-----------------------------------------------------------------------------------------------
Franklin Growth and Income Securities      0.48        0.25%      0.03%           0.76%
Fund - Class 2 (3,4)
-----------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (3,5)    0.45%       0.25%      0.31%           1.01%
-----------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities        0.57%       0.25%      0.20%           1.02%
Fund - Class 2 (3,6,7)
-----------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2    0.60%       0.25%      0.19%           1.04%
(3)
-----------------------------------------------------------------------------------------------
Templeton Developing Markets Securities    1.25%       0.25%      0.32%           1.82%
Fund  - Class 2 (3)
-----------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -        0.68%       0.25%      0.22%           1.15%
Class 2 (3,4,8,9)
-----------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund    0.63%       0.25%      0.08%           0.96%
- Class 2 (3,4)
-----------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (10)            0.95%        N/A       0.30%           1.25%
-----------------------------------------------------------------------------------------------
LSA Focused Equity Fund (11)               0.95%        N/A       0.30%           1.25%
-----------------------------------------------------------------------------------------------
LSA Mid Cap Value Fund (10)                0.85%        N/A       0.30%           1.15%
-----------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA -    0.64%       0.25%      0.04%           0.93%
Service Class
-----------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -    0.64%       0.25%      0.06%           0.95%
Service Class
-----------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA -          0.74%       0.25%      0.07%           1.06%
Service Class
-----------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income    0.68%       0.25%      0.05%           0.98%
Fund/VA - Service Class
-----------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap          0.75%       0.25%      0.29%           1.29%
Fund/VA - Service Class
-----------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA    0.72%       0.25%      0.04%           1.01%
- Service Class (12)
-----------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA -       0.74%       0.25%      0.03%           1.02%
Service Class (13)
-----------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth             0.70%       0.25%      0.06%           1.01%
Portfolio, Class II
-----------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income           0.60%       0.25%      0.15%           1.00%
Portfolio, Class II
-----------------------------------------------------------------------------------------------
Van Kampen UIF Active International        0.80%       0.25%      0.88%           1.93%
Allocation Portfolio, Class II (14)
-----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt       0.80%       0.25%      0.37%           1.42%
Portfolio, Class II (14)
-----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate            0.80%       0.25%      0.35%           1.40%
Portfolio, Class II (14)
-----------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Portfolios' distribution plan.

(3) The Portfolio's Class 2 distribution plan or "rule 12b-1 plan" is described in the Portfolio's prospectus.

(4)  The Fund administration fee is paid indirectly through the management fee.

(5) The manager had agreed in advance to make an estimated reduction of 0.08% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the
     Securities  and  Exchange  Commission.   Without this reduction, "Total
     Portfolio Annual Expenses" would have been 1.09%.

(6) Effective May 1, 2002 the Franklin Value Securities Fund - Class 2 changed its name to the Franklin Small Cap Value Securities Fund - Class 2.

(7) The manager had agreed in advance to make an estimated reduction of 0.03% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.05%.

(8) Effective May 1, 2002 the Templeton International Securities Fund - Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2.

(9) The manager had agreed in advance to make an estimated reduction of 0.01% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.16%.

(10) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60% for LSA Aggressive Growth Fund and 6.33% and 7.18% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the
     manager   may  recoup  a  certain  amount of its fee reductions and
     reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(11) Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.95% and 3.90%, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(12) Figures shown are based on estimates for the current fiscal year.

(13) Oppenheimer Funds, Inc. (OFI) will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time.

(14) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages:
     Active International Allocation Portfolio 1.40%; U.S. Real Estate Portfolio 1.35%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:




CLASS IB SHARES             Management   Rule 12b-1    Other    Total Annual
Portfolio                      Fees        Fees      Expenses   Fund Expenses
                                            (2)
-------------------------------------------------------------------------------
VAN KAMPEN UIF ACTIVE
INTERNATIONAL ALLOCATION       0.27%       0.25%       0.88%        1.40%
PORTFOLIO, CLASS II
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL       0.75%       0.25%       0.35%        1.35%
ESTATE PORTFOLIO, CLASS II
-------------------------------------------------------------------------------

EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account;

.. earned a 5% annual return on your investment;

.. surrendered your Contract at the end of each time period;

.. elect the 5-year Withdrawal Charge Option (for Allstate Advisor Preferred
  Contracts); and

.. elect the MAV Death Benefit and the RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER OR TAKE A WITHDRAWAL FROM YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

                                                        ALLSTATE                   ALLSTATE                   ALLSTATE
                                                        ADVISOR                 ADVISOR PLUS             ADVISOR PREFERRED
                                                   1      3      5     10     1      3      5     10       1      3      5      10
Sub-Account                                      Year  Years  Years  Years  Year  Years  Years  Years    Year  Years  Years   Years
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston        $88   $131   $177   $322   $105  $166   $220   $366   $83     $132    $167    $352
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation                 $89   $134   $181   $330   $106  $168   $224   $374   $84     $134    $171    $359
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                       $86   $124   $164   $297   $103  $158   $207   $340   $80     $124    $154    $327
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences                         $89   $132   $179   $325   $106  $167   $222   $369   $83     $133    $168    $355
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield                              $88   $131   $177   $322   $105  $166   $220   $366   $83     $132    $167    $352
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income                                  $88   $129   $173   $314   $105  $163   $216   $357   $82     $130    $163    $344
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                    $90   $137   $186   $340   $107  $171   $229   $383   $85     $137    $176    $369
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors                               $87   $128   $172   $312   $104  $162   $215   $355   $82     $129    $162    $342
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market                            $85   $122   $161   $291   $102  $156   $204   $334   $80     $123    $151    $321
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities                       $87   $126   $168   $305   $104  $160   $211   $348   $81     $127    $158    $335
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value                               $89   $132   $179   $325   $106  $167   $222   $369   $83     $133    $168    $355
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research                                $88   $131   $176   $320   $105  $165   $219   $364   $83     $131    $166    $350
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income             $88   $130   $176   $319   $105  $165   $219   $363   $83     $131    $165    $349
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista                                   $87   $129   $173   $313   $105  $163   $215   $356   $82     $129    $162    $343
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                 $86   $126   $167   $303   $103  $160   $210   $346   $81     $126    $157    $333
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities             $86   $124   $164   $297   $103  $158   $207   $340   $80     $124    $154    $327
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap                                $88   $131   $177   $322   $105  $166   $220   $366   $83     $132    $167    $352
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities               $89   $132   $178   $323   $106  $166   $221   $367   $83     $132    $167    $353
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                          $89   $132   $179   $325   $106  $167   $222   $369   $83     $133    $168    $355
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities           $97   $156   $218   $400   $114  $191   $262   $444   $91     $156    $207    $427
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities                      $90   $136   $184   $336   $107  $170   $227   $379   $84     $136    $174    $365
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities                $88   $130   $175   $317   $105  $164   $217   $360   $82     $130    $164    $347
------------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                             $91   $139   $189   $346   $108  $173   $233   $389   $85     $139    $179    $375
------------------------------------------------------------------------------------------------------------------------------------
LSA Focused Equity                                $91   $139   $189   $346   $108  $173   $233   $389   $85     $139    $179    $375
------------------------------------------------------------------------------------------------------------------------------------
LSA Mid Cap Value                                 $90   $136   $184   $336   $107  $170   $227   $379   $84     $136    $174    $365
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                     $88   $129   $173   $314   $105  $163   $216   $357   $82     $130    $163    $344
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                     $88   $130   $174   $316   $105  $164   $217   $359   $82     $130    $164    $346
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income                           $89   $133   $180   $327   $106  $167   $223   $371   $84     $134    $169    $357
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income           $88   $130   $176   $319   $105  $165   $219   $363   $83     $131    $165    $349
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap                 $91   $140   $191   $350   $108  $174   $235   $393   $86     $140    $181    $378
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                   $88   $131   $177   $322   $105  $166   $220   $366   $83     $132    $167    $352
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                        $89   $132   $178   $323   $106  $166   $221   $367   $83     $132    $167    $353
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                    $88   $131   $177   $322   $105  $166   $220   $366   $83     $132    $167    $352
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income                  $88   $131   $177   $321   $105  $165   $220   $365   $83     $132    $166    $351
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation    $98   $159   $223   $410   $115  $$194  $267   $454   $92     $160    $212    $437
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt              $93   $144   $198   $362   $110  $179   $241   $406   $87     $144    $187    $390
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate                   $92   $143   $197   $360   $110  $178   $240   $404   $87     $144    $186    $389
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2
Same assumptions as Example 1 above, except that you decide not to surrender your Contract at the end of each period.

                                                 ALLSTATE                  ALLSTATE                   ALLSTATE
                                                 ADVISOR                 ADVISOR PLUS             ADVISOR PREFERRED
                                         1      3      5     10     1      3      5     10     1      3      5      10
Sub-Account                             Year  Years  Years  Years  Year  Years  Years  Years  Year  Years  Years   Years
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of     $29   $89    $152   $322   $33   $102   $173   $366   $32   $98    $167   $352
Boston
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation       $30   $91    $156   $330   $34   $104   $177   $374   $33   $100   $171   $359
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income             $26   $81    $139   $297   $31   $94    $160   $340   $29   $90    $154   $327
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences               $29   $90    $153   $325   $34   $103   $175   $369   $32   $99    $168   $355
-------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield                    $29   $89    $152   $322   $33   $102   $173   $366   $32   $98    $167   $352
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Income                        $28   $86    $148   $314   $32   $99    $169   $357   $31   $96    $163   $344
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth          $31   $94    $161   $340   $35   $108   $183   $383   $34   $103   $176   $369
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors                     $28   $86    $147   $312   $32   $99    $168   $355   $31   $95    $162   $342
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market                  $26   $79    $136   $291   $30   $92    $157   $334   $29   $89    $151   $321
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities             $27   $84    $143   $305   $31   $96    $164   $348   $30   $93    $158   $335
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value                     $29   $90    $153   $325   $34   $103   $175   $369   $32   $99    $168   $355
-------------------------------------------------------------------------------------------------------------------------
 Putnam VT Research                     $29   $88    $151   $320   $33   $101   $172   $364   $32   $97    $166   $350
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income   $29   $88    $150   $319   $33   $101   $172   $363   $32   $97    $165   $349
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista                         $28   $86    $147   $313   $32   $99    $169   $356   $31   $95    $162   $343
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                       $27   $83    $142   $303   $31   $96    $163   $346   $30   $92    $157   $333
-------------------------------------------------------------------------------------------------------------------------
Franklin Growth and income Securities   $26   $81    $139   $297   $31   $94    $160   $340   $29   $90    $154   $327
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap                      $29   $89    $152   $322   $33   $102   $173   $366   $32   $98    $167   $352
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities     $29   $89    $152   $323   $33   $102   $174   $367   $32   $98    $167   $353
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                $29   $90    $153   $325   $34   $103   $175   $369   $32   $99    $168   $355
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets            $37   $113   $192   $400   $42   $127   $215   $444   $40   $122   $207   $427
Securities
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities            $30   $93    $159   $336   $35   $106   $181   $379   $33   $102   $174   $365
-------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities      $28   $87    $149   $317   $33   $100   $171   $360   $31   $96    $164   $347
-------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                   $31   $96    $164   $346   $36   $109   $186   $389   $34   $105   $179   $375
-------------------------------------------------------------------------------------------------------------------------
LSA Focused Equity                      $31   $96    $164   $346   $36   $109   $186   $389   $34   $105   $179   $375
-------------------------------------------------------------------------------------------------------------------------
LSA Mid Cap Value                       $30   $93    $159   $336   $35   $106   $181   $379   $33   $102   $174   $365
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth           $28   $86    $148   $314   $32   $99    $169   $357   $31   $96    $163   $344
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities           $$28  $87    $149   $316   $33   $100   $170   $359   $31   $96    $164   $346
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income                 $29   $90    $154   $327   $34   $103   $176   $371   $33   $100   $169   $357
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth &        $29   $88    $150   $319   $33   $101   $172   $363   $32   $97    $165   $349
Income
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap       $32   $97    $166   $350   $36   $111   $188   $393   $35   $106   $181   $378
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies         $29   $89    $152   $322   $33   $102   $173   $366   $32   $98    $167   $352
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond              $29   $89    $152   $323   $33   $102   $174   $367   $32   $98    $167   $353
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth          $29   $89    $152   $322   $33   $102   $173   $366   $32   $98    $167   $352
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income        $29   $89    $151   $321   $33   $102   $173   $365   $32   $98    $166   $351
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Active International     $38   $117   $197   $410   $43   $131   $220   $454   $41   $126   $212   $437
Allocation
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt    $33   $101   $172   $362   $38   $115   $194   $406   $36   $110   $187   $390
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate         $33   $101   $171   $360   $37   $114   $193   $404   $36   $110   $186   $389
-------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ARE BASED ON THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND REIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED.

THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE RIG 2, AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000. IF THE TOTAL PURCHASE PAYMENTS ARE GREATER THAN $50,000, NO CONTRACT MAINTENANCE CHARGE WOULD BE APPLICABLE, AND THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

If you select RIG 1 or RIG 2, the maximum age of any Contract Owner on the Rider Application Date is 75.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX
QUALIFIED CONTRACTS" on page   .

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select RIG 1 or RIG 2, the maximum age of the Annuitant on the Rider Application Date is 75. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the Contract must be an IRA contract;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 4 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a

Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS with Credit Enhancements of 2% or 4%, the amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

For Contracts with Credit Enhancements above 4%, please note that we are applying for regulatory relief to recover the amount of the Credit Enhancement above 4% in the manner described above. Until we receive the requested regulatory relief, we will return, upon cancellation, the amount you would have received upon cancellation of a Contract with a Credit Enhancement of 4%. After we receive the requested regulatory relief, the amount we return to you upon exercise of this Right to Cancel will be computed in the manner described above, including with respect to the Credit Enhancement above 4%.

We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Trial Examination Period.




CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement."

Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each F,und, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
-------------------------------------------------------------------------------
Putnam VT The George    Seeks to provide a balanced
 Putnam Fund of Boston   investment composed of a
                         well diversified portfolio
                         of value stocks and bonds.
-------------------------------------------------------
Putnam VT Global Asset  Seeks a high level of
 Allocation              long-term total return
                         consistent with preservation
                         of capital. The Portfolio
                         seeks its goal by investing
                         in a wide variety of equity
                         and fixed income securities
                         both of U.S. and foreign
                         insurers.
-------------------------------------------------------
Putnam VT Growth and    Seeks capital growth and
 Income                  current income. The
                         Portfolio seeks its goal by
                         investing mainly in common
                         stocks of U.S. companies
                         with a focus on value stocks
                         that offer the potential for
                         capital growth, current
                         income or both.
-------------------------------------------------------
Putnam VT Health        Seeks capital appreciation.
 Sciences                The Portfolio seeks its goal
                         by investing at least 80% of
                         its net assets in common      PUTNAM INVESTMENT
                         stocks of U.S. Companies in   MANAGEMENT, INC.
                         the health sciences
                         industries with a focus on
                         growth stocks.
-------------------------------------------------------
Putnam VT High Yield     Seeks high current income.
                         Capital growth is a
                         secondary goal when
                         consistent with achieving
                         high current income. The
                         Fund seeks its goal by
                         investing at least 80% of
                         the Fund's assets in U.S.
                         Corporate bonds rated below
                         investment grade (junk
                         bonds) and that have
                         intermediate to long-term
                         maturities (three years or
                         longer).
------------------------------------------------------
Putnam VT Income        Seeks high current income
                         consistent with what Putnam
                         Management believe to be
                         prudent risk.
                         The Fund seeks its goal by
                         investing at least 80% in
                         U.S. corporate bonds and
                         governments worldwide that
                         are either investment-grade
                         or below investment grade
                         (junk bonds) and that have
                         intermediate to long-term
                         maturities (three years or
                         longer).
-------------------------------------------------------
Putnam VT               Seeks capital appreciation.
 International Growth    The Fund seeks its goal by
                         investing mainly in common
                         stocks of companies outside
                         the United States.
-------------------------------------------------------
Putnam VT Investors     Seeks long-term growth of
                         capital and any increased
                         income that results from
                         this growth. The Fund seeks
                         its goal by investing mainly
                         in common stock of U.S.
                         companies with a focus on
                         growth stocks.
-------------------------------------------------------
Putnam VT Money Market  Seeks as high a rate of
                         current income as Putnam
                         Management believes is
                         consistent with preservation
                         of capital and maintenance
                         of liquidity.
-------------------------------------------------------
Putnam VT New           Seeks long-term capital
 Opportunities           appreciation. The Portfolio
                         seek sits goal by investing
                         mainly in common stocks of
                         U.S. companies with a focus
                         on growth stock in sectors
                         of the economy that Putnam
                         Management believes have
                         high growth potential.
-------------------------------------------------------
Putnam VT New Value     Seeks long-term capital
                         appreciation. The Portfolio
                         seeks its goal by investing
                         mainly in common stocks of
                         U.S. companies with a focus
                         on value stocks.
-------------------------------------------------------
Putnam VT Research      Seeks capital appreciation.
                         The Portfolio seek sits goal
                         by investing mainly in
                         common stocks of U.S.
                         companies that Putnam
                         Management believes have the
                         greatest potential for        PUTNAM INVESTMENT
                         capital appreciation, with    MANAGEMENT, INC.
                         stock prices that reflect a
                         value lower than that which
                         Putnam Management places on
                         the company, or whose
                         earnings Putnam Management
                         believes are likely to grow
                         over time.
-------------------------------------------------------
Putnam VT Utilities     Seek capital growth and
 Growth and Income       current income.
                         The Portfolio seeks its goal
                         by investing at least 80% of
                         its net assets in a
                         combination of bonds and
                         U.S. value stocks of
                         companies in the public
                         utilities industries, with a
                         significant focus on value
                         stocks.
-------------------------------------------------------
Putnam VT Vista         Seeks capital appreciation.
                         The Portfolio seeks its goal
                         by investing mainly in
                         common stocks of U.S.
                         companies with a focus on
                         growth stocks.
-------------------------------------------------------
Putnam VT Voyager       Seeks capital appreciation.
                         The Portfolio seeks its goal
                         by investing mainly in
                         common stocks of U.S.
                         companies with a focus on
                         growth stocks.
-------------------------------------------------------------------------------
Franklin Growth and     Seeks capital appreciation.
 Income Securities       Secondary goal is to provide   FRANKLIN ADVISERS, INC.
                         current income.
-------------------------------------------------------
Franklin Small Cap      Sees long-term capital
                         growth.
-------------------------------------------------------------------------------
Franklin Small Cap      Seeks long-term total          FRANKLIN ADVISORY
 Value Securities        return.                       SERVICES, LLC
-------------------------------------------------------------------------------
Mutual Shares           Seeks capital appreciation.    FRANKLIN MUTUAL
 Securities              Secondary goal is income.     ADVISERS, LLC
-------------------------------------------------------------------------------
Templeton Developing    Seeks long-term capital        TEMPLETON ASSET
 Markets Securities      appreciation.                 MANAGEMENT LTD.
-------------------------------------------------------------------------------
Templeton Foreign       Seeks long-term capital        TEMPLETON INVESTMENT
 Securities              growth.                       COUNSEL, LLC
-------------------------------------------------------------------------------
Templeton Global        Seeks high current income
 Income Securities       consistent with preservation   FRANKLIN ADVISERS, INC.
                         of capital. Capital
                         appreciation is a secondary
                         consideration.
-------------------------------------------------------------------------------
LSA Aggressive Growth   Seeks long-term capital
 (1)                     growth. The Portfolio
                         invests primarily in common
                         stocks and other equity
                         securities of small and
                         mid-sized growth companies.
LSA Focused Equity (2)  Seeks capital appreciation
                         by investing primarily in     LSA ASSET MANAGEMENT LLC
                         equity securities.
LSA Mid Cap Value (1)   Seeks to provide long-term
                         capital growth. The
                         Portfolio invests primarily
                         in common stocks and other
                         equity securities of
                         medium-capitalization
                         companies.
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Seeks capital appreciation
 Growth                  by investing in "growth
                         type" companies.
------------------------------------------------------
Oppenheimer Global      Seeks long-term capital
 Securities              appreciation by investing a
                         substantial portion of
                         assets in securities of
                         foreign issuers,
                         "growth-type" companies,
                         cyclical industries and
                         special situations that are
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer High        Seeks a high level of
 Income                  current income from
                         investment in high-yield
                         fixed-income securities.
-------------------------------------------------------
Oppenheimer Main        Seeks high total return
 Street Growth &         (which includes growth in
 Income                  the value of its shares as     OPPENHEIMERFUNDS, INC.
                         well as current income) from
                         equity and debt securities.
-------------------------------------------------------
Oppenheimer Main         Seeks capital appreciation.
 Street Small Cap
-------------------------------------------------------
Oppenheimer Multiple    Seeks a high total
 Strategies              investment return, which
                         includes current income and
                         capital appreciation in the
                         value of its shares.
-------------------------------------------------------
Oppenheimer Strategic   Seeks a high level of
 Bond                    current income principally
                         derived from interest on
                         debt securities.
--------------------------------------------------------------------------------
Van Kampen LIT           Seeks capital appreciation
 Emerging Growth                                       VAN KAMPEN ASSET
                                                        MANAGEMENT INC.
-------------------------------------------------------------------------------

Van Kampen LIT Growth   Seeks long-term growth of
 and Income              capital and income.
------------------------------------------------------

                        Seeks long-term capital
                         appreciation by investing
Van Kampen UIF Active    primarily, in accordance
 International           with country and sector
 Allocation              weightings determined by the
                         Adviser, in equity
                         securities of non-U.S.
                         insurers which, in the
                         aggregate, replicate broad
                         market indices.
------------------------------------------------------
Van Kampen UIF          Seeks high total return by
 Emerging Markets Debt   investing primarily in fixed
                         income securities of
                         government and                 VAN KAMPEN (3)
                         government-related issuers
                         and, to a lesser extent, of
                         corporate issuers in
                         emerging market countries.
-----------------------------------------------------
Van Kampen UIF U.S      Seeks to provide above
 Real Estate             average current income and
                         long-term capital
                         appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts.
-------------------------------------------------------------------------------

(1) Sub-advised by Van Kampen Investment Advisory Corp.

(2) Sub-advised by Van Kampen. Morgan Stanley Investment Management Inc., the sub-adviser to the LSA Focused Equity Fund, does business in certain instances using the name Van Kampen.

(3) Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF portfolios, does business in certain instances using the name Van Kampen.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page __.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page __.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Standard Fixed Account Option ("Standard Fixed Guarantee Periods"). For ALLSTATE ADVISOR and ALLSTATE ADVISOR PLUS Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For ALLSTATE ADVISOR PREFERRED Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period

Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PREFERRED CONTRACT.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

.. we believe, in our sole discretion, that excessive trading by such Contract
  Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Portfolios or would be to the disadvantage of other contract owners; or

.. we are informed by one or more of the corresponding Portfolios that they intend to restrict the purchase of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other contract owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual Portfolios that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.



AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account.

Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..    MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..    Income  Protection  Benefit  Option:  If you select  the Income  Protection
     Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

..    Spousal Protection Benefit Option:  Currently,  there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.


RETIREMENT INCOME GUARANTEE OPTION FEE
We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.25% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.45% of the Income Base on each Contract Anniversary. We reserve the right to change the fee for the Options. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee rate will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract

Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

We guarantee that we will not increase the fee for either option after you have added it to your Contract; however, if you elect to exercise the Reset Option, the Rider Fee at reset will be based on the current Rider Fee percentage that is in effect at the time of reset. Refer to the Reset Option provision of this prospectus for more information.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page ___.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the

Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS

CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of
those charges and expenses, see page   . We may receive compensation from the
Portfolios' investment adviser, distributor, or their affiliates for administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a
restriction. See "Standard Fixed Account Options" on page     .

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account

Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to 59 1/2, may be subject to an additional 10% federal penalty tax.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

You may make only one change per 365 day period - either the length of the Guarantee period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

Contract:                          0          1          2          3          4          5           6         7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                   7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus             8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge         7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge         7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option     None

-----------------------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to Variable Amount Income Payments and the portion to be applied to Fixed Amount Income Payments. For the portion of your Contract Value to be applied to Variable Amount Income Payments, you must also specify the Variable Sub-accounts on which to base the Variable Amount Income payments as well as the allocation among those Variable Sub-accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to Variable Amount Income payments, according to the Variable Sub-account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to Fixed Amount Income Payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of interest we will credit. The interest rate will vary from year to year, but will never be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. The Income Protection Benefit Option may be applied only to variable income payments under Income Plans 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased, and will apply only to the Income Plans to which the Income Protection Rider has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Fund Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Oppenheimer Strategic Bond

  Putnam VT Income

  Putnam VT Money Market

  Templeton Global Income Securities

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Franklin Growth and Income Securities

  Franklin Small Cap

  Franklin Small Cap Value Securities

  LSA Focused Equity

  LSA Mid Cap Value

  Mutual Shares Securities

  Oppenheimer Global Securities

  Oppenheimer High Income

  Oppenheimer Main Street Growth & Income

  Oppenheimer Main Street Small Cap

  Oppenheimer Multiple Strategies

  Putnam Global Asset Allocation

  Putnam Growth and Income

  Putnam High Yield

  Putnam International Growth

  Putnam Investors

  Putnam New Value

  Putnam Research

  Putnam The George Putnam Fund of Boston

  Putnam Utilities Growth and Income

  Putnam Voyager

  Templeton Foreign Securities

  Van Kampen LIT Growth and Income

  Van Kampen UIF Active International Allocation

  Van Kampen UIF U.S. Real Estate

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  LSA Aggressive Growth

  Oppenheimer Aggressive Growth

  Putnam Health Sciences

  Putnam New Opportunities

  Putnam Vista

  Templeton Developing Markets Securities

  Van Kampen LIT Emerging Growth

  Van Kampen UIF Emerging Markets Debt

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to Fixed Income Payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS We offer two Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), which are available for an additional fee. RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

The options are available at issue of the Contract or may be added afterwards.
 We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except under the "RESET OPTION"described below.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO FUND REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you select one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.25% of the Income Base on each Contract Anniversary. The current Rider Fee for the RIG 2 is 0.45% of the Income Base on each Contract Anniversary. We reserve the right to change the Rider Fee for the options. However, once we issue your option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2.

However, if you exercise the Reset Option, defined below, then the Rider Fee Percentage upon reset will be the current Rider Fee Percentage in effect for the new rider at that time.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. The effective date of the Reset Option.

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

Currently, we are offering a "RESET OPTION" that permits you to replace your Retirement Income Guarantee Option with a new Retirement Income Guarantee Option. You may exercise this option within 60 days following any 3/rd/ Contract Anniversary by providing us with satisfactory notification. If you elect to exercise the Reset Option, then all of the following conditions must be satisfied:

.. We will terminate your Retirement Income Guarantee Option and replace it with a new Retirement Income Guarantee Option.

.. You may only replace RIG 1 with a new RIG 1.  Similarly, you may only replace
  RIG 2 with a new RIG 2. The reset will be effective on the first business day after we receive your notification to reset. This date will be the Rider Date of your new rider.

.. If you replace RIG 1 with a new RIG 1, then the Income Base on the new Rider
  Date will be equal to the Contract Value on the new Rider Date.

.. If you replace RIG 2 with a new RIG 2, then:

  . Income Base A on the new Rider Date will be equal to the Contract Value on the new Rider Date;

  . Income Base B on the new Rider Date will be equal to the greater of the Contract Value or Income Base B of the terminating RIG 2.

.. The Rider Fee for the new Retirement Income Guarantee Option will be calculated using the Rider Fee Percentage and Income Base defined in the new option. All the limitations and conditions of the new option will apply as of the new Rider Date.

We reserve the right to discontinue any of the Retirement Income Guarantee Options.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.15%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the
date we determine the Death Proceeds (see "Death Proceeds" on page     ), the
MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page __ below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner's or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page __, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.




DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life expectancy of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each Calendar Year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different. Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

We reserve the right to offer additional death settlement options.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The Contract must be an IRA contract.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Death of Annuitant provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we accept it. At any time there may be only one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

The date you terminate this option by written notice in a form satisfactory to us. Once terminated, a new Spousal

Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located in Farmingville, New York. Our customer service center is located in Vernon Hills, Illinois (mailing address: P.O. Box 94260, Palatine, Illinois, 60094-4.260).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.



VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 37 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.




THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolios' board of directors/ trustees may require a separate account to withdraw its participation in a Fund. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), is a wholly-owned subsidiary of Allstate Life Insurance Company, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified"according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract
  Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to Non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a Non-Qualified life insurance contract, endowment contract or annuity contract for a new Non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a Non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all Non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

The Contract may be used with several types of qualified plans. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value.
 The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form.
 If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees.

Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, administrative expense charges, withdrawal charges, contract maintenance charges and the Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS.

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A                                                                 A-1
--------------------------------------------------------------------------------
  Appendix B                                                                 B-1
--------------------------------------------------------------------------------
  Appendix C                                                                 C-1
--------------------------------------------------------------------------------
  Appendix D                                                                 D-1
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART

      Feature                  Advisor               Advisor Plus                                 Advisor Preferred
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             No
                                                                             5-year Withdrawal       3-year Withdrawal  Withdrawal
                                                                               Charge Option           Charge Option      Charge
                                                                                                                           Option
------------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS       - Standard Fixed        - Standard Fixed                                                          None
                            Account Option with 1,  Account Option with 1,
                            3, 5, and 7 year        3, 5, and 7 year
                            Guarantee Periods       Guarantee Periods
                            - Dollar Cost           - Dollar Cost           - Dollar Cost           - Dollar Cost
                            Averaging Fixed         Averaging Fixed          Averaging Fixed         Averaging Fixed
                            Account Options with 3  Account Options with 3   Account Options with    Account Options with
                            to 12 month Transfer    to 12 month Transfer     3 to 12 month           3 to 12 month
                            Periods                 Periods                  Transfer Periods        Transfer Periods
------------------------------------------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT          None                    up to 5% depending on    None                    None                     None
                                                    issue age and amount
                                                    of purchase payments
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE
RISK CHARGE                 1.10%                   1.40%                    1.40%                   1.50%                   1.60%
(BASE CONTRACT)
------------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE          7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/       7/ 6/ 5/ 4/ 3           7/ 6/ 5                  None
(% OF PURCHASE PAYMENT)                            6.5/ 5.5/ 4/2.5

------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                     65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                         male
-------------------------------------------------------------------------------
Income Plan selected:                                       1
-------------------------------------------------------------------------------
Payment frequency:                                       monthly
Amount applied to variable income payments
under the Income Plan:                                 $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002


Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))



                                                                                  Income Benefit
                                                                                     Amount

                                                                                 -----------5%----
                                                                                      Roll-Up Value

                               Beginning                Contract      Maximum    --------------------------
               Type of         Contract   Transaction  Value After  Anniversary    Advisor and
 Date         Occurrence         Value      Amount     Occurrence      Value        Preferred       Plus

-----------------------------------------------------------------------------------------------------------
1/1/03                         $55,000    _            $55,000      $55,000      $52,500          $54,600
         Contract Anniversary
-----------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal   $60,000    $15,000      $45,000      $41,250      $40,347          $41,961
-----------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.



                                                                          Advisor and
                                                                           Preferred      Plus
-------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)      $15,000      $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)      $60,000      $60,000
-------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to                (c)      $55,000      $55,000
Partial Withdrawal
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $13,750      $13,750
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                     $41,250      $41,250
-------------------------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)      $15,000      $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)      $60,000      $60,000
-------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to
Partial Withdrawal (assumes half years worth of                    (c)      $53,796      $55,948
interest on $52,500 and $54,600, respectively)
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $13,599      $14,066
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                     $40,197      $41,882
-------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002


Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))




                                                                    Death Benefit Amount

                                                                    -------Purchase----------------------
                                                                        Payment Value

                               Beginning                Contract    ------------------------   Maximum
               Type of         Contract   Transaction  Value After  Advisor and              Anniversary
 Date         Occurrence         Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------
1/1/03   Contract Anniversary   $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.



                                                                                                 Advisor and
                                                                                                  Preferred     Plus
-----------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          $15,000     $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal

-----------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              $50,000     $52,000
-----------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $37,500     $39,000
-----------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                 (a)      $15,000     $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                    (b)      $60,000     $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                     (c)      $55,000     $55,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                           [(a)/(b)]*(c)      $13,750     $13,750
-----------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250     $41,250
-----------------------------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York Statement of Additional Information
P. O. Box 94260                                        dated December   , 2002
Palatine, Illinois  60094-4260
1 (866) 718-9824

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o Allstate Advisor
o Allstate Advisor Plus
o Allstate Advisor Preferred

This Statement of Additional Information is not a prospectus. You should read it
with the prospectus, dated December    , 2002, for each Contract. You may obtain
a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

                                                       Page
Additions, Deletions or Substitutions of Investments
The Contracts
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A                                             A-1
Appendix B                                             B-1
Appendix C                                             C-1
Appendix D                                             D-1
Appendix E                                             E-1


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly-owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $15,074,572.32. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $4,836,463.11. Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate, served as the principal underwriter for the Variable Account.
Commission income of ALFS for the fiscal year ending December 31, 2000 was $3,521,268.33. ALFS did not receive commission income for the fiscal year ending December 31, 1999. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION
------------------------------------------------------------------
From time to time we may advertise the "standardized", "non-standardized", and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                  1000(1 + T)^n  =  ERV

         where:

         T        = average annual total return

         ERV      = ending redeemable value of a hypothetical $1,000
                    payment (plus $40 credit thereon for Allstate Advisor Plus Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

         n        = number of years in the period

         1000     = hypothetical $1,000 investment (plus $40 credit thereon
                    for Allstate Advisor Plus Contracts only)

When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period.

Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2,we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through E to this Statement of Additional Information.

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

NON-STANDARDIZED TOTAL RETURNS
--------------------------------------

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return do not reflect withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns also do not take into account the amount of any applicable Credit Enhancement under the Allstate Advisor Plus Contracts. When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2, we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n -1 where:

         r       = cumulative rate of return for the period shown,

                   and:

         n       = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through E to this Statement of Additional Information. The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

ADJUSTED HISTORICAL TOTAL RETURNS
--------------------------------------------

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns" using the same method that we use to compute standardized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract.

The adjusted historical total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, for each Contract are set out in Appendices A through E to this Statement of Additional Information.


CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

         (A) is the sum of:

         (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except for tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2001 and
2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP , independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS
-----------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedules of Allstate New York, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                                   APPENDIX A

                            ALLSTATE ADVISOR CONTRACT

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

The Contract charges, include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-       1.29% (without any optional benefit riders), or

-       1.44% with the MAV Death Benefit Option.


In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. The following Variable Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The following Variable Sub-Accounts commenced operations on September 19, 2000: Franklin Small Cap, Mutual Shares Securities, and Templeton Developing Markets Securities. The following Variable Sub-Account commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable Sub-Account commenced operations on June 21, 2000: LSA Focused Equity. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.

NY ADVISOR MAV W/RIG (WITH THE MAV DEATH BENEFIT OPTION)

                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB            -7.31%     N/A       0.29%
Putnam Global Asset Allocation - Class IB             -16.15%     N/A     -10.11%
Putnam Growth and Income - Class IB                   -14.06%     N/A      -3.96%
Putnam Health Sciences - Class IB                     -27.22%     N/A       4.37%
Putnam High Yield - Class IB                           -4.16%     N/A      -6.90%
Putnam Income - Class IB                               -0.56%     N/A       2.12%
Putnam International Growth - Class IB                -28.07%     N/A     -15.93%
Putnam Investors - Class IB                           -32.18%     N/A     -23.42%
Putnam Money Market - Class IB                         -3.99%     N/A       0.33%
Putnam New Opportunities - Class IB                   -37.46%     N/A     -28.52%
Putnam New Value - Class IB                            -4.48%     N/A       8.28%
Putnam Research - Class IB                            -26.32%     N/A     -12.34%
Putnam Utilities Growth and Income - Class IB         -29.75%     N/A      -9.14%
Putnam Vista - Class IB                               -40.78%     N/A     -19.54%
Putnam Voyager - Class IB                             -29.84%     N/A     -19.44%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                           -22.79%     N/A     -33.21%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                     -0.81%     N/A       4.19%
Templeton Developing Markets Securities - Class 2 (1)  -15.72%     N/A     -19.40%
Templeton Foreign Securities - Class 2 (2)             -23.52%     N/A     -12.66%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A



NY ADVISOR MAV
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB             -7.01%    N/A      0.73%
Putnam Global Asset Allocation - Class IB              -15.85%    N/A     -9.66%
Putnam Growth and Income - Class IB                    -13.76%    N/A     -3.52%
Putnam Health Sciences - Class IB                      -26.92%    N/A      4.77%
Putnam High Yield - Class IB                            -3.86%    N/A     -6.44%
Putnam Income - Class IB                                -0.26%    N/A      2.57%
Putnam International Growth - Class IB                 -27.77%    N/A    -15.50%
Putnam Investors - Class IB                            -31.88%    N/A    -22.97%
Putnam Money Market - Class IB                          -3.69%    N/A      0.78%
Putnam New Opportunities - Class IB                    -37.16%    N/A    -28.06%
Putnam New Value - Class IB                             -4.18%    N/A      8.72%
Putnam Research - Class IB                             -26.02%    N/A    -11.91%
Putnam Utilities Growth and Income - Class IB          -29.45%    N/A     -8.72%
Putnam Vista - Class IB                                -40.48%    N/A    -19.13%
Putnam Voyager - Class IB                              -29.54%    N/A    -19.00%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                            -22.49%    N/A    -32.73%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                      -0.51%    N/A      4.66%
Templeton Developing Markets Securities - Class 2 (1)   -15.42%    N/A    -18.92%
Templeton Foreign Securities - Class 2 (2)              -23.22%    N/A    -12.30%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A




NY ADVISOR BASE W/RIG
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB             -7.16%    N/A      0.45%
Putnam Global Asset Allocation - Class IB              -16.01%    N/A     -9.96%
Putnam Growth and Income - Class IB                    -13.92%    N/A     -3.80%
Putnam Health Sciences - Class IB                      -27.10%    N/A      4.53%
Putnam High Yield - Class IB                            -4.00%    N/A     -6.75%
Putnam Income - Class IB                                -0.40%    N/A      2.28%
Putnam International Growth - Class IB                 -27.95%    N/A    -15.80%
Putnam Investors - Class IB                            -32.06%    N/A    -23.29%
Putnam Money Market - Class IB                          -3.83%    N/A      0.49%
Putnam New Opportunities - Class IB                    -37.36%    N/A    -28.40%
Putnam New Value - Class IB                             -4.33%    N/A      8.45%
Putnam Research - Class IB                             -26.20%    N/A    -12.20%
Putnam Utilities Growth and Income - Class IB          -29.64%    N/A     -9.00%
Putnam Vista - Class IB                                -40.68%    N/A    -19.41%
Putnam Voyager - Class IB                              -29.73%    N/A    -19.31%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                            -22.66%    N/A    -33.10%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                      -0.65%    N/A      4.35%
Templeton Developing Markets Securities - Class 2 (1)   -15.58%    N/A    -19.27%
Templeton Foreign Securities - Class 2 (2)              -23.40%    N/A    -12.52%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A



NY ADVISOR BASE
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB            -6.86%     N/A      0.89%
Putnam Global Asset Allocation - Class IB             -15.71%     N/A     -9.51%
Putnam Growth and Income - Class IB                   -13.62%     N/A     -3.36%
Putnam Health Sciences - Class IB                     -26.80%     N/A      4.93%
Putnam High Yield - Class IB                           -3.70%     N/A     -6.29%
Putnam Income - Class IB                               -0.10%     N/A      2.74%
Putnam International Growth - Class IB                 27.65%     N/A     15.36%
Putnam Investors - Class IB                           -31.76%     N/A    -22.85%
Putnam Money Market - Class IB                         -3.53%     N/A      0.94%
Putnam New Opportunities - Class IB                   -37.06%     N/A    -27.95%
Putnam New Value - Class IB                            -4.03%     N/A      8.89%
Putnam Research - Class IB                            -25.90%     N/A    -11.77%
Putnam Utilities Growth and Income - Class IB         -29.34%     N/A     -8.57%
Putnam Vista - Class IB                               -40.38%     N/A    -19.00%
Putnam Voyager - Class IB                             -29.43%     N/A    -18.87%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                          -22.36%     N/A    -32.62%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                    -0.35%     N/A      4.83%
Templeton Developing Markets Securities - Class 2 (1) -15.28%     N/A    -18.79%
Templeton Foreign Securities - Class 2 (2)            -23.10%     N/A     12.15%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A


(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.




Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable  Sub-Accounts  commenced  operations  on December 10, 1999:  The George
Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income,
Putnam Health Sciences,  Putnam High Yield, Putnam Income,  Putnam International
Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities,  Putnam
New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing Markets Securities. The following Variable Sub-Account commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account commenced operations on June 21, 2000: LSA Focused Equity. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

NY ADVISOR BASE
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB            -0.84%    N/A       3.41%
Putnam Global Asset Allocation - Class IB              -9.69%    N/A      -6.71%
Putnam Growth and Income - Class IB                    -7.60%    N/A      -0.74%
Putnam Health Sciences - Class IB                      20.79%    N/A       7.34%
Putnam High Yield - Class IB                           2.31%    N/A      -3.58%
Putnam Income - Class IB*                                5.91%    N/A       5.21%
Putnam International Growth - Class IB                 21.64%    N/A     -12.37%
Putnam Investors - Class IB                            25.75%    N/A     -19.56%
Putnam Money Market - Class IB                          2.48%    N/A       3.45%
Putnam New Opportunities - Class IB                   -31.04%    N/A     -24.43%
Putnam New Value - Class IB                             1.99%    N/A      11.22%
Putnam Research - Class IB                             19.88%    N/A      -8.90%
Putnam Utilities Growth and Income - Class IB         -23.32%    N/A      -5.80%
Putnam Vista - Class IB                               -34.36%    N/A     -15.87%
Putnam Voyager - Class IB                             -23.41%    N/A     -15.75%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                           -16.34%    N/A     -27.38%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                      5.66%    N/A       9.48%
Templeton Developing Markets Securities - Class 2 (1)   -9.27%    N/A     -13.81%
Templeton Foreign Securities - Class 2 (2)             -17.08%    N/A      -8.13%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A


NY ADVISOR MAV
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB            -0.99%     N/A       3.25%
Putnam Global Asset Allocation - Class IB              -9.83%     N/A      -6.85%
Putnam Growth and Income - Class IB                    -7.74%     N/A      -0.89%
Putnam Health Sciences - Class IB                     -20.91%     N/A       7.18%
Putnam High Yield - Class IB                            2.16%     N/A      -3.72%
Putnam Income - Class IB                                5.75%     N/A       5.05%
Putnam International Growth - Class IB                -21.75%     N/A     -12.50%
Putnam Investors - Class IB                           -25.86%     N/A     -19.68%
Putnam Money Market - Class IB                          2.33%     N/A       3.30%
Putnam New Opportunities - Class IB                   -31.15%     N/A     -24.55%
Putnam New Value - Class IB                             1.83%     N/A      11.05%
Putnam Research - Class IB                            -20.00%     N/A      -9.03%
Putnam Utilities Growth and Income - Class IB         -23.44%     N/A      -5.94%
Putnam Vista - Class IB                               -34.46%     N/A     -16.00%
Putnam Voyager - Class IB                             -23.53%     N/A     -15.87%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                           -16.47%     N/A     -27.49%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                      5.50%     N/A       9.32%
Templeton Developing Markets Securities - Class 2 (1)   -9.40%     N/A     -13.94%
Templeton Foreign Securities - Class 2 (2)             -17.20%     N/A      -8.27%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A


NY ADVISOR BASE W/RIG
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB            -1.14%     N/A       2.98%
Putnam Global Asset Allocation - Class IB              -9.99%     N/A      -7.14%
Putnam Growth and Income - Class IB                    -7.90%     N/A      -1.16%
Putnam Health Sciences - Class IB                    -21.09%     N/A       6.95%
Putnam High Yield - Class IB                            2.01%     N/A      -4.03%
Putnam Income - Class IB                                5.61%     N/A       4.77%
Putnam International Growth - Class IB                -21.94%     N/A     -12.79%
Putnam Investors - Class IB                           -26.05%     N/A     -19.99%
Putnam Money Market - Class IB                          2.18%     N/A       3.02%
Putnam New Opportunities - Class IB                  -31.34%     N/A     -24.86%
Putnam New Value - Class IB                             1.69%     N/A      10.79%
Putnam Research - Class IB                            -20.18%     N/A      -9.31%
Putnam Utilities Growth and Income - Class IB         -23.62%     N/A      -6.21%
Putnam Vista - Class IB                               -34.66%     N/A     -16.27%
Putnam Voyager - Class IB                             -23.71%     N/A     -16.17%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                           -16.64%     N/A     -27.85%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                      5.36%     N/A       9.01%
Templeton Developing Markets Securities - Class 2 (1)   -9.57%     N/A     -14.27%
Templeton Foreign Securities - Class 2 (2)             -17.38%     N/A      -8.49%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A


NY ADVISOR MAV W/RIG
                                                                  5 Year  10 Year
                                                                          or Since
Variable Sub-Account                                    1 Year            Inception
The George Putnam Fund of Boston - Class IB            -1.29%     N/A      2.82%
Putnam Global Asset Allocation - Class IB            -10.13%     N/A     -7.28%
Putnam Growth and Income - Class IB                    -8.04%     N/A     -1.31%
Putnam Health Sciences - Class IB                    -21.21%     N/A      6.79%
Putnam High Yield - Class IB                            1.86%     N/A     -4.17%
Putnam Income - Class IB                                5.45%     N/A      4.61%
Putnam International Growth - Class IB                -22.05%     N/A    -12.92%
Putnam Investors - Class IB                           -26.16%     N/A    -20.11%
Putnam Money Market - Class IB                         2.03%     N/A      2.86%
Putnam New Opportunities - Class IB                   -31.45%     N/A    -24.98%
Putnam New Value - Class IB                             1.53%     N/A     10.63%
Putnam Research - Class IB                            -20.30%     N/A     -9.45%
Putnam Utilities Growth and Income - Class IB         -23.74%     N/A     -6.35%
Putnam Vista - Class IB                                34.76%     N/A    -16.40%
Putnam Voyager - Class IB                             -23.83%     N/A    -16.29%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                            -16.77%    N/A     27.96%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                      5.20%     N/A      8.85%
Templeton Developing Markets Securities - Class 2 (1)   -9.70%     N/A    -14.40%
Templeton Foreign Securities - Class 2 (2)              -17.50%    N/A     -8.63%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.


Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Portfolios rather than the inception of the Variable Sub-Accounts.


                                                           Inception Date of
Variable Sub-Account                                    Corresponding Portfolio
The George Putnam Fund of Boston (1)                      04/30/98
Putnam Global Asset Allocation (1)                        02/01/88
Putnam Growth and Income (1)                              02/01/88
Putnam Health Sciences (1)                                04/30/98
Putnam High Yield (1)                                     02/01/88
Putnam Income (1)                                         02/01/88
Putnam International Growth (1)                           01/02/97
Putnam Investors (1)                                      04/30/98
Putnam Money Market (1)                                   02/01/88
Putnam New Opportunities (1)                              05/02/94
Putnam New Value (1)                                      01/02/97
Putnam Research (1)                                       09/29/98
Putnam Utilities Growth and Income (1)                    05/01/92
Putnam Vista (1)                                          01/02/97
Putnam Voyager (1)                                        02/01/88
Franklin Growth and Income Securities (2)                 01/24/89
Franklin Small Cap (2)                                    10/31/95
Franklin Small Cap Value Securities (2)                   04/30/98
Mutual Shares Securities (2)                              11/08/96
Templeton Developing Markets Securities (2)               03/04/96
Templeton Foreign Securities (2)                          05/01/92
Templeton Global Income Securities (2)                    01/24/89
LSA Aggressive Growth                                     08/14/01
LSA Focused Equity                                        10/01/99
LSA Mid Cap Value                                         08/14/01
Oppenheimer Aggressive Growth (3)                         08/15/86
Oppenheimer Global Securities (3)                         11/12/90
Oppenheimer High Income (3)                               04/30/86
Oppenheimer Main Street Growth & Income (3)               07/05/95
Oppenheimer Main Street Small Cap (3)                     05/01/98
Oppenheimer Multiple Strategies (3)                       02/09/87
Oppenheimer Strategic Bond (3)                            05/03/93
Van Kampen LIT Emerging Growth (4)                        07/03/95
Van Kampen LIT Growth and Income (4)                      12/23/96
Van Kampen UIF Active International Allocation            08/31/99                                                      08/31/99
Van Kampen UIF Emerging Markets Debt                      06/16/97
Van Kampen UIF U.S. Real Estate                           03/03/97


(1) Each of the Portfolios (Class IB shares) were first offered on April 30, 1998, except for the Putnam VT Growth and Income Fund which was first offered on April 6, 1998, and the Putnam VT Research Fund, which was first offered on September 30, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).
The inception dates for the Portfolios (Class IA shares) are shown in the above table.

(2) Each of the  Portfolios (Class 2  Shares) were  first  offered on January 6,
1999,  except  for the  Templeton  Developing  Markets  Securities  Fund and the
Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current
12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

(3) Each of the  Portfolios  (Service  Class) were first  offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial  Class,  adjusted to reflect the current  12b-1 fees of the  Portfolios'
12b-1 class shares (Service Class).

(4) The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


NY ADVISOR BASE
                                                                           10 Year or
                                                                              Since
Variable Sub-Account                                    1 Year    5 Year    Inception
The George Putnam Fund of Boston - Class IB                 -6.86%     N/A        1.05%
Putnam Global Asset Allocation - Class IB                  -15.71%     3.85%      7.24%
Putnam Growth and Income - Class IB                        -13.62%    6.10%      10.32%
Putnam Health Sciences - Class IB                          -26.80%    N/A         1.92%
Putnam High Yield - Class IB                                -3.70%   -0.36%       5.83%
Putnam Income - Class IB                                    -0.10%    3.99%       5.10%
Putnam International Growth - Class IB                     -27.65%    N/A         7.61%
Putnam Investors - Class IB                                -31.76%    N/A        -4.65%
Putnam Money Market - Class IB                              -3.53%    3.04%       3.04%
Putnam New Opportunities - Class IB                        -37.06%    4.09%       9.96%
Putnam New Value - Class IB                                 -4.03%    N/A         7.61%
Putnam Research - Class IB                                 -25.90%    N/A         3.43%
Putnam Utilities Growth and Income - Class IB              -29.34%    3.87%       7.29%
Putnam Vista - Class IB                                    -40.38%    N/A         5.47%
Putnam Voyager - Class IB                                  -29.43%    8.11%      11.37%
Franklin Growth and Income Securities - Class 2              -2.57%   10.36%      11.34%
Franklin Small Cap - Class 2                                -22.36%    8.58%      11.63%
Franklin Small Cap Value Securities - Class 2                 6.32%     N/A        0.65%
Mutual Shares Securities - Class II                          -0.35%    8.22%       8.65%
Templeton Developing Markets Securities - Class 2           -15.28%  -13.93%     -13.22%
Templeton Foreign Securities - Class 2                      -23.10%   2.76%        8.06%
Templeton Global Income Securities - Class 2                 -5.10%   -0.11%       2.72%
LSA Aggressive Growth*                                        N/A      N/A       -12.78%
LSA Focused Equity                                          -22.54%    N/A        -8.35%
LSA Mid Cap Value*                                            N/A      N/A         0.53%
Oppenheimer Aggressive Growth - Service Class               -38.22%    5.09%      10.15%
Oppenheimer Global Securities - Service Class               -19.33%   13.40%      12.24%
Oppenheimer High Income - Service Class                      -5.48%   -1.34%       5.95%
Oppenheimer Main Street Growth & Income - Service Class     -17.46%    4.72%      11.85%
Oppenheimer Main Street Small Cap - Service Class            -7.74%     N/A        1.11%
Oppenheimer Multiple Strategies - Service Class              -5.27%    6.75%       8.58%
Oppenheimer Strategic Bond - Service Class                   -2.74%    2.33%       4.03%
Van Kampen LIT Emerging Growth - Class II                   -38.55%   13.71%      15.50%
Van Kampen LIT Growth and Income - Class II                 -13.91%   10.91%      10.77%
Van Kampen UIF Active International Allocation - Class
II                                                          -27.14%     N/A      -12.56%
Van Kampen UIF Emerging Markets Debt - Class II               2.40%     N/A        0.64%
Van Kampen UIF U.S. Real Estate - Class II                    2.14%     N/A        6.04%

*Unannualized


NY ADVISOR MAV
                                                                           10 Year or
                                                                              Since
Variable Sub-Account                                    1 Year    5 Year    Inception
The George Putnam Fund of Boston - Class IB                 -7.01%    N/A        0.90%
Putnam Global Asset Allocation - Class IB                  -15.85%   3.69%       7.08%
Putnam Growth and Income - Class IB                        -13.76%   5.94%      10.16%
Putnam Health Sciences - Class IB                          -26.92%    N/A        1.76%
Putnam High Yield - Class IB                                -3.86%  -0.52%       5.67%
Putnam Income - Class IB                                    -0.26%   3.83%       4.95%
Putnam International Growth - Class IB                     -27.77%    N/A        7.44%
Putnam Investors - Class IB                                -31.88%    N/A       -4.80%
Putnam Money Market - Class IB                              -3.69%   2.88%       2.88%
Putnam New Opportunities - Class IB                        -37.16%   3.93%       9.79%
Putnam New Value - Class IB                                 -4.18%     N/A       7.45%
Putnam Research - Class IB                                 -26.02%    N/A        3.27%
Putnam Utilities Growth and Income - Class IB              -29.45%   3.71%       7.13%
Putnam Vista - Class IB                                    -40.48%    N/A        5.30%
Putnam Voyager - Class IB                                  -29.54%   7.94%      11.20%
Franklin Growth and Income Securities - Class 2              -2.72%  10.19%      11.17%
Franklin Small Cap - Class 2                                -22.49%   8.41%      11.46%
Franklin Small Cap Value Securities - Class 2                 6.15%     N/A       0.49%
Mutual Shares Securities - Class II                          -0.51%   8.06%       8.49%
Templeton Developing Markets Securities - Class 2           -15.42% -14.07%     -13.36%
Templeton Foreign Securities - Class 2                      -23.22%   2.60%       7.89%
Templeton Global Income Securities - Class 2                 -5.25%   0.26%       2.57%
LSA Aggressive Growth*                                        N/A      N/A      -12.83%
LSA Focused Equity                                         -22.67%    N/A       -8.49%
LSA Mid Cap Value*                                            N/A      N/A        0.47%
Oppenheimer Aggressive Growth - Service Class               -38.32%   4.93%       9.98%
Oppenheimer Global Securities - Service Class               -19.46%  13.22%      12.07%
Oppenheimer High Income - Service Class                     -5.64%   -1.49%       5.79%
Oppenheimer Main Street Growth & Income - Service Class     -17.59%   4.56%      11.68%
Oppenheimer Main Street Small Cap - Service Class           -7.89%     N/A        0.96%
Oppenheimer Multiple Strategies - Service Class             -5.42%    6.58%       8.41%
Oppenheimer Strategic Bond - Service Class                  -2.90%    2.17%       3.87%
Van Kampen LIT Emerging Growth - Class II                   -38.65%  13.53%      15.33%
Van Kampen LIT Growth and Income - Class II                 -14.05%  10.74%      10.60%
Van Kampen UIF Active International Allocation - Class
II                                                          -27.26%    N/A      -12.70%
Van Kampen UIF Emerging Markets Debt - Class II               2.24%    N/A        0.49%
Van Kampen UIF U.S. Real Estate - Class II                    1.98%    N/A        5.88%

*Unannualized



NY ADVISOR BASE W/RIG
                                                                           10 Year or
                                                                              Since
Variable Sub-Account                                    1 Year    5 Year    Inception
The George Putnam Fund of Boston - Class IB                 -7.16%     N/A       0.72%
Putnam Global Asset Allocation - Class IB                  -16.01%   3.61%       7.03%
Putnam Growth and Income - Class IB                        -13.92%   5.86%      10.14%
Putnam Health Sciences - Class IB                          -27.10%    N/A        1.61%
Putnam High Yield - Class IB                                -4.00%  -0.66%       5.63%
Putnam Income - Class IB                                    -0.40%   3.71%       4.86%
Putnam International Growth - Class IB                     -27.95%    N/A        7.39%
Putnam Investors - Class IB                                -32.06%    N/A       -4.93%
Putnam Money Market - Class IB                              -3.83%   2.75%       2.77%
Putnam New Opportunities - Class IB                        -37.36%   3.88%       9.78%
Putnam New Value - Class IB                                 -4.33%     N/A       7.36%
Putnam Research - Class IB                                 -26.20%    N/A        3.13%
Putnam Utilities Growth and Income - Class IB              -29.64%    3.64%      7.08%
Putnam Vista - Class IB                                    -40.68%    N/A        5.26%
Putnam Voyager - Class IB                                  -29.73%    7.90%     11.20%
Franklin Growth and Income Securities - Class 2              -2.87%   10.12%     11.14%
Franklin Small Cap - Class 2                                -22.66%   8.35%      11.39%
Franklin Small Cap Value Securities - Class 2                 6.02%     N/A       0.25%
Mutual Shares Securities - Class II                          -0.65%   7.96%       8.35%
Templeton Developing Markets Securities - Class 2           -15.58%  14.39%      13.70%
Templeton Foreign Securities - Class 2                     -23.40%   2.51%        7.85%
Templeton Global Income Securities - Class 2                 -5.40%   0.41%       2.46%
LSA Aggressive Growth*                                         N/A      N/A     -13.08%
LSA Focused Equity                                           -22.84%    N/A      -8.73%
LSA Mid Cap Value*                                             N/A      N/A       0.23%
Oppenheimer Aggressive Growth - Service Class               -38.52%   4.86%       9.98%
Oppenheimer Global Securities - Service Class               -19.63%  13.19%      12.05%
Oppenheimer High Income - Service Class                     -5.78%    1.63%       5.75%
Oppenheimer Main Street Growth & Income - Service Class     -17.76%    4.49%     11.66%
Oppenheimer Main Street Small Cap - Service Class           -8.04%     N/A        0.80%
Oppenheimer Multiple Strategies - Service Class             -5.57%     6.49%      8.37%
Oppenheimer Strategic Bond - Service Class                  -3.04%     2.04%      3.76%
Van Kampen LIT Emerging Growth - Class II                 -38.85%    13.52%      15.31%
Van Kampen LIT Growth and Income - Class II                14.21%    10.69%      10.47%
Van Kampen UIF Active International Allocation - Class
II                                                         -27.44%     N/A      -12.94%
Van Kampen UIF Emerging Markets Debt - Class II              2.10%     N/A        0.26%
Van Kampen UIF U.S. Real Estate - Class II                   1.84%     N/A        5.75%

*Unannualized



NY ADVISOR MAV W/RIG                                     1 Year        5 Year        10 Year
                                                                                     or Since
                                                                                        Inception

The George Putnam Fund of Boston - Class IB                 -7.31%         N/A             0.57%
Global Asset Allocation - Class IB                         -16.15%       3.45%            6.87%
Growth and Income - Class IB                               -14.06%       5.70%            9.97%
Health Sciences - Class IB                                 -27.22%        N/A             1.45%
High Yield - Class IB                                       -4.16%        -0.81%           5.46%
Income - Class IB                                           -0.56%        3.55%            4.70%
International Growth - Class IB                            -28.07%        N/A             7.22%
Investors - Class IB                                       -32.18%        N/A            -5.09%
Money Market - Class IB                                     -3.99%        2.59%            2.61%
New Opportunities - Class IB                               -37.46%       3.72%            9.61%
New Value - Class IB                                        -4.48%         N/A             7.19%
Research - Class IB                                        -26.32%        N/A             2.97%
Utilities Growth and Income - Class IB                     -29.75%       3.48%            6.92%
Vista - Class IB                                           -40.78%        N/A             5.09%
Voyager - Class IB                                         -29.84%       7.74%           11.03%
Franklin Growth and Income Securities - Class 2             -3.02%        9.96%           10.97%
Franklin Small Cap - Class 2                               -22.79%       8.18%           11.22%
Franklin Small Cap Value Securities - Class 2                5.85%         N/A             0.10%
Mutual Shares Securities - Class II                         -0.81%        7.80%            8.18%
Templeton Developing Markets Securities - Class 2          -15.72%      -14.53%         -13.84%
Templeton Foreign Securities - Class 2                     -23.52%       2.35%            7.69%
Templeton Global Income Securities - Class 2                -5.55%        -0.57%           2.31%
LSA Aggressive Growth*                                        N/A          N/A           -13.13%
LSA Focused Equity                                         -22.97%         N/A            -8.88%
LSA Mid Cap Value*                                            N/A          N/A             0.17%
Oppenheimer Aggressive Growth - Service Class              -38.62%       4.70%            9.81%
Oppenheimer Global Securities - Service Class              -19.76%       13.02%          11.88%
Oppenheimer High Income - Service Class                     -5.94%        -1.79%           5.59%
Oppenheimer Main Street Growth & Income - Service Class    -17.89%       4.33%           11.49%
Oppenheimer Main Street Small Cap - Service Class           -8.19%         N/A             0.64%
Oppenheimer Multiple Strategies - Service Class             -5.72%        6.33%            8.21%
Oppenheimer Strategic Bond - Service Class                  -3.20%        1.88%            3.60%
Van Kampen LIT Emerging Growth - Class II                  -38.95%       13.35%          15.14%
Van Kampen LIT Growth and Income - Class II                -14.35%       10.52%          10.31%
Van Kampen UIF Active International Allocation - Class II  -27.56%        N/A            -13.08%
Van Kampen UIF Emerging Markets Debt - Class II              1.94%         N/A             0.11%
Van Kampen UIF U.S. Real Estate - Class II                   1.68%         N/A             5.58%

*Unannualized


                                   APPENDIX B

                         ALLSTATE ADVISOR PLUS CONTRACT

The Contract charges include a maximum withdrawal charge of 8.5% that declines to zero after eight years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-       1.59% (without any optional benefit riders), or

-       1.74% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

The  standardized   total  returns  shown  below  also  include  the  4%  Credit
Enhancement available under the Allstate Advisor Plus Contract. The issue age of the owner and annuitant are assumed to be age 85 or younger.  Also, the purchase payment is assumed to be $1,040  (i.e.  $1,000  purchase  payment plus 4% credit enhancement).

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized  total returns for each Variable  Sub-Account
since  its  inception   through  December  31,  2001.  The  following   Variable
Sub-Accounts  commenced  operations on December 10, 1999: The George Putnam Fund of Boston,  Putnam Global Asset  Allocation,  Putnam  Growth and Income,  Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing  Markets  Securities.  The following Variable  Sub-Account  commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account  commenced operations on June 21, 2000: LSA Focused Equity.  The remaining  Variable  Sub-Accounts  were  first  offered  as of the  date of this
Statement of Additional Information.

NY PLUS BASE
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -4.48%   N/A      1.60%
Putnam Global Asset Allocation - Class IB              -13.65%   N/A     -9.09%
Putnam Growth and Income - Class IB                    -11.48%   N/A     -2.77%
Putnam Health Sciences - Class IB                      -25.16%   N/A      5.74%
Putnam High Yield - Class IB                            -1.21%   N/A     -5.78%
Putnam Income - Class IB                                 2.53%   N/A      3.49%
Putnam International Growth - Class IB                 -26.04%   N/A    -15.11%
Putnam Investors - Class IB                            -30.30%   N/A    -22.83%
Putnam Money Market - Class IB                          -1.03%   N/A      1.65%
Putnam New Opportunities - Class IB                    -35.79%   N/A    -28.11%
Putnam New Value - Class IB                             -1.55%   N/A      9.80%
Putnam Research - Class IB                             -24.22%   N/A    -11.41%
Putnam Utilities Growth and Income - Class IB          -27.79%   N/A     -8.12%
Putnam Vista - Class IB                                -39.23%   N/A    -18.86%
Putnam Voyager - Class IB                              -27.88%   N/A    -18.73%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -20.55%   N/A    -31.65%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       2.27%   N/A      6.95%
Templeton Developing Markets Securities - Class 2 (1)   -13.21%   N/A    -17.39%
Templeton Foreign Securities - Class 2 (2)              -21.31%   N/A    -10.97%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A


NY PLUS MAV
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -4.63%   N/A      1.44%
Putnam Global Asset Allocation - Class IB              -13.80%   N/A     -9.24%
Putnam Growth and Income - Class IB                    -11.63%   N/A     -2.93%
Putnam Health Sciences - Class IB                      -25.28%   N/A      5.57%
Putnam High Yield - Class IB                            -1.37%   N/A     -5.93%
Putnam Income - Class IB                                 2.36%   N/A      3.32%
Putnam International Growth - Class IB                 -26.16%   N/A    -15.25%
Putnam Investors - Class IB                            -30.42%   N/A    -22.96%
Putnam Money Market - Class IB                          -1.19%   N/A      1.48%
Putnam New Opportunities - Class IB                    -35.90%   N/A    -28.23%
Putnam New Value - Class IB                             -1.70%   N/A      9.62%
Putnam Research - Class IB                             -24.34%   N/A    -11.55%
Putnam Utilities Growth and Income - Class IB          -27.91%   N/A     -8.27%
Putnam Vista - Class IB                                -39.34%   N/A    -18.99%
Putnam Voyager - Class IB                              -28.00%   N/A    -18.86%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -20.68%   N/A    -31.77%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       2.10%   N/A      6.78%
Templeton Developing Markets Securities - Class 2 (1)   -13.35%   N/A    -17.52%
Templeton Foreign Securities - Class 2 (2)              -21.44%   N/A    -11.11%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A




NY PLUS BASE W/ RIG
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -4.78%   N/A      1.16%
Putnam Global Asset Allocation - Class IB              -13.95%   N/A     -9.53%
Putnam Growth and Income - Class IB                    -11.78%   N/A     -3.20%
Putnam Health Sciences - Class IB                      -25.46%   N/A      5.35%
Putnam High Yield - Class IB                            -1.51%   N/A     -6.23%
Putnam Income - Class IB                                 2.23%   N/A      3.04%
Putnam International Growth - Class IB                 -26.34%   N/A    -15.54%
Putnam Investors - Class IB                            -30.60%   N/A    -23.28%
Putnam Money Market - Class IB                          -1.33%   N/A      1.20%
Putnam New Opportunities - Class IB                    -36.09%   N/A    -28.56%
Putnam New Value - Class IB                             -1.85%   N/A      9.37%
Putnam Research - Class IB                             -24.52%   N/A    -11.84%
Putnam Utilities Growth and Income - Class IB          -28.09%   N/A     -8.54%
Putnam Vista - Class IB                                -39.53%   N/A    -19.27%
Putnam Voyager - Class IB                              -28.18%   N/A    -19.16%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -20.85%   N/A    -32.13%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       1.97%   N/A      6.48%
Templeton Developing Markets Securities - Class 2 (1)   -13.51%   N/A    -17.86%
Templeton Foreign Securities - Class 2 (2)              -21.61%   N/A    -11.33%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A




NY PLUS MAV W/ RIG
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -4.93%   N/A      1.00%
Putnam Global Asset Allocation - Class IB              -14.10%   N/A     -9.68%
Putnam Growth and Income - Class IB                    -11.93%   N/A     -3.36%
Putnam Health Sciences - Class IB                      -25.58%   N/A      5.18%
Putnam High Yield - Class IB                            -1.67%   N/A     -6.39%
Putnam Income - Class IB                                 2.06%   N/A      2.88%
Putnam International Growth - Class IB                 -26.46%   N/A    -15.68%
Putnam Investors - Class IB                            -30.72%   N/A    -23.41%
Putnam Money Market - Class IB                          -1.49%   N/A      1.04%
Putnam New Opportunities - Class IB                    -36.20%   N/A    -28.69%
Putnam New Value - Class IB                             -2.00%   N/A      9.19%
Putnam Research - Class IB                             -24.64%   N/A    -11.98%
Putnam Utilities Growth and Income - Class IB          -28.21%   N/A     -8.69%
Putnam Vista - Class IB                                -39.64%   N/A    -19.41%
Putnam Voyager - Class IB                              -28.30%   N/A    -19.30%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -20.98%   N/A    -32.24%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       1.80%   N/A      6.31%
Templeton Developing Markets Securities - Class 2 (1)   -13.65%   N/A    -17.99%
Templeton Foreign Securities - Class 2 (2)              -21.74%   N/A    -11.48%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.



Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable  Sub-Accounts  commenced  operations  on December 10, 1999:  The George
Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income,
Putnam Health Sciences,  Putnam High Yield, Putnam Income,  Putnam International
Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities,  Putnam
New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing Markets Securities. The following Variable Sub-Account commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account commenced operations on June 21, 2000: LSA Focused Equity. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not include the 4% Credit Enhancement available under the Putnam
Allstate Advisor Plus Contract or the $30 annual contract maintenance charge or withdrawal charge that may be imposed under the Contract.

NY PLUS BASE
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB            -1.14%    N/A      3.10%
Putnam Global Asset Allocation - Class IB              -9.96%    N/A     -6.99%
Putnam Growth and Income - Class IB                    -7.88%    N/A     -1.03%
Putnam Health Sciences - Class IB                     -21.03%    N/A      7.02%
Putnam High Yield - Class IB                            2.01%    N/A     -3.87%
Putnam Income - Class IB                                5.60%    N/A      4.89%
Putnam International Growth - Class IB                 21.87%    N/A    -12.63%
Putnam Investors - Class IB                            25.97%    N/A    -19.80%
Putnam Money Market - Class IB                          2.17%    N/A      3.14%
Putnam New Opportunities - Class IB                   -31.25%    N/A    -24.66%
Putnam New Value - Class IB                             1.68%    N/A     10.88%
Putnam Research - Class IB                            -20.12%    N/A     -9.17%
Putnam Utilities Growth and Income - Class IB         -23.55%    N/A     -6.08%
Putnam Vista - Class IB                               -34.56%    N/A    -16.12%
Putnam Voyager - Class IB                             -23.64%    N/A    -16.00%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                           -16.59%    N/A    -27.60%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                      5.35%    N/A      9.16%
Templeton Developing Markets Securities - Class 2 (1)   -9.54%    N/A    -14.07%
Templeton Foreign Securities - Class 2 (2)             -17.33%    N/A     -8.41%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A


NY PLUS MAV
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -1.29%   N/A      2.94%
Putnam Global Asset Allocation - Class IB              -10.10%   N/A     -7.13%
Putnam Growth and Income - Class IB                     -8.02%   N/A     -1.18%
Putnam Health Sciences - Class IB                      -21.15%   N/A      6.86%
Putnam High Yield - Class IB                             1.85%   N/A     -4.01%
Putnam Income - Class IB                                 5.44%   N/A      4.74%
Putnam International Growth - Class IB                 -21.99%   N/A    -12.76%
Putnam Investors - Class IB                            -26.08%   N/A    -19.92%
Putnam Money Market - Class IB                           2.02%   N/A      2.99%
Putnam New Opportunities - Class IB                    -31.35%   N/A    -24.77%
Putnam New Value - Class IB                              1.53%   N/A     10.72%
Putnam Research - Class IB                             -20.24%   N/A     -9.30%
Putnam Utilities Growth and Income - Class IB          -23.67%   N/A     -6.22%
Putnam Vista - Class IB                                -34.66%   N/A    -16.25%
Putnam Voyager - Class IB                              -23.76%   N/A    -16.13%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -16.72%   N/A    -27.71%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       5.19%   N/A      8.99%
Templeton Developing Markets Securities - Class 2 (1)    -9.68%   N/A    -14.19%
Templeton Foreign Securities - Class 2 (2)              -17.45%   N/A     -8.54%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A




NY PLUS BASE W/ RIG
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -1.44%   N/A      2.67%
Putnam Global Asset Allocation - Class IB              -10.26%   N/A     -7.42%
Putnam Growth and Income - Class IB                     -8.18%   N/A     -1.46%
Putnam Health Sciences - Class IB                      -21.33%   N/A      6.63%
Putnam High Yield - Class IB                             1.71%   N/A     -4.32%
Putnam Income - Class IB                                 5.30%   N/A      4.45%
Putnam International Growth - Class IB                 -22.17%   N/A    -13.05%
Putnam Investors - Class IB                            -26.27%   N/A    -20.23%
Putnam Money Market - Class IB                           1.87%   N/A      2.71%
Putnam New Opportunities - Class IB                    -31.55%   N/A    -25.09%
Putnam New Value - Class IB                              1.38%   N/A     10.46%
Putnam Research - Class IB                             -20.42%   N/A     -9.58%
Putnam Utilities Growth and Income - Class IB          -23.85%   N/A     -6.49%
Putnam Vista - Class IB                                -34.86%   N/A    -16.52%
Putnam Voyager - Class IB                              -23.94%   N/A    -16.42%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -16.89%   N/A    -28.07%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       5.05%   N/A      8.69%
Templeton Developing Markets Securities - Class 2 (1)    -9.84%   N/A    -14.53%
Templeton Foreign Securities - Class 2 (2)              -17.63%   N/A     -8.76%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A



NY PLUS MAV W/ RIG
                                                                  5 Year 10 Year
                                                                        or Since
Variable Sub-Account                                    1 Year          Inception
The George Putnam Fund of Boston - Class IB             -1.59%   N/A      2.51%
Putnam Global Asset Allocation - Class IB              -10.40%   N/A     -7.56%
Putnam Growth and Income - Class IB                     -8.32%   N/A     -1.61%
Putnam Health Sciences - Class IB                      -21.45%   N/A      6.47%
Putnam High Yield - Class IB                             1.55%   N/A     -4.46%
Putnam Income - Class IB                                 5.14%   N/A      4.30%
Putnam International Growth - Class IB                 -22.29%   N/A    -13.18%
Putnam Investors - Class IB                            -26.38%   N/A    -20.35%
Putnam Money Market - Class IB                           1.72%   N/A      2.55%
Putnam New Opportunities - Class IB                    -31.65%   N/A    -25.20%
Putnam New Value - Class IB                              1.23%   N/A     10.30%
Putnam Research - Class IB                             -20.54%   N/A     -9.72%
Putnam Utilities Growth and Income - Class IB          -23.97%   N/A     -6.63%
Putnam Vista - Class IB                                -34.96%   N/A    -16.65%
Putnam Voyager - Class IB                              -24.06%   N/A    -16.55%
Franklin Growth and Income Securities - Class 2           N/A     N/A      N/A
Franklin Small Cap - Class 2                            -17.02%   N/A    -28.18%
Franklin Small Cap Value Securities - Class 2             N/A     N/A      N/A
Mutual Shares Securities - Class II                       4.89%   N/A      8.52%
Templeton Developing Markets Securities - Class 2 (1)    -9.98%   N/A    -14.66%
Templeton Foreign Securities - Class 2 (2)              -17.75%   N/A     -8.90%
Templeton Global Income Securities - Class 2              N/A     N/A      N/A
LSA Aggressive Growth                                     N/A     N/A      N/A
LSA Focused Equity                                        N/A     N/A      N/A
LSA Mid Cap Value                                         N/A     N/A      N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A      N/A
Oppenheimer Global Securities - Service Class             N/A     N/A      N/A
Oppenheimer High Income - Service Class                   N/A     N/A      N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A      N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A      N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A      N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A      N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A      N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A      N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A      N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A      N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A      N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.



Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts. The adjusted historical total returns shown below include the 4% credit enhancement available under the Allstate
Advisor Plus Contract as well as the applicable contract maintenance charge and withdrawal charge under the Contract.

Variable Sub-Account                                       Inception Date of Corresponding
                                                                    Portfolio
The George Putnam Fund of Boston (1)                           04/30/98
Putnam Global Asset Allocation (1)                             02/01/88
Putnam Growth and Income (1)                                   02/01/88
Putnam Health Sciences (1)                                     04/30/98
Putnam High Yield (1)                                          02/01/88
Putnam Income (1)                                              02/01/88
Putnam International Growth (1)                                01/02/97
Putnam Investors (1)                                           04/30/98
Putnam Money Market (1)                                        02/01/88
Putnam New Opportunities (1)                                   05/02/94
Putnam New Value (1)                                           01/02/97
Putnam Research (1)                                            09/29/98
Putnam Utilities Growth and Income (1)                         05/01/92
Putnam Vista (1)                                               01/02/97
Putnam Voyager (1)                                             02/01/88
Franklin Growth and Income Securities (2)                      01/24/89
Franklin Small Cap (2)                                         10/31/95
Franklin Small Cap Value Securities (2)                        04/30/98
Mutual Shares Securities (2)                                   11/08/96
Templeton Developing Markets Securities (2)                    03/04/96
Templeton Foreign Securities (2)                               05/01/92
Templeton Global Income Securities (2)                         01/24/89
LSA Aggressive Growth                                          08/14/01
LSA Focused Equity                                             10/01/99
LSA Mid Cap Value                                              08/14/01
Oppenheimer Aggressive Growth (3)                              08/15/86
Oppenheimer Global Securities (3)                              11/12/90
Oppenheimer High Income (3)                                    04/30/86
Oppenheimer Main Street Growth & Income (3)                    07/05/95
Oppenheimer Main Street Small Cap (3)                          05/01/98
Oppenheimer Multiple Strategies (3)                            02/09/87
Oppenheimer Strategic Bond (3)                                 05/03/93
Van Kampen LIT Emerging Growth (4)                             07/03/95
Van Kampen LIT Growth and Income (4)                           12/23/96
Van Kampen UIF Active International Allocation                 08/31/99
Van Kampen UIF Emerging Markets Debt                           06/16/97
Van Kampen UIF U.S. Real Estate                                03/03/97


(1) Each of the Portfolios (Class IB shares) were first offered on April 30, 1998, except for the Putnam VT Growth and Income Fund which was first offered on April 6, 1998, and the Putnam VT Research Fund, which was first offered on September 30, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).
The inception dates for the Portfolios (Class IA shares) are shown in the above table.

(2) Each of the  Portfolios (Class 2  Shares) were  first  offered on January 6,
1999,  except  for the  Templeton  Developing  Markets  Securities  Fund and the
Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current
12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

(3) Each of the  Portfolios  (Service  Class) were first  offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial  Class,  adjusted to reflect the current  12b-1 fees of the  Portfolios'
12b-1 class shares (Service Class).

(4) The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).




NY PLUS BASE
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -4.48%    N/A       0.17%
Putnam Global Asset Allocation - Class IB               -13.65%   4.01%      7.34%
Putnam Growth and Income - Class IB                     -11.48%   6.30%     10.43%
Putnam Health Sciences - Class IB                       -25.16%    N/A       1.04%
Putnam High Yield - Class IB                             -1.21%  -0.29%      5.92%
Putnam Income - Class IB*                                 2.53%   4.15%      5.20%
Putnam International Growth - Class IB                  -26.04%    N/A       6.96%
Putnam Investors - Class IB                             -30.30%    N/A      -5.62%
Putnam Money Market - Class IB                           -1.03%   3.18%      3.14%
Putnam New Opportunities - Class IB                     -35.79%   4.25%      9.48%
Putnam New Value - Class IB                              -1.55%    N/A       6.96%
Putnam Research - Class IB                              -24.22%    N/A       2.50%
Putnam Utilities Growth and Income - Class IB           -27.79%   4.03%      6.97%
Putnam Vista - Class IB                                 -39.23%    N/A       4.79%
Putnam Voyager - Class IB                               -27.88%   8.33%     11.48%
Franklin Growth and Income Securities - Class 2          -0.03%  10.62%     11.44%
Franklin Small Cap - Class 2                            -20.55%   8.81%     11.13%
Franklin Small Cap Value Securities - Class 2             9.18%     N/A     -0.24%
Mutual Shares Securities - Class II                       2.27%   8.45%      8.02%
Templeton Developing Markets Securities - Class 2       -13.21% -14.26%    -14.25%
Templeton Foreign Securities - Class 2                  -21.31%   2.90%      7.73%
Templeton Global Income Securities - Class 2             -2.65%  -0.03%      2.82%
LSA Aggressive Growth*                                    N/A      N/A     -14.16%
LSA Focused Equity                                      -20.74%    N/A      -9.70%
LSA Mid Cap Value*                                        N/A      N/A      -0.87%
Oppenheimer Aggressive Growth - Service Class           -37.00%   5.27%     10.25%
Oppenheimer Global Securities - Service Class           -17.41%  13.70%     12.34%
Oppenheimer High Income - Service Class                  -3.05%  -1.29%      6.04%
Oppenheimer Main Street Growth & Income - Service Class -15.47%   4.89%     11.37%
Oppenheimer Main Street Small Cap - Service Class        -5.40%     N/A      0.23%
Oppenheimer Multiple Strategies - Service Class          -2.83%    6.95%     8.68%
Oppenheimer Strategic Bond - Service Class               -0.21%    2.46%     3.72%
Van Kampen LIT Emerging Growth - Class II               -37.34%   14.02%    15.04%
Van Kampen LIT Growth and Income - Class II             -11.79%   11.18%    10.14%
Van Kampen UIF Active International Allocation - Class
II                                                      -25.50%    N/A     -13.94%
Van Kampen UIF Emerging Markets Debt - Class II           5.12%    N/A      -0.13%
Van Kampen UIF U.S. Real Estate - Class II                4.85%    N/A       5.36%

*Unannualized


NY PLUS MAV
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -4.63%     N/A      0.01%
Putnam Global Asset Allocation - Class IB               -13.80%   3.84%      7.18%
Putnam Growth and Income - Class IB                     -11.63%   6.13%     10.26%
Putnam Health Sciences - Class IB                       -25.28%    N/A       0.88%
Putnam High Yield - Class IB                             -1.37%  -0.45%      5.77%
Putnam Income - Class IB                                  2.36%   3.99%      5.04%
Putnam International Growth - Class IB                  -26.16%    N/A       6.79%
Putnam Investors - Class IB                             -30.42%    N/A      -5.77%
Putnam Money Market - Class IB                           -1.19%   3.02%      2.98%
Putnam New Opportunities - Class IB                     -35.90%   4.08%      9.31%
Putnam New Value - Class IB                              -1.70%     N/A      6.80%
Putnam Research - Class IB                              -24.34%    N/A       2.33%
Putnam Utilities Growth and Income - Class IB           -27.91%   3.87%      6.81%
Putnam Vista - Class IB                                 -39.34%    N/A       4.63%
Putnam Voyager - Class IB                               -28.00%   8.17%     11.31%
Franklin Growth and Income Securities - Class 2          -0.19%  10.45%     11.27%
Franklin Small Cap - Class 2                            -20.68%   8.65%     10.96%
Franklin Small Cap Value Securities - Class 2             9.01%     N/A     -0.40%
Mutual Shares Securities - Class II                       2.10%   8.29%      7.86%
Templeton Developing Markets Securities - Class 2       -13.35% -14.40%    -14.39%
Templeton Foreign Securities - Class 2                  -21.44%   2.74%      7.57%
Templeton Global Income Securities - Class 2             -2.81%  -0.19%      2.67%
LSA Aggressive Growth*                                    N/A      N/A     -14.21%
LSA Focused Equity                                      -20.87%    N/A      -9.85%
LSA Mid Cap Value*                                         N/A      N/A     -0.93%
Oppenheimer Aggressive Growth - Service Class           -37.10%   5.10%     10.08%
Oppenheimer Global Securities - Service Class           -17.54%  13.53%     12.17%
Oppenheimer High Income - Service Class                  -3.21%  -1.44%      5.88%
Oppenheimer Main Street Growth & Income - Service Class -15.61%   4.73%     11.20%
Oppenheimer Main Street Small Cap - Service Class        -5.55%    N/A       0.07%
Oppenheimer Multiple Strategies - Service Class          -2.99%   6.79%      8.52%
Oppenheimer Strategic Bond - Service Class               -0.37%   2.30%      3.56%
Van Kampen LIT Emerging Growth - Class II               -37.45%  13.84%     14.86%
Van Kampen LIT Growth and Income - Class II             -11.93%  11.01%      9.97%
Van Kampen UIF Active International Allocation - Class
II                                                      -25.63%    N/A     -14.08%
Van Kampen UIF Emerging Markets Debt - Class II           4.96%    N/A      -0.29%
Van Kampen UIF U.S. Real Estate - Class II                4.68%    N/A       5.20%

*Unannualized


NY PLUS BASE W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -4.78%    N/A      -0.17%
Putnam Global Asset Allocation - Class IB               -13.95%   3.76%      7.14%
Putnam Growth and Income - Class IB                     -11.78%   6.06%     10.24%
Putnam Health Sciences - Class IB                       -25.46%    N/A       0.73%
Putnam High Yield - Class IB                             -1.51%  -0.58%      5.73%
Putnam Income - Class IB                                  2.23%   3.87%      4.97%
Putnam International Growth - Class IB                  -26.34%    N/A       6.73%
Putnam Investors - Class IB                             -30.60%    N/A      -5.91%
Putnam Money Market - Class IB                           -1.33%   2.89%      2.87%
Putnam New Opportunities - Class IB                     -36.09%   4.04%      9.30%
Putnam New Value - Class IB                              -1.85%    N/A       6.70%
Putnam Research - Class IB                              -24.52%    N/A       2.19%
Putnam Utilities Growth and Income - Class IB           -28.09%   3.80%      6.76%
Putnam Vista - Class IB                                 -39.53%    N/A       4.58%
Putnam Voyager - Class IB                               -28.18%   8.14%     11.31%
Franklin Growth and Income Securities - Class 2          -0.33%  10.39%     11.25%
Franklin Small Cap - Class 2                            -20.85%   8.59%     10.89%
Franklin Small Cap Value Securities - Class 2             8.88%    N/A      -0.65%
Mutual Shares Securities - Class II                       1.97%   8.20%      7.71%
Templeton Developing Markets Securities - Class 2       -13.51% -14.73%    -14.76%
Templeton Foreign Securities - Class 2                  -21.61%   2.65%      7.53%
Templeton Global Income Securities - Class 2             -2.95%  -0.33%      2.57%
LSA Aggressive Growth*                                     N/A      N/A    -14.46%
LSA Focused Equity                                       -21.04%    N/A    -10.09%
LSA Mid Cap Value*                                         N/A      N/A     -1.17%
Oppenheimer Aggressive Growth - Service Class           -37.30%   5.04%     10.08%
Oppenheimer Global Securities - Service Class           -17.71%  13.50%     12.16%
Oppenheimer High Income - Service Class                  -3.35%  -1.58%      5.86%
Oppenheimer Main Street Growth & Income - Service Class -15.77%   4.66%     11.18%
Oppenheimer Main Street Small Cap - Service Class        -5.70%    N/A      -0.09%
Oppenheimer Multiple Strategies - Service Class          -3.13%   6.70%      8.48%
Oppenheimer Strategic Bond - Service Class               -0.51%   2.17%      3.45%
Van Kampen LIT Emerging Growth - Class II               -37.64%  13.84%     14.84%
Van Kampen LIT Growth and Income - Class II             -12.09%  10.96%      9.85%
Van Kampen UIF Active International Allocation - Class
II                                                      -25.80%    N/A      -14.33%
Van Kampen UIF Emerging Markets Debt - Class II           4.82%     N/A      -0.52%
Van Kampen UIF U.S. Real Estate - Class II                4.55%     N/A       5.06%

*Unannualized


NY PLUS MAV W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -4.93%    N/A      -0.33%
Putnam Global Asset Allocation - Class IB               -14.10%   3.60%      6.98%
Putnam Growth and Income - Class IB                     -11.93%   5.90%     10.08%
Putnam Health Sciences - Class IB                       -25.58%    N/A       0.57%
Putnam High Yield - Class IB                             -1.67%  -0.74%      5.57%
Putnam Income - Class IB                                  2.06%   3.71%      4.81%
Putnam International Growth - Class IB                  -26.46%    N/A       6.56%
Putnam Investors - Class IB                             -30.72%    N/A      -6.06%
Putnam Money Market - Class IB                           -1.49%   2.73%      2.71%
Putnam New Opportunities - Class IB                     -36.20%   3.88%      9.13%
Putnam New Value - Class IB                              -2.00%    N/A       6.53%
Putnam Research - Class IB                              -24.64%    N/A       2.02%
Putnam Utilities Growth and Income - Class IB           -28.21%   3.63%      6.60%
Putnam Vista - Class IB                                 -39.64%    N/A       4.41%
Putnam Voyager - Class IB                               -28.30%   7.97%     11.14%
Franklin Growth and Income Securities - Class 2          -0.49%  10.22%     11.08%
Franklin Small Cap - Class 2                            -20.98%   8.42%     10.72%
Franklin Small Cap Value Securities - Class 2             8.71%    N/A      -0.81%
Mutual Shares Securities - Class II                       1.80%   8.03%      7.54%
Templeton Developing Markets Securities - Class 2       -13.65%  14.87%    -14.90%
Templeton Foreign Securities - Class 2                  -21.74%   2.49%      7.37%
Templeton Global Income Securities - Class 2             -3.11%  -0.49%      2.41%
LSA Aggressive Growth*                                    N/A      N/A     -14.21%
LSA Focused Equity                                      -21.17%    N/A     -10.24%
LSA Mid Cap Value*                                        N/A      N/A      -0.93%
Oppenheimer Aggressive Growth - Service Class           -37.40%   4.88%      9.92%
Oppenheimer Global Securities - Service Class           -17.84%  13.32%     11.99%
Oppenheimer High Income - Service Class                  -3.51%  -1.74%      5.69%
Oppenheimer Main Street Growth & Income - Service Class -15.91%   4.50%     11.01%
Oppenheimer Main Street Small Cap - Service Class        -5.85%    N/A      -0.25%
Oppenheimer Multiple Strategies - Service Class          -3.29%   6.54%      8.31%
Oppenheimer Strategic Bond - Service Class               -0.67%   2.01%      3.29%
Van Kampen LIT Emerging Growth - Class II               -37.75%   3.66%     14.66%
Van Kampen LIT Growth and Income - Class II             -12.23%  10.79%      9.68%
Van Kampen UIF Active International Allocation - Class
II                                                     -25.93%    N/A      -14.47%
Van Kampen UIF Emerging Markets Debt - Class II          4.66%     N/A      -0.68%
Van Kampen UIF U.S. Real Estate - Class II               4.38%     N/A       4.89%

*Unannualized

                                   APPENDIX C

                ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR
                            WITHDRAWAL CHARGE OPTION

The Contract charges include a maximum withdrawal charge of 7% that declines to zero after five years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-       1.59% (without any optional benefit riders), or

-       1.74% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized  total returns for each Variable  Sub-Account
since  its  inception   through  December  31,  2001.  The  following   Variable
Sub-Accounts  commenced  operations on December 10, 1999: The George Putnam Fund of Boston,  Putnam Global Asset  Allocation,  Putnam  Growth and Income,  Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing  Markets  SEcurities.  The following Variable  Sub-Account  commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account  commenced  operations  on June 21, 2000:  LSA Focused  Equity.  The remaining  Variable  Sub-Accounts  were  first  offered  as of the  date of this
Statement of Additional Information.

NY PREFERRED (5YR) BASE
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB             -6.31%   N/A         0.98%
Putnam Global Asset Allocation - Class IB              -15.13%   N/A        -9.34%
Putnam Growth and Income - Class IB                    -13.04%   N/A        -3.24%
Putnam Health Sciences - Class IB                      -26.19%   N/A         5.00%
Putnam High Yield - Class IB                            -3.16%   N/A        -6.15%
Putnam Income - Class IB                                 0.43%   N/A         2.81%
Putnam International Growth - Class IB                 -27.04%   N/A       -15.14%
Putnam Investors - Class IB                            -31.14%   N/A       -22.55%
Putnam Money Market - Class IB                          -2.99%   N/A         1.03%
Putnam New Opportunities - Class IB                    -36.42%   N/A       -27.60%
Putnam New Value - Class IB                             -3.49%   N/A         8.92%
Putnam Research - Class IB                             -25.29%   N/A       -11.58%
Putnam Utilities Growth and Income - Class IB           28.72%   N/A        -8.41%
Putnam Vista - Class IB                                -39.73%   N/A       -18.74%
Putnam Voyager - Class IB                              -28.81%   N/A       -18.62%
Franklin Growth and Income Securities - Class 2           N/A    N/A        N/A
Franklin Small Cap - Class 2                           -21.76%   N/A       -32.10%
Franklin Small Cap Value Securities - Class 2             N/A    N/A        N/A
Mutual Shares Securities - Class II                      0.18%   N/A         5.15%
Templeton Developing Markets Securities - Class 2 (1)  -14.71%   N/A       -18.35%
Templeton Foreign Securities - Class 2 (2)             -22.50%   N/A       -11.87%
Templeton Global Income Securities - Class 2              N/A    N/A        N/A
LSA Aggressive Growth                                     N/A    N/A        N/A
LSA Focused Equity                                        N/A    N/A        N/A
LSA Mid Cap Value                                         N/A    N/A        N/A
Oppenheimer Aggressive Growth - Service Class             N/A    N/A        N/A
Oppenheimer Global Securities - Service Class             N/A    N/A        N/A
Oppenheimer High Income - Service Class                   N/A    N/A        N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A    N/A        N/A
Oppenheimer Main Street Small Cap - Service Class         N/A    N/A        N/A
Oppenheimer Multiple Strategies - Service Class           N/A    N/A        N/A
Oppenheimer Strategic Bond - Service Class                N/A    N/A        N/A
Van Kampen LIT Emerging Growth - Class II                 N/A    N/A        N/A
Van Kampen LIT Growth and Income - Class II               N/A    N/A        N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A    N/A        N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A    N/A        N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A    N/A        N/A


NY PREFERRED (5YR) W/ MAV
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -6.45%   N/A        0.83%
Putnam Global Asset Allocation - Class IB               -15.27%   N/A       -9.49%
Putnam Growth and Income - Class IB                     -13.18%   N/A       -3.39%
Putnam Health Sciences - Class IB                       -26.31%   N/A        4.83%
Putnam High Yield - Class IB                             -3.31%   N/A       -6.29%
Putnam Income - Class IB                                  0.27%   N/A        2.65%
Putnam International Growth - Class IB                  -27.16%   N/A      -15.28%
Putnam Investors - Class IB                             -31.25%   N/A      -22.68%
Putnam Money Market - Class IB                           -3.15%   N/A        0.87%
Putnam New Opportunities - Class IB                     -36.52%   N/A      -27.72%
Putnam New Value - Class IB                              -3.64%   N/A        8.75%
Putnam Research - Class IB                              -25.41%   N/A      -11.72%
Putnam Utilities Growth and Income - Class IB           -28.84%   N/A       -8.55%
Putnam Vista - Class IB                                 -39.83%   N/A      -18.87%
Putnam Voyager - Class IB                               -28.92%   N/A      -18.75%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -21.89%   N/A      -32.21%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       0.02%   N/A        4.99%
Templeton Developing Markets Securities - Class 2 (1)   -14.84%   N/A      -18.48%
Templeton Foreign Securities - Class 2 (2)              -22.62%   N/A      -12.01%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (5YR) BASE W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB             -6.61%    N/A       0.54%
Putnam Global Asset Allocation - Class IB              -15.43%    N/A      -9.79%
Putnam Growth and Income - Class IB                    -13.34%    N/A      -3.68%
Putnam Health Sciences - Class IB                      -26.49%    N/A       4.60%
Putnam High Yield - Class IB                            -3.46%    N/A      -6.61%
Putnam Income - Class IB                                 0.13%    N/A       2.36%
Putnam International Growth - Class IB                 -27.34%    N/A     -15.57%
Putnam Investors - Class IB                            -31.44%    N/A     -23.00%
Putnam Money Market - Class IB                          -3.29%    N/A       0.58%
Putnam New Opportunities - Class IB                    -36.72%    N/A     -28.05%
Putnam New Value - Class IB                             -3.79%    N/A       8.49%
Putnam Research - Class IB                             -25.59%    N/A     -12.01%
Putnam Utilities Growth and Income - Class IB          -29.02%    N/A      -8.83%
Putnam Vista - Class IB                                -40.03%    N/A     -19.16%
Putnam Voyager - Class IB                              -29.11%    N/A     -19.05%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                           -22.06%    N/A     -32.58%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                     -0.12%    N/A       4.68%
Templeton Developing Markets Securities - Class 2 (1)  -15.01%    N/A     -18.82%
Templeton Foreign Securities - Class 2 (2)             -22.80%    N/A     -12.23%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A


NY PREFERRED (5YR) MAV W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -6.75%    N/A      0.38%
Putnam Global Asset Allocation - Class IB               -15.57%    N/A     -9.93%
Putnam Growth and Income - Class IB                     -13.48%    N/A     -3.83%
Putnam Health Sciences - Class IB                       -26.61%    N/A      4.43%
Putnam High Yield - Class IB                             -3.61%    N/A     -6.75%
Putnam Income - Class IB                                 -0.03%    N/A      2.20%
Putnam International Growth - Class IB                  -27.46%    N/A    -15.71%
Putnam Investors - Class IB                             -31.55%    N/A    -23.13%
Putnam Money Market - Class IB                           -3.45%    N/A      0.43%
Putnam New Opportunities - Class IB                     -36.82%    N/A    -28.17%
Putnam New Value - Class IB                              -3.94%    N/A      8.32%
Putnam Research - Class IB                              -25.71%    N/A    -12.15%
Putnam Utilities Growth and Income - Class IB           -29.14%    N/A     -8.98%
Putnam Vista - Class IB                                 -40.13%    N/A    -19.29%
Putnam Voyager - Class IB                               -29.22%    N/A    -19.18%
Franklin Growth and Income Securities - Class 2           N/A      N/A       N/A
Franklin Small Cap - Class 2                            -22.19%    N/A    -32.69%
Franklin Small Cap Value Securities - Class 2             N/A      N/A       N/A
Mutual Shares Securities - Class II                      -0.28%    N/A      4.51%
Templeton Developing Markets Securities - Class 2 (1)  -15.14%    N/A    -18.95%
Templeton Foreign Securities - Class 2 (2)              -22.92%    N/A    -12.37%
Templeton Global Income Securities - Class 2              N/A      N/A       N/A
LSA Aggressive Growth                                     N/A      N/A       N/A
LSA Focused Equity                                        N/A      N/A       N/A
LSA Mid Cap Value                                         N/A      N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A      N/A       N/A
Oppenheimer Global Securities - Service Class             N/A      N/A       N/A
Oppenheimer High Income - Service Class                   N/A      N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A      N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A      N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A      N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A      N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A      N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A      N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A      N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A      N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A      N/A       N/A


(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.


Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable  Sub-Accounts  commenced  operations  on December 10, 1999:  The George
Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income,
Putnam Health Sciences,  Putnam High Yield, Putnam Income,  Putnam International
Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities,  Putnam
New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing Markets Securities. The following Variable Sub-Account commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account commenced operations on June 21, 2000: LSA Focused Equity. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect the withdrawal charge or the $30 annual contract maintenance charge that may be imposed under the Putnam Allstate Advisor
Preferred Contract.

NY PREFERRED (5YR) BASE
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB             -1.14%    N/A      3.10%
Putnam Global Asset Allocation - Class IB               -9.96%    N/A     -6.99%
Putnam Growth and Income - Class IB                     -7.88%    N/A     -1.03%
Putnam Health Sciences - Class IB                      -21.03%    N/A      7.02%
Putnam High Yield - Class IB                             2.01%    N/A     -3.87%
Putnam Income - Class IB                                 5.60%    N/A      4.89%
Putnam International Growth - Class IB                 -21.87%    N/A    -12.63%
Putnam Investors - Class IB                            -25.97%    N/A    -19.80%
Putnam Money Market - Class IB                           2.17%    N/A      3.14%
Putnam New Opportunities - Class IB                    -31.25%    N/A    -24.66%
Putnam New Value - Class IB                              1.68%    N/A     10.88%
Putnam Research - Class IB                             -20.12%    N/A     -9.17%
Putnam Utilities Growth and Income - Class IB          -23.55%    N/A     -6.08%
Putnam Vista - Class IB                                -34.56%    N/A    -16.12%
Putnam Voyager - Class IB                              -23.64%    N/A    -16.00%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                           -16.59%    N/A    -27.60%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                      5.35%    N/A      9.16%
Templeton Developing Markets Securities - Class 2 (1)   -9.54%    N/A    -14.07%
Templeton Foreign Securities - Class 2 (2)             -17.33%    N/A     -8.41%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (5YR) W/ MAV
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.29%   N/A      2.94%
Global Asset Allocation - Class IB                      -10.10%   N/A     -7.13%
Growth and Income - Class IB                             -8.02%   N/A     -1.18%
Health Sciences - Class IB                              -21.15%   N/A      6.86%
High Yield - Class IB                                     1.85%   N/A     -4.01%
Income - Class IB                                         5.44%   N/A      4.74%
International Growth - Class IB                         -21.99%   N/A    -12.76%
Investors - Class IB                                    -26.08%   N/A    -19.92%
Money Market - Class IB                                   2.02%   N/A      2.99%
Putnam New Opportunities - Class IB                     -31.35%   N/A    -24.77%
Putnam New Value - Class IB                               1.53%   N/A     10.72%
Putnam Research - Class IB                              -20.24%   N/A     -9.30%
Putnam Utilities Growth and Income - Class IB           -23.67%   N/A     -6.22%
Putnam Vista - Class IB                                 -34.66%   N/A    -16.25%
Putnam Voyager - Class IB                               -23.76%   N/A    -16.13%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.72%   N/A    -27.71%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       5.19%   N/A      8.99%
Templeton Developing Markets Securities - Class 2 (1)    -9.68%   N/A    -14.19%
Templeton Foreign Securities - Class 2 (2)              -17.45%   N/A     -8.54%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A


NY PREFERRED (5YR) BASE W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.44%   N/A      2.67%
Putnam Global Asset Allocation - Class IB               -10.26%   N/A     -7.42%
Putnam Growth and Income - Class IB                      -8.18%   N/A     -1.46%
Putnam Health Sciences - Class IB                       -21.33%   N/A      6.63%
Putnam High Yield - Class IB                              1.71%   N/A     -4.32%
Putnam Income - Class IB                                  5.30%   N/A      4.45%
Putnam International Growth - Class IB                  -22.17%   N/A    -13.05%
Putnam Investors - Class IB                             -26.27%   N/A    -20.23%
Putnam Money Market - Class IB                            1.87%   N/A      2.71%
Putnam New Opportunities - Class IB                     -31.55%   N/A    -25.09%
Putnam New Value - Class IB                               1.38%   N/A     10.46%
Putnam Research - Class IB                              -20.42%   N/A     -9.58%
Putnam Utilities Growth and Income - Class IB           -23.85%   N/A     -6.49%
Putnam Vista - Class IB                                 -34.86%   N/A    -16.52%
Putnam Voyager - Class IB                               -23.94%   N/A    -16.42%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.89%   N/A    -28.07%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       5.05%   N/A      8.69%
Templeton Developing Markets Securities - Class 2 (1)    -9.84%    N/A   -14.53%
Templeton Foreign Securities - Class 2 (2)              -17.63%   N/A     -8.76%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (5YR) MAV W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB             -1.59%   N/A      2.51%
Putnam Global Asset Allocation - Class IB              -10.40%   N/A     -7.56%
Putnam Growth and Income - Class IB                     -8.32%   N/A     -1.61%
Putnam Health Sciences - Class IB                      -21.45%   N/A      6.47%
Putnam High Yield - Class IB                             1.55%   N/A     -4.46%
Putnam Income - Class IB                                 5.14%   N/A      4.30%
Putnam International Growth - Class IB                 -22.29%   N/A    -13.18%
Putnam Investors - Class IB                            -26.38%   N/A    -20.35%
Putnam Money Market - Class IB                           1.72%   N/A      2.55%
Putnam New Opportunities - Class IB                    -31.65%   N/A    -25.20%
Putnam New Value - Class IB                              1.23%   N/A     10.30%
Putnam Research - Class IB                             -20.54%   N/A     -9.72%
Putnam Utilities Growth and Income - Class IB          -23.97%   N/A     -6.63%
Putnam Vista - Class IB                                -34.96%   N/A    -16.65%
Putnam Voyager - Class IB                              -24.06%   N/A    -16.55%
Franklin Growth and Income Securities - Class 2           N/A    N/A       N/A
Franklin Small Cap - Class 2                           -17.02%   N/A    -28.18%
Franklin Small Cap Value Securities - Class 2             N/A    N/A       N/A
Mutual Shares Securities - Class II                      4.89%   N/A      8.52%
Templeton Developing Markets Securities - Class 2 (1)   -9.98%   N/A    -14.66%
Templeton Foreign Securities - Class 2 (2)             -17.75%   N/A     -8.90%
Templeton Global Income Securities - Class 2              N/A    N/A       N/A
LSA Aggressive Growth                                     N/A    N/A       N/A
LSA Focused Equity                                        N/A    N/A       N/A
LSA Mid Cap Value                                         N/A    N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A    N/A       N/A
Oppenheimer Global Securities - Service Class             N/A    N/A       N/A
Oppenheimer High Income - Service Class                   N/A    N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A    N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A    N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A    N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A    N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A    N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A    N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A    N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A    N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A    N/A       N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.



Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.



Variable Sub-Account                            Inception Date of Corresponding Portfolio
The George Putnam Fund of Boston (1)                           04/30/98
Putnam Global Asset Allocation (1)                             02/01/88
Putnam Growth and Income (1)                                   02/01/88
Putnam Health Sciences (1)                                     04/30/98
Putnam High Yield (1)                                          02/01/88
Putnam Income (1)                                              02/01/88
Putnam International Growth (1)                                01/02/97
Putnam Investors (1)                                           04/30/98
Putnam Money Market (1)                                        02/01/88
Putnam New Opportunities (1)                                   05/02/94
Putnam New Value (1)                                           01/02/97
Putnam Research (1)                                            09/29/98
Putnam Utilities Growth and Income (1)                         05/01/92
Putnam Vista (1)                                               01/02/97
Putnam Voyager (1)                                             02/01/88
Franklin Growth and Income Securities (2)                      01/24/89
Franklin Small Cap (2)                                         10/31/95
Franklin Small Cap Value Securities (2)                        04/30/98
Mutual Shares Securities (2)                                   11/08/96
Templeton Developing Markets Securities (2)                    03/04/96
Templeton Foreign Securities (2)                               05/01/92
Templeton Global Income Securities (2)                         01/24/89
LSA Aggressive Growth                                          08/14/01
LSA Focused Equity                                             10/01/99
LSA Mid Cap Value                                              08/14/01
Oppenheimer Aggressive Growth (3)                              08/15/86
Oppenheimer Global Securities (3)                              11/12/90
Oppenheimer High Income (3)                                    04/30/86
Oppenheimer Main Street Growth & Income (3)                    07/05/95
Oppenheimer Main Street Small Cap (3)                          05/01/98
Oppenheimer Multiple Strategies (3)                            02/09/87
Oppenheimer Strategic Bond (3)                                 05/03/93
Van Kampen LIT Emerging Growth (4)                             07/03/95
Van Kampen LIT Growth and Income (4)                           12/23/96
Van Kampen UIF Active International Allocation                 08/31/99
Van Kampen UIF Emerging Markets Debt                           06/16/97
Van Kampen UIF U.S. Real Estate                                03/03/97


(1) Each of the Portfolios (Class IB shares) were first offered on April 30, 1998, except for the Putnam VT Growth and Income Fund which was first offered on April 6, 1998, and the Putnam VT Research Fund, which was first offered on September 30, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).
The inception dates for the Portfolios (Class IA shares) are shown in the above table.

(2) Each of the  Portfolios (Class 2  Shares) were  first  offered on January 6,
1999,  except  for the  Templeton  Developing  Markets  Securities  Fund and the
Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current
12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

(3) Each of the  Portfolios  (Service  Class) were first  offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial  Class,  adjusted to reflect the current  12b-1 fees of the  Portfolios'
12b-1 class shares (Service Class).

(4) The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


NY PREFERRED (5YR) BASE
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB*             -6.31%    N/A       0.96%
Putnam Global Asset Allocation - Class IB*              -15.13%   3.97%      6.92%
Putnam Growth and Income - Class IB*                    -13.04%   6.18%      9.99%
Putnam Health Sciences - Class IB*                      -26.19%    N/A       1.82%
Putnam High Yield - Class IB*                            -3.16%  -0.15%      5.51%
Putnam Income - Class IB*                                 0.43%   4.11%      4.79%
Putnam International Growth - Class IB*                 -27.04%    N/A       7.41%
Putnam Investors - Class IB*                            -31.14%    N/A      -4.68%
Putnam Money Market - Class IB*                          -2.99%   3.17%      2.73%
Putnam New Opportunities - Class IB*                    -36.42%   4.20%      9.63%
Putnam New Value - Class IB*                             -3.49%     N/A      7.41%
Putnam Research - Class IB*                             -25.29%    N/A       3.35%
Putnam Utilities Growth and Income - Class IB*          -28.72%   3.99%      6.97%
Putnam Vista - Class IB*                                -39.73%    N/A       5.28%
Putnam Voyager - Class IB*                              -28.81%   8.15%     11.04%
Franklin Growth and Income Securities - Class 2          -2.03%  10.37%     11.00%
Franklin Small Cap - Class 2                            -21.76%   8.62%     11.45%
Franklin Small Cap Value Securities - Class 2             6.83%     N/A      0.56%
Mutual Shares Securities - Class II                       0.18%   8.27%      8.68%
Templeton Developing Markets Securities - Class 2       -14.71% -13.28%    -12.64%
Templeton Foreign Securities - Class 2                  -22.50%   2.90%      7.73%
Templeton Global Income Securities - Class 2             -4.55%   0.10%      2.42%
LSA Aggressive Growth*                                     N/A      N/A    -12.88%
LSA Focused Equity                                       -21.94%    N/A     -8.22%
LSA Mid Cap Value*                                         N/A      N/A      0.41%
Oppenheimer Aggressive Growth - Service Class           -37.57%    5.19%     9.82%
Oppenheimer Global Securities - Service Class           -18.74%   13.36%    11.90%
Oppenheimer High Income - Service Class                  -4.94%   -1.10%     5.63%
Oppenheimer Main Street Growth & Income - Service Class -16.87%    4.83%    11.66%
Oppenheimer Main Street Small Cap - Service Class        -7.19%     N/A      1.02%
Oppenheimer Multiple Strategies - Service Class          -4.72%    6.81%     8.25%
Oppenheimer Strategic Bond - Service Class               -2.20%    2.48%     3.72%
Van Kampen LIT Emerging Growth - Class II               -37.91%   13.67%     5.28%
Van Kampen LIT Growth and Income - Class II             -13.34%   10.91%    10.77%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.52%     N/A      2.40%
Van Kampen UIF Emerging Markets Debt - Class II           2.93%     N/A      0.52%
Van Kampen UIF U.S. Real Estate - Class II                2.66%     N/A      5.86%

*Unannualized

NY PREFERRED (5YR) W/ MAV
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.45%    N/A       0.81%
Putnam Global Asset Allocation - Class IB               -15.27%   3.82%      6.76%
Putnam Growth and Income - Class IB                     -13.18%   6.02%      9.83%
Putnam Health Sciences - Class IB                       -26.31%    N/A       1.66%
Putnam High Yield - Class IB                             -3.31%  -0.30%      5.35%
Putnam Income - Class IB                                  0.27%   3.95%      4.63%
Putnam International Growth - Class IB                  -27.16%    N/A       7.24%
Putnam Investors - Class IB                             -31.25%    N/A      -4.83%
Putnam Money Market - Class IB                           -3.15%   3.02%      2.58%
Putnam New Opportunities - Class IB                     -36.52%   4.05%      9.46%
Putnam New Value - Class IB                              -3.64%    N/A       7.25%
Putnam Research - Class IB                              -25.41%    N/A       3.19%
Putnam Utilities Growth and Income - Class IB           -28.84%   3.84%      6.81%
Putnam Vista - Class IB                                 -39.83%    N/A       5.12%
Putnam Voyager - Class IB                               -28.92%   7.99%     10.87%
Franklin Growth and Income Securities - Class 2          -2.18%  10.20%     10.84%
Franklin Small Cap - Class 2                            -21.89%   8.45%     11.28%
Franklin Small Cap Value Securities - Class 2             6.66%    N/A       0.41%
Mutual Shares Securities - Class II                       0.02%   8.10%      8.51%
Templeton Developing Markets Securities - Class 2       -14.84% -13.41%    -12.77%
Templeton Foreign Securities - Class 2                  -22.62%   2.75%      7.57%
Templeton Global Income Securities - Class 2             -4.70%  -0.05%      2.26%
LSA Aggressive Growth*                                     N/A      N/A    -12.94%
LSA Focused Equity                                      -22.07%    N/A     -8.36%
LSA Mid Cap Value*                                         N/A      N/A      0.35%
Oppenheimer Aggressive Growth - Service Class           -37.68%   5.03%      9.65%
Oppenheimer Global Securities - Service Class           -18.87%  13.19%     11.73%
Oppenheimer High Income - Service Class                  -5.09%  -1.25%      5.47%
Oppenheimer Main Street Growth & Income - Service Class -17.01%   4.67%     11.49%
Oppenheimer Main Street Small Cap - Service Class        -7.34%    N/A       0.87%
Oppenheimer Multiple Strategies - Service Class          -4.87%   6.65%      8.09%
Oppenheimer Strategic Bond - Service Class               -2.36%   2.33%      3.56%
Van Kampen LIT Emerging Growth - Class II               -38.01%  13.50%     15.10%
Van Kampen LIT Growth and Income - Class II             -13.47%  10.75%     10.60%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.64%    N/A     -12.54%
Van Kampen UIF Emerging Markets Debt - Class II           2.76%    N/A       0.36%
Van Kampen UIF U.S. Real Estate - Class II                2.50%    N/A       5.70%

*Unannualized

NY PREFERRED (5YR) BASE W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.61%    N/A       0.64%
Putnam Global Asset Allocation - Class IB               -15.43%   3.73%      6.71%
Putnam Growth and Income - Class IB                     -13.34%   5.95%      9.80%
Putnam Health Sciences - Class IB                       -26.49%    N/A       1.52%
Putnam High Yield - Class IB                             -3.46%  -0.44%      5.30%
Putnam Income - Class IB                                  0.13%   3.83%      4.54%
Putnam International Growth - Class IB                  -27.34%    N/A       7.19%
Putnam Investors - Class IB                             -31.44%    N/A      -4.97%
Putnam Money Market - Class IB                           -3.29%   2.89%      2.46%
Putnam New Opportunities - Class IB                     -36.72%   4.00%      9.45%
Putnam New Value - Class IB                              -3.79%    N/A       7.15%
Putnam Research - Class IB                              -25.59%    N/A       3.05%
Putnam Utilities Growth and Income - Class IB           -29.02%   3.76%      6.76%
Putnam Vista - Class IB                                 -40.03%    N/A       5.07%
Putnam Voyager - Class IB                               -29.11%   7.95%     10.86%
Franklin Growth and Income Securities - Class 2          -2.33%  10.14%     10.81%
Franklin Small Cap - Class 2                            -22.06%   8.39%     11.21%
Franklin Small Cap Value Securities - Class 2             6.53%    N/A       0.17%
Mutual Shares Securities - Class II                      -0.12%   8.01%      8.37%
Templeton Developing Markets Securities - Class 2       -15.01% -13.73%    -13.10%
Templeton Foreign Securities - Class 2                  -22.80%   2.66%      7.53%
Templeton Global Income Securities - Class 2             -4.85%  -0.20%      2.15%
LSA Aggressive Growth*                                     N/A      N/A    -13.18%
LSA Focused Equity                                      -22.24%    N/A     -8.60%
LSA Mid Cap Value*                                         N/A      N/A      0.11%
Oppenheimer Aggressive Growth - Service Class           -37.87%   4.96%      9.64%
Oppenheimer Global Securities - Service Class           -19.04%  13.16%     11.71%
Oppenheimer High Income - Service Class                  -5.24%  -1.39%      5.43%
Oppenheimer Main Street Growth & Income - Service Class -17.17%   4.60%     11.47%
Oppenheimer Main Street Small Cap - Service Class        -7.49%    N/A       0.71%
Oppenheimer Multiple Strategies - Service Class          -5.02%   6.56%      8.04%
Oppenheimer Strategic Bond - Service Class               -2.50%   2.20%      3.45%
Van Kampen LIT Emerging Growth - Class II               -38.21%  13.48%     15.08%
Van Kampen LIT Growth and Income - Class II             -13.64%  10.69%     10.48%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.82%    N/A     -12.78%
Van Kampen UIF Emerging Markets Debt - Class II           2.63%    N/A       0.14%
Van Kampen UIF U.S. Real Estate - Class II                2.36%    N/A       5.56%

*Unannualized

NY PREFERRED (5YR) MAV W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.75%    N/A       0.48%
Putnam Global Asset Allocation - Class IB               -15.57%   3.57%      6.55%
Putnam Growth and Income - Class IB                     -13.48%   5.79%      9.64%
Putnam Health Sciences - Class IB                       -26.61%    N/A       1.36%
Putnam High Yield - Class IB                             -3.61%  -0.59%      5.15%
Putnam Income - Class IB                                 -0.03%   3.67%      4.39%
Putnam International Growth - Class IB                  -27.46%    N/A       7.02%
Putnam Investors - Class IB                             -31.55%    N/A      -5.12%
Putnam Money Market - Class IB                           -3.45%   2.74%      2.30%
Putnam New Opportunities - Class IB                     -36.82%   3.84%      9.28%
Putnam New Value - Class IB                              -3.94%    N/A       6.99%
Putnam Research - Class IB                              -25.71%    N/A       2.89%
Putnam Utilities Growth and Income - Class IB           -29.14%   3.60%      6.60%
Putnam Vista - Class IB                                 -40.13%    N/A       4.91%
Putnam Voyager - Class IB                               -29.22%   7.79%     10.69%
Franklin Growth and Income Securities - Class 2          -2.48%   9.97%     10.64%
Franklin Small Cap - Class 2                            -22.19%   8.23%     11.04%
Franklin Small Cap Value Securities - Class 2             6.36%    N/A       0.01%
Mutual Shares Securities - Class II                      -0.28%   7.85%      8.21%
Templeton Developing Markets Securities - Class 2       -15.14% -13.86%    -13.24%
Templeton Foreign Securities - Class 2                  -22.92%   2.50%      7.37%
Templeton Global Income Securities - Class 2             -5.00%  -0.35%      2.00%
LSA Aggressive Growth*                                     N/A      N/A    -13.24%
LSA Focused Equity                                       -22.37%    N/A     -8.74%
LSA Mid Cap Value*                                         N/A      N/A      0.05%
Oppenheimer Aggressive Growth - Service Class           -37.98%   4.81%      9.48%
Oppenheimer Global Securities - Service Class           -19.17%  12.98%     11.54%
Oppenheimer High Income - Service Class                  -5.39%  -1.54%      5.27%
Oppenheimer Main Street Growth & Income - Service Class -17.31%   4.44%     11.30%
Oppenheimer Main Street Small Cap - Service Class        -7.64%     N/A      0.56%
Oppenheimer Multiple Strategies - Service Class          -5.17%   6.40%      7.88%
Oppenheimer Strategic Bond - Service Class               -2.66%   2.04%      3.29%
Van Kampen LIT Emerging Growth - Class II               -38.31%  13.31%     14.91%
Van Kampen LIT Growth and Income - Class II             -13.77%  10.52%     10.31%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.94%    N/A     -12.92%
Van Kampen UIF Emerging Markets Debt - Class II           2.46%    N/A      -0.02%
Van Kampen UIF U.S. Real Estate - Class II                2.20%    N/A       5.40%

*Unannualized

                                   APPENDIX D

       ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL OPTION)

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

The Contract charges include a maximum withdrawal charge of 7% that declines to zero after three years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-       1.69% (without any optional benefit riders), or

-       1.84% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized  total returns for each Variable  Sub-Account
since  its  inception   through  December  31,  2001.  The  following   Variable
Sub-Accounts  commenced  operations on December 10, 1999: The George Putnam Fund of Boston,  Putnam Global Asset  Allocation,  Putnam  Growth and Income,  Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing  Markets  Securities.  The following Variable  Sub-Account  commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account  commenced  operations  on June 21, 2000:  LSA Focused  Equity.  The remaining  Variable  Sub-Accounts  were  first  offered  as of the  date of this
Statement of Additional Information.

NY PREFERRED (3YR) BASE
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -6.40%   N/A      0.88%
Putnam Global Asset Allocation - Class IB               -15.22%   N/A     -9.44%
Putnam Growth and Income - Class IB                     -13.14%   N/A     -3.34%
Putnam Health Sciences - Class IB                       -26.27%   N/A      4.89%
Putnam High Yield - Class IB                             -3.26%   N/A     -6.25%
Putnam Income - Class IB                                  0.32%   N/A      2.71%
Putnam International Growth - Class IB                  -27.12%   N/A    -15.23%
Putnam Investors - Class IB                             -31.21%   N/A    -22.64%
Putnam Money Market - Class IB                           -3.10%   N/A      0.92%
Putnam New Opportunities - Class IB                     -36.49%   N/A    -27.68%
Putnam New Value - Class IB                              -3.59%   N/A      8.81%
Putnam Research - Class IB                              -25.37%   N/A    -11.67%
Putnam Utilities Growth and Income - Class IB           -28.80%   N/A     -8.50%
Putnam Vista - Class IB                                 -39.79%   N/A    -18.83%
Putnam Voyager - Class IB                               -28.89%   N/A    -18.70%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -21.85%   N/A    -32.18%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                      0.07%    N/A      5.04%
Templeton Developing Markets Securities - Class 2 (1)  -14.80%    N/A    -18.44%
Templeton Foreign Securities - Class 2 (2)             -22.58%    N/A    -11.96%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A


NY PREFERRED (3YR) W/ MAV
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -6.55%   N/A      0.72%
Putnam Global Asset Allocation - Class IB               -15.36%   N/A     -9.58%
Putnam Growth and Income - Class IB                     -13.28%   N/A     -3.49%
Putnam Health Sciences - Class IB                       -26.39%   N/A      4.72%
Putnam High Yield - Class IB                             -3.42%   N/A     -6.39%
Putnam Income - Class IB                                  0.16%   N/A      2.55%
Putnam International Growth - Class IB                  -27.24%   N/A    -15.37%
Putnam Investors - Class IB                             -31.32%   N/A    -22.76%
Putnam Money Market - Class IB                           -3.25%   N/A      0.77%
Putnam New Opportunities - Class IB                     -36.59%   N/A    -27.80%
Putnam New Value - Class IB                              -3.74%   N/A      8.64%
Putnam Research - Class IB                              -25.49%   N/A    -11.81%
Putnam Utilities Growth and Income - Class IB           -28.91%   N/A     -8.65%
Putnam Vista - Class IB                                 -39.89%   N/A    -18.96%
Putnam Voyager - Class IB                               -29.00%   N/A    -18.83%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -21.97%   N/A    -32.29%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                      -0.09%   N/A      4.88%
Templeton Developing Markets Securities - Class 2 (1)   -14.93%   N/A    -18.57%
Templeton Foreign Securities - Class 2 (2)              -22.70%   N/A    -12.10%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (3YR) BASE W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -6.70%   N/A      0.44%
Putnam Global Asset Allocation - Class IB               -15.52%   N/A     -9.88%
Putnam Growth and Income - Class IB                     -13.44%   N/A     -3.78%
Putnam Health Sciences - Class IB                       -26.57%   N/A      4.49%
Putnam High Yield - Class IB                             -3.56%   N/A     -6.70%
Putnam Income - Class IB                                  0.02%   N/A      2.26%
Putnam International Growth - Class IB                  -27.42%   N/A     15.66%
Putnam Investors - Class IB                             -31.51%   N/A    -23.08%
Putnam Money Market - Class IB                           -3.40%   N/A      0.48%
Putnam New Opportunities - Class IB                     -36.79%   N/A    -28.13%
Putnam New Value - Class IB                              -3.89%   N/A      8.38%
Putnam Research - Class IB                              -25.67%   N/A    -12.10%
Putnam Utilities Growth and Income - Class IB           -29.10%   N/A     -8.93%
Putnam Vista - Class IB                                 -40.09%   N/A    -19.24%
Putnam Voyager - Class IB                               -29.19%   N/A    -19.14%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -22.15%   N/A    -32.65%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                      -0.23%   N/A      4.57%
Templeton Developing Markets Securities - Class 2 (1)   -15.10%   N/A    -18.91%
Templeton Foreign Securities - Class 2 (2)              -22.88%   N/A    -12.33%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A


NY PREFERRED (3YR) MAV W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -6.85%   N/A      0.28%
Putnam Global Asset Allocation - Class IB               -15.66%   N/A    -10.03%
Putnam Growth and Income - Class IB                     -13.58%   N/A     -3.93%
Putnam Health Sciences - Class IB                       -26.69%   N/A      4.33%
Putnam High Yield - Class IB                             -3.72%   N/A     -6.85%
Putnam Income - Class IB                                 -0.14%   N/A      2.10%
Putnam International Growth - Class IB                  -27.54%   N/A    -15.80%
Putnam Investors - Class IB                             -31.62%   N/A    -23.21%
Putnam Money Market - Class IB                           -3.55%   N/A      0.32%
Putnam New Opportunities - Class IB                     -36.89%   N/A    -28.25%
Putnam New Value - Class IB                              -4.04%   N/A      8.21%
Putnam Research - Class IB                              -25.79%   N/A    -12.24%
Putnam Utilities Growth and Income - Class IB           -29.21%   N/A     -9.07%
Putnam Vista - Class IB                                 -40.19%   N/A    -19.37%
Putnam Voyager - Class IB                               -29.30%   N/A    -19.27%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -22.27%   N/A    -32.77%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                      -0.39%   N/A      4.40%
Templeton Developing Markets Securities - Class 2 (1)   -15.23%   N/A    -19.04%
Templeton Foreign Securities - Class 2 (2)              -23.00%   N/A    -12.47%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.


Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable  Sub-Accounts  commenced  operations  on December 10, 1999:  The George
Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income,
Putnam Health Sciences,  Putnam High Yield, Putnam Income,  Putnam International
Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities,  Putnam
New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000:  Franklin Small Cap, Mutual Shares Securitie,  and Templeton
Developing Markets Securities. The following Variable Sub-Account commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account commenced operations on June 21, 2000: LSA Focused Equity. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect the withdrawal charge or the $30 annual contract maintenance charge that may be imposed under the Putnam Allstate Advisor
Preferred Contract.

NY PREFERRED (3YR) BASE
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.24%   N/A      3.00%
Putnam Global Asset Allocation - Class IB               -10.05%   N/A     -7.08%
Putnam Growth and Income - Class IB                      -7.97%   N/A     -1.13%
Putnam Health Sciences - Class IB                       -21.11%   N/A      6.91%
Putnam High Yield - Class IB                              1.90%   N/A     -3.96%
Putnam Income - Class IB                                  5.49%   N/A      4.79%
Putnam International Growth - Class IB                  -21.95%   N/A    -12.72%
Putnam Investors - Class IB                             -26.05%   N/A    -19.88%
Putnam Money Market - Class IB                            2.07%   N/A      3.04%
Putnam New Opportunities - Class IB                     -31.32%   N/A    -24.73%
Putnam New Value - Class IB                               1.58%   N/A     10.77%
Putnam Research - Class IB                              -20.20%   N/A     -9.26%
Putnam Utilities Growth and Income - Class IB           -23.63%   N/A     -6.17%
Putnam Vista - Class IB                                 -34.63%   N/A    -16.21%
Putnam Voyager - Class IB                               -23.72%   N/A    -16.08%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.68%   N/A    -27.67%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       5.24%   N/A      9.05%
Templeton Developing Markets Securities - Class 2 (1)    -9.63%   N/A    -14.15%
Templeton Foreign Securities - Class 2 (2)              -17.41%   N/A     -8.50%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (3YR) W/ MAV
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.39%   N/A      2.84%
Putnam Global Asset Allocation - Class IB               -10.19%   N/A     -7.22%
Putnam Growth and Income - Class IB                      -8.11%   N/A     -1.28%
Putnam Health Sciences - Class IB                       -21.23%   N/A      6.75%
Putnam High Yield - Class IB                              1.75%   N/A     -4.11%
Putnam Income - Class IB                                  5.33%   N/A      4.63%
Putnam International Growth - Class IB                  -22.07%   N/A    -12.85%
Putnam Investors - Class IB                             -26.16%   N/A    -20.00%
Putnam Money Market - Class IB                            1.92%   N/A      2.89%
Putnam New Opportunities - Class IB                     -31.42%   N/A    -24.85%
Putnam New Value - Class IB                               1.42%   N/A     10.61%
Putnam Research - Class IB                              -20.32%   N/A     -9.39%
Putnam Utilities Growth and Income - Class IB           -23.75%   N/A     -6.31%
Putnam Vista - Class IB                                 -34.72%   N/A    -16.33%
Putnam Voyager - Class IB                               -23.83%   N/A    -16.21%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.80%   N/A    -27.78%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       5.08%   N/A      8.88%
Templeton Developing Markets Securities - Class 2 (1)    -9.77%   N/A    -14.28%
Templeton Foreign Securities - Class 2 (2)              -17.54%   N/A     -8.63%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (3YR) BASE W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.54%   N/A      2.56%
Putnam Global Asset Allocation - Class IB               -10.35%   N/A     -7.51%
Putnam Growth and Income - Class IB                      -8.27%   N/A     -1.56%
Putnam Health Sciences - Class IB                       -21.41%   N/A      6.53%
Putnam High Yield - Class IB                              1.60%   N/A     -4.41%
Putnam Income - Class IB                                  5.19%   N/A      4.35%
Putnam International Growth - Class IB                  -22.25%   N/A    -13.14%
Putnam Investors - Class IB                             -26.35%   N/A    -20.31%
Putnam Money Market - Class IB                            1.77%   N/A      2.61%
Putnam New Opportunities - Class IB                     -31.62%   N/A    -25.17%
Putnam New Value - Class IB                               1.28%   N/A     10.35%
Putnam Research - Class IB                              -20.50%   N/A     -9.67%
Putnam Utilities Growth and Income - Class IB           -23.93%   N/A     -6.59%
Putnam Vista - Class IB                                 -34.93%   N/A    -16.61%
Putnam Voyager - Class IB                               -24.02%   N/A    -16.50%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.98%   N/A    -28.14%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.94%   N/A      8.58%
Templeton Developing Markets Securities - Class 2 (1)    -9.93%   N/A    -14.62%
Templeton Foreign Securities - Class 2 (2)              -17.71%   N/A     -8.86%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (3YR) MAV W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.69%   N/A      2.41%
Putnam Global Asset Allocation - Class IB               -10.49%   N/A     -7.65%
Putnam Growth and Income - Class IB                      -8.41%   N/A     -1.71%
Putnam Health Sciences - Class IB                       -21.53%   N/A      6.37%
Putnam High Yield - Class IB                              1.45%   N/A     -4.56%
Putnam Income - Class IB                                  5.03%   N/A      4.19%
Putnam International Growth - Class IB                  -22.37%   N/A    -13.27%
Putnam Investors - Class IB                             -26.46%   N/A    -20.43%
Putnam Money Market - Class IB                            1.62%   N/A      2.45%
Putnam New Opportunities - Class IB                     -31.72%   N/A    -25.28%
Putnam New Value - Class IB                               1.12%   N/A     10.18%
Putnam Research - Class IB                              -20.62%   N/A     -9.81%
Putnam Utilities Growth and Income - Class IB           -24.05%   N/A     -6.73%
Putnam Vista - Class IB                                 -35.02%   N/A    -16.73%
Putnam Voyager - Class IB                               -24.13%   N/A    -16.63%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -17.10%   N/A    -28.25%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.78%   N/A      8.41%
Templeton Developing Markets Securities - Class 2 (1)   -10.07%   N/A    -14.75%
Templeton Foreign Securities - Class 2 (2)              -17.84%   N/A     -8.99%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.




Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.


Variable Sub-Account                            Inception Date of Corresponding Portfolio
The George Putnam Fund of Boston (1)                           04/30/98
Putnam Global Asset Allocation (1)                             02/01/88
Putnam Growth and Income (1)                                   02/01/88
Putnam Health Sciences (1)                                     04/30/98
Putnam High Yield (1)                                          02/01/88
Putnam Income (1)                                              02/01/88
Putnam International Growth (1)                                01/02/97
Putnam Investors (1)                                           04/30/98
Putnam Money Market (1)                                        02/01/88
Putnam New Opportunities (1)                                   05/02/94
Putnam New Value (1)                                           01/02/97
Putnam Research (1)                                            09/29/98
Putnam Utilities Growth and Income (1)                         05/01/92
Putnam Vista (1)                                               01/02/97
Putnam Voyager (1)                                             02/01/88
Franklin Growth and Income Securities (2)                      01/24/89
Franklin Small Cap (2)                                         10/31/95
Franklin Small Cap Value Securities (2)                        04/30/98
Mutual Shares Securities (2)                                   11/08/96
Templeton Developing Markets Securities (2)                    03/04/96
Templeton Foreign Securities (2)                               05/01/92
Templeton Global Income Securities (2)                         01/24/89
LSA Aggressive Growth                                          08/14/01
LSA Focused Equity                                             10/01/99
LSA Mid Cap Value                                              08/14/01
Oppenheimer Aggressive Growth (3)                              08/15/86
Oppenheimer Global Securities (3)                              11/12/90
Oppenheimer High Income (3)                                    04/30/86
Oppenheimer Main Street Growth & Income (3)                    07/05/95
Oppenheimer Main Street Small Cap (3)                          05/01/98
Oppenheimer Multiple Strategies (3)                            02/09/87
Oppenheimer Strategic Bond (3)                                 05/03/93
Van Kampen LIT Emerging Growth (4)                             07/03/95
Van Kampen LIT Growth and Income (4)                           12/23/96
Van Kampen UIF Active International Allocation                 08/31/99
Van Kampen UIF Emerging Markets Debt                           06/16/97
Van Kampen UIF U.S. Real Estate                                03/03/97


(1) Each of the Portfolios (Class IB shares) were first offered on April 30, 1998, except for the Putnam VT Growth and Income Fund which was first offered on April 6, 1998, and the Putnam VT Research Fund, which was first offered on September 30, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).
The inception dates for the Portfolios (Class IA shares) are shown in the above table.

(2) Each of the  Portfolios (Class 2  Shares) were  first  offered on January 6,
1999,  except  for the  Templeton  Developing  Markets  Securities  Fund and the
Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current
12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

(3) Each of the  Portfolios  (Service  Class) were first  offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial  Class,  adjusted to reflect the current  12b-1 fees of the  Portfolios'
12b-1 class shares (Service Class).

(4) The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


NY PREFERRED (3YR) BASE
                                                                          10 Year or
                                                                            Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.40%     N/A      1.75%
Putnam Global Asset Allocation - Class IB               -15.22%    3.87%     6.81%
Putnam Growth and Income - Class IB                     -13.14%    6.08%     9.88%
Putnam Health Sciences - Class IB                       -26.27%     N/A      2.59%
Putnam High Yield - Class IB                             -3.26%   -0.25%     5.40%
Putnam Income - Class IB                                  0.32%    4.00%     4.68%
Putnam International Growth - Class IB                  -27.12%     N/A      7.68%
Putnam Investors - Class IB                             -31.21%     N/A     -3.74%
Putnam Money Market - Class IB                           -3.10%    3.07%     2.63%
Putnam New Opportunities - Class IB                     -36.49%    4.10%     9.52%
Putnam New Value - Class IB                              -3.59%     N/A      7.69%
Putnam Research - Class IB                              -25.37%     N/A      4.21%
Putnam Utilities Growth and Income - Class IB           -28.80%    3.89%     6.87%
Putnam Vista - Class IB                                 -39.79%     N/A      5.59%
Putnam Voyager - Class IB                               -28.89%    8.04%    10.93%
Franklin Growth and Income Securities - Class 2          -2.13%   10.26%    10.89%
Franklin Small Cap - Class 2                            -21.85%    8.51%    11.34%
Franklin Small Cap Value Securities - Class 2             6.72%     N/A      1.36%
Mutual Shares Securities - Class II                       0.07%    8.16%     8.57%
Templeton Developing Markets Securities - Class 2       -14.80%  -13.37%    12.73%
Templeton Foreign Securities - Class 2                  -22.58%    2.80%     7.63%
Templeton Global Income Securities - Class 2             -4.65%    0.00%     2.31%
LSA Aggressive Growth*                                    N/A       N/A    -12.88%
LSA Focused Equity                                     -22.02%     N/A     -8.31%
LSA Mid Cap Value*                                        N/A       N/A      0.41%
Oppenheimer Aggressive Growth - Service Class           -37.64%    5.08%     9.71%
Oppenheimer Global Securities - Service Class           -18.83%   13.25%    11.79%
Oppenheimer High Income - Service Class                  -5.04%   -1.20%     5.52%
Oppenheimer Main Street Growth & Income - Service Class -16.96%    4.72%    11.55%
Oppenheimer Main Street Small Cap - Service Class        -7.29%     N/A      1.81%
Oppenheimer Multiple Strategies - Service Class          -4.82%    6.71%     8.14%
Oppenheimer Strategic Bond - Service Class               -2.31%    2.38%     3.61%
Van Kampen LIT Emerging Growth - Class II               -37.97%   13.55%    15.16%
Van Kampen LIT Growth and Income - Class II             -13.43%   10.80%    10.66%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.60%     N/A    -12.50%
Van Kampen UIF Emerging Markets Debt - Class II           2.82%     N/A      0.96%
Van Kampen UIF U.S. Real Estate - Class II                2.55%     N/A      6.17%

*Unannualized

NY PREFERRED (3YR) W/ MAV
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.55%    N/A       1.60%
Putnam Global Asset Allocation - Class IB               -15.36%    3.71%     6.65%
Putnam Growth and Income - Class IB                     -13.28%    5.92%     9.72%
Putnam Health Sciences - Class IB                       -26.39%    N/A       2.43%
Putnam High Yield - Class IB                             -3.42%   -0.40%     5.24%
Putnam Income - Class IB                                  0.16%    3.85%     4.53%
Putnam International Growth - Class IB                  -27.24%    N/A       7.52%
Putnam Investors - Class IB                             -31.32%    N/A      -3.89%
Putnam Money Market - Class IB                           -3.25%    2.92%     2.47%
Putnam New Opportunities - Class IB                     -36.59%    3.94%     9.35%
Putnam New Value - Class IB                              -3.74%    N/A       7.52%
Putnam Research - Class IB                              -25.49%    N/A       4.05%
Putnam Utilities Growth and Income - Class IB           -28.91%    3.73%     6.71%
Putnam Vista - Class IB                                 -39.89%    N/A       5.43%
Putnam Voyager - Class IB                               -29.00%    7.88%    10.76%
Franklin Growth and Income Securities - Class 2          -2.28%   10.09%    10.73%
Franklin Small Cap - Class 2                            -21.97%    8.34%    11.17%
Franklin Small Cap Value Securities - Class 2             6.55%    N/A       1.21%
Mutual Shares Securities - Class II                      -0.09%    8.00%     8.40%
Templeton Developing Markets Securities - Class 2       -14.93%  -13.50%    12.86%
Templeton Foreign Securities - Class 2                  -22.70%    2.65%     7.47%
Templeton Global Income Securities - Class 2             -4.80%   -0.15%     2.16%
LSA Aggressive Growth*                                    N/A      N/A     -12.94%
LSA Focused Equity                                      -22.15%    N/A      -8.46%
LSA Mid Cap Value*                                        N/A      N/A       0.35%
Oppenheimer Aggressive Growth - Service Class           -37.75%    4.92%     9.54%
Oppenheimer Global Securities - Service Class           -18.96%   13.08%    11.62%
Oppenheimer High Income - Service Class                  -5.19%   -1.35%     5.36%
Oppenheimer Main Street Growth & Income - Service Class -17.10%    4.56%    11.38%
Oppenheimer Main Street Small Cap - Service Class        -7.44%     N/A      1.66%
Oppenheimer Multiple Strategies - Service Class          -4.97%    6.55%     7.98%
Oppenheimer Strategic Bond - Service Class               -2.46%    2.23%     3.46%
Van Kampen LIT Emerging Growth - Class II               -38.07%   13.38%    14.99%
Van Kampen LIT Growth and Income - Class II             -13.57%   10.64%    10.49%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.72%     N/A    -12.64%
Van Kampen UIF Emerging Markets Debt - Class II           2.66%     N/A      0.81%
Van Kampen UIF U.S. Real Estate - Class II                2.39%     N/A      6.01%

*Unannualized


NY PREFERRED (3YR) BASE W/ RIG
                                                                         10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.70%    N/A       1.43%
Putnam Global Asset Allocation - Class IB               -15.52%   3.63%      6.60%
Putnam Growth and Income - Class IB                     -13.44%   5.84%      9.69%
Putnam Health Sciences - Class IB                       -26.57%    N/A       2.29%
Putnam High Yield - Class IB                             -3.56%  -0.54%      5.20%
Putnam Income - Class IB                                  0.02%   3.73%      4.44%
Putnam International Growth - Class IB                  -27.42%    N/A       7.46%
Putnam Investors - Class IB                             -31.51%    N/A      -4.02%
Putnam Money Market - Class IB                           -3.40%   2.79%      2.35%
Putnam New Opportunities - Class IB                     -36.79%   3.89%      9.34%
Putnam New Value - Class IB                              -3.89%    N/A       7.43%
Putnam Research - Class IB                              -25.67%    N/A       3.91%
Putnam Utilities Growth and Income - Class IB           -29.10%   3.66%      6.65%
Putnam Vista - Class IB                                 -40.09%    N/A       5.38%
Putnam Voyager - Class IB                               -29.19%   7.84%     10.75%
Franklin Growth and Income Securities - Class 2          -2.43%  10.02%     10.69%
Franklin Small Cap - Class 2                            -22.15%   8.28%     11.10%
Franklin Small Cap Value Securities - Class 2             6.42%    N/A       0.98%
Mutual Shares Securities - Class II                      -0.23%   7.90%      8.26%
Templeton Developing Markets Securities - Class 2       -15.10% -13.81%    -13.19%
Templeton Foreign Securities - Class 2                  -22.88%   2.55%      7.42%
Templeton Global Income Securities - Class 2             -4.95%  -0.30%      2.05%
LSA Aggressive Growth*                                    N/A      N/A     -13.24%
LSA Focused Equity                                      -22.32%    N/A      -8.69%
LSA Mid Cap Value*                                        N/A      N/A       0.05%
Oppenheimer Aggressive Growth - Service Class           -37.94%   4.86%      9.53%
Oppenheimer Global Securities - Service Class           -19.13%  13.04%     11.60%
Oppenheimer High Income - Service Class                  -5.34%  -1.49%      5.32%
Oppenheimer Main Street Growth & Income - Service Class -17.26%   4.49%     11.36%
Oppenheimer Main Street Small Cap - Service Class        -7.59%    N/A       1.51%
Oppenheimer Multiple Strategies - Service Class          -5.12%   6.46%      7.93%
Oppenheimer Strategic Bond - Service Class               -2.61%   2.09%      3.34%
Van Kampen LIT Emerging Growth - Class II               -38.27%  13.37%     14.97%
Van Kampen LIT Growth and Income - Class II             -13.73%  10.58%     10.37%
Van Kampen UIF Active International Allocation - Class
II                                                      -26.90%    N/A     -12.87%
Van Kampen UIF Emerging Markets Debt - Class II           2.52%    N/A       0.59%
Van Kampen UIF U.S. Real Estate - Class II                2.25%    N/A       5.88%

*Unannualized

NY PREFERRED (3YR) MAV W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB              -6.85%    N/A       1.28%
Putnam Global Asset Allocation - Class IB               -15.66%   3.47%      6.44%
Putnam Growth and Income - Class IB                     -13.58%   5.68%      9.53%
Putnam Health Sciences - Class IB                       -26.69%    N/A       2.14%
Putnam High Yield - Class IB                             -3.72%  -0.69%      5.04%
Putnam Income - Class IB                                 -0.14%   3.57%      4.28%
Putnam International Growth - Class IB                  -27.54%    N/A       7.30%
Putnam Investors - Class IB                             -31.62%    N/A      -4.17%
Putnam Money Market - Class IB                           -3.55%   2.63%      2.19%
Putnam New Opportunities - Class IB                     -36.89%   3.73%      9.17%
Putnam New Value - Class IB                              -4.04%    N/A       7.27%
Putnam Research - Class IB                              -25.79%    N/A       3.75%
Putnam Utilities Growth and Income - Class IB           -29.21%   3.50%      6.49%
Putnam Vista - Class IB                                 -40.19%    N/A       5.22%
Putnam Voyager - Class IB                               -29.30%   7.68%     10.58%
Franklin Growth and Income Securities - Class 2          -2.58%   9.86%     10.53%
Franklin Small Cap - Class 2                            -22.27%   8.12%     10.93%
Franklin Small Cap Value Securities - Class 2             6.25%    N/A       0.82%
Mutual Shares Securities - Class II                      -0.39%  7.74%       8.10%
Templeton Developing Markets Securities - Class 2       -15.23%-13.95%     -13.32%
Templeton Foreign Securities - Class 2                  -23.00%  2.40%       7.26%
Templeton Global Income Securities - Class 2             -5.10% -0.45%       1.89%
LSA Aggressive Growth*                                    N/A     N/A      -13.27%
LSA Focused Equity                                      -22.45%   N/A       -8.84%
LSA Mid Cap Value*                                        N/A     N/A        0.01%
Oppenheimer Aggressive Growth - Service Class           -38.05%   4.70%      9.37%
Oppenheimer Global Securities - Service Class           -19.26%  12.87%     11.43%
Oppenheimer High Income - Service Class                  -5.49%  -1.64%      5.17%
Oppenheimer Main Street Growth & Income - Service Class -17.40%   4.33%     11.19%
Oppenheimer Main Street Small Cap - Service Class        -7.74%    N/A       1.36%
Oppenheimer Multiple Strategies - Service Class          -5.27%   6.29%      7.77%
Oppenheimer Strategic Bond - Service Class               -2.76%   1.94%      3.18%
Van Kampen LIT Emerging Growth - Class II               -38.37%  13.20%     14.79%
Van Kampen LIT Growth and Income - Class II             -13.87%  10.41%     10.20%
Van Kampen UIF Active International Allocation - Class
II                                                      -27.02%    N/A     -13.01%
Van Kampen UIF Emerging Markets Debt - Class II           2.36%    N/A       0.44%
Van Kampen UIF U.S. Real Estate - Class II                2.09%    N/A       5.72%

*Unannualized




                                   APPENDIX E

      ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION)

The Contract charges include an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable
Account annual expenses of:

-       1.79% (without any optional benefit riders), or

-       1.94% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals.
Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income
Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals. See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized  total returns for each Variable  Sub-Account
since  its  inception   through  December  31,  2001.  The  following   Variable
Sub-Accounts  commenced  operations on December 10, 1999: The George Putnam Fund of Boston,  Putnam Global Asset  Allocation,  Putnam  Growth and Income,  Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September 19, 2000: Franklin Small Cap, Mutual Shares Securities,  and Templeton
Developing  Markets  Securities.  The following Variable  Sub-Account  commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account  commenced  operations  on June 21, 2000:  LSA Focused  Equity.  The remaining  Variable  Sub-Accounts  were  first  offered  as of the  date of this
Statement of Additional Information.

NY PREFERRED (0YR) BASE
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.40%   N/A      2.80%
Putnam Global Asset Allocation - Class IB               -10.21%   N/A     -7.27%
Putnam Growth and Income - Class IB                      -8.13%   N/A     -1.33%
Putnam Health Sciences - Class IB                       -21.25%   N/A      6.72%
Putnam High Yield - Class IB                              1.73%   N/A     -4.16%
Putnam Income - Class IB                                  5.32%   N/A      4.59%
Putnam International Growth - Class IB                  -22.10%   N/A    -12.90%
Putnam Investors - Class IB                             -26.19%   N/A    -20.06%
Putnam Money Market - Class IB                            1.90%   N/A      2.84%
Putnam New Opportunities - Class IB                     -31.45%   N/A    -24.91%
Putnam New Value - Class IB                               1.41%   N/A     10.57%
Putnam Research - Class IB                              -20.35%   N/A     -9.44%
Putnam Utilities Growth and Income - Class IB           -23.77%   N/A     -6.36%
Putnam Vista - Class IB                                 -34.76%   N/A    -16.38%
Putnam Voyager - Class IB                               -23.86%   N/A    -16.26%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.83%   N/A    -27.85%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       5.07%   N/A      8.83%
Templeton Developing Markets Securities - Class 2 (1)    -9.79%   N/A    -14.34%
Templeton Foreign Securities - Class 2 (2)              -17.56%   N/A     -8.67%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (0YR) W/ MAV

                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.55%   N/A      2.64%
Putnam Global Asset Allocation - Class IB               -10.35%   N/A     -7.41%
Putnam Growth and Income - Class IB                      -8.27%   N/A     -1.47%
Putnam Health Sciences - Class IB                       -21.37%   N/A      6.56%
Putnam High Yield - Class IB                              1.58%   N/A     -4.30%
Putnam Income - Class IB                                  5.16%   N/A      4.43%
Putnam International Growth - Class IB                  -22.21%   N/A    -13.03%
Putnam Investors - Class IB                             -26.30%   N/A    -20.18%
Putnam Money Market - Class IB                            1.75%   N/A      2.69%
Putnam New Opportunities - Class IB                     -31.56%   N/A    -25.02%
Putnam New Value - Class IB                               1.26%   N/A     10.40%
Putnam Research - Class IB                              -20.47%   N/A     -9.58%
Putnam Utilities Growth and Income - Class IB           -23.89%   N/A     -6.50%
Putnam Vista - Class IB                                 -34.86%   N/A    -16.51%
Putnam Voyager - Class IB                               -23.98%   N/A    -16.39%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.95%   N/A    -27.96%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.91%   N/A      8.67%
Templeton Developing Markets Securities - Class 2 (1)    -9.92%   N/A    -14.47%
Templeton Foreign Securities - Class 2 (2)              -17.69%   N/A     -8.81%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (0YR) BASE W/ RIG

                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.70%   N/A      2.37%
Putnam Global Asset Allocation - Class IB               -10.51%   N/A     -7.70%
Putnam Growth and Income - Class IB                      -8.43%   N/A     -1.75%
Putnam Health Sciences - Class IB                       -21.55%   N/A      6.33%
Putnam High Yield - Class IB                              1.43%   N/A     -4.61%
Putnam Income - Class IB                                  5.02%   N/A      4.15%
Putnam International Growth - Class IB                  -22.40%   N/A    -13.32%
Putnam Investors - Class IB                             -26.49%   N/A    -20.49%
Putnam Money Market - Class IB                            1.60%   N/A      2.41%
Putnam New Opportunities - Class IB                     -31.75%   N/A    -25.34%
Putnam New Value - Class IB                               1.11%   N/A     10.15%
Putnam Research - Class IB                              -20.65%   N/A     -9.86%
Putnam Utilities Growth and Income - Class IB           -24.07%   N/A     -6.77%
Putnam Vista - Class IB                                 -35.06%   N/A    -16.78%
Putnam Voyager - Class IB                               -24.16%   N/A    -16.68%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -17.13%   N/A    -28.32%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.77%   N/A      8.37%
Templeton Developing Markets Securities - Class 2 (1)   -10.09%   N/A    -14.81%
Templeton Foreign Securities - Class 2 (2)              -17.86%   N/A     -9.03%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (0YR) MAV W/ RIG

                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.85%   N/A      2.21%
Putnam Global Asset Allocation - Class IB               -10.65%   N/A     -7.84%
Putnam Growth and Income - Class IB                      -8.57%   N/A     -1.90%
Putnam Health Sciences - Class IB                       -21.67%   N/A      6.17%
Putnam High Yield - Class IB                              1.28%   N/A     -4.75%
Putnam Income - Class IB                                  4.86%   N/A      3.99%
Putnam International Growth - Class IB                  -22.51%   N/A    -13.45%
Putnam Investors - Class IB                             -26.60%   N/A    -20.61%
Putnam Money Market - Class IB                            1.45%   N/A      2.25%
Putnam New Opportunities - Class IB                     -31.86%   N/A    -25.45%
Putnam New Value - Class IB                               0.96%   N/A      9.98%
Putnam Research - Class IB                              -20.77%   N/A     -9.99%
Putnam Utilities Growth and Income - Class IB           -24.19%   N/A     -6.91%
Putnam Vista - Class IB                                 -35.16%   N/A    -16.91%
Putnam Voyager - Class IB                               -24.28%   N/A    -16.81%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -17.25%   N/A    -28.43%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.61%   N/A      8.20%
Templeton Developing Markets Securities - Class 2 (1)   -10.22%   N/A    -14.93%
Templeton Foreign Securities - Class 2 (2)              -17.99%   N/A     -9.17%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A

(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.


Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable  Sub-Accounts  commenced  operations  on December 10, 1999:  The George
Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income,
Putnam Health Sciences,  Putnam High Yield, Putnam Income,  Putnam International
Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities,  Putnam
New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and
Putnam Voyager.  The following  Variable  Sub-Accounts  commenced  operations on
September  19,  2000:  Franklin  Small Cap,  Shares  Securities,  and  Templeton
Developing Markets Securities. The following Variable Sub-Account commenced operations on May 22, 2000: Templeton Foreign Securities. The following Variable
Sub-Account commenced operations on June 21, 2000: LSA Focused Equity. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect the $30 annual contract maintenance charge that may be imposed under the Allstate Advisor Preferred Contract.

NY PREFERRED (0YR) BASE
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.34%   N/A      2.89%
Putnam Global Asset Allocation - Class IB               -10.15%   N/A     -7.17%
Putnam Growth and Income - Class IB                      -8.06%   N/A     -1.23%
Putnam Health Sciences - Class IB                       -21.19%   N/A      6.81%
Putnam High Yield - Class IB                              1.80%   N/A     -4.06%
Putnam Income - Class IB                                  5.38%   N/A      4.69%
Putnam International Growth - Class IB                  -22.03%   N/A    -12.81%
Putnam Investors - Class IB                             -26.12%   N/A    -19.96%
Putnam Money Market - Class IB                            1.97%   N/A      2.94%
Putnam New Opportunities - Class IB                     -31.39%   N/A    -24.81%
Putnam New Value - Class IB                               1.47%   N/A     10.66%
Putnam Research - Class IB                              -20.28%   N/A     -9.35%
Putnam Utilities Growth and Income - Class IB           -23.71%   N/A     -6.27%
Putnam Vista - Class IB                                 -34.69%   N/A    -16.29%
Putnam Voyager - Class IB                               -23.80%   N/A    -16.17%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.76%   N/A    -27.75%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       5.13%   N/A      8.94%
Templeton Developing Markets Securities - Class 2 (1)    -9.72%   N/A    -14.24%
Templeton Foreign Securities - Class 2 (2)              -17.49%   N/A     -8.59%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (0YR) W/ MAV
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.49%   N/A      2.74%
Putnam Global Asset Allocation - Class IB               -10.28%   N/A     -7.31%
Putnam Growth and Income - Class IB                      -8.20%   N/A     -1.38%
Putnam Health Sciences - Class IB                       -21.30%   N/A      6.65%
Putnam High Yield - Class IB                              1.65%   N/A     -4.20%
Putnam Income - Class IB                                  5.22%   N/A      4.53%
Putnam International Growth - Class IB                  -22.15%   N/A    -12.94%
Putnam Investors - Class IB                             -26.23%   N/A    -20.08%
Putnam Money Market - Class IB                            1.81%   N/A      2.78%
Putnam New Opportunities - Class IB                     -31.49%   N/A    -24.92%
Putnam New Value - Class IB                               1.32%   N/A     10.50%
Putnam Research - Class IB                              -20.40%   N/A     -9.48%
Putnam Utilities Growth and Income - Class IB           -23.82%   N/A     -6.41%
Putnam Vista - Class IB                                 -34.79%   N/A    -16.42%
Putnam Voyager - Class IB                               -23.91%   N/A    -16.29%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -16.89%   N/A    -27.85%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.98%   N/A      8.77%
Templeton Developing Markets Securities - Class 2 (1)    -9.86%   N/A    -14.37%
Templeton Foreign Securities - Class 2 (2)              -17.62%   N/A     -8.73%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (0YR) BASE W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.64%   N/A      2.46%
Putnam Global Asset Allocation - Class IB               -10.45%   N/A     -7.61%
Putnam Growth and Income - Class IB                      -8.36%   N/A     -1.66%
Putnam Health Sciences - Class IB                       -21.49%   N/A      6.42%
Putnam High Yield - Class IB                              1.50%   N/A     -4.51%
Putnam Income - Class IB                                  5.08%   N/A      4.24%
Putnam International Growth - Class IB                  -22.33%   N/A    -13.22%
Putnam Investors - Class IB                             -26.42%   N/A    -20.39%
Putnam Money Market - Class IB                            1.67%   N/A      2.50%
Putnam New Opportunities - Class IB                     -31.69%   N/A    -25.24%
Putnam New Value - Class IB                               1.17%   N/A     10.24%
Putnam Research - Class IB*                             -20.58%   N/A     -9.76%
Putnam Utilities Growth and Income - Class IB           -24.01%   N/A     -6.68%
Putnam Vista - Class IB                                 -34.99%   N/A    -16.69%
Putnam Voyager - Class IB                               -24.10%   N/A    -16.59%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -17.06%   N/A    -28.22%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.83%   N/A      8.47%
Templeton Developing Markets Securities - Class 2 (1)   -10.02%   N/A    -14.70%
Templeton Foreign Securities - Class 2 (2)              -17.79%   N/A     -8.95%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/A



NY PREFERRED (0YR) MAV W/ RIG
                                                                         10 Year or
                                                                           Since
Variable Sub-Account                                    1 Year   5 Year Inception
The George Putnam Fund of Boston - Class IB              -1.79%   N/A      2.31%
Putnam Global Asset Allocation - Class IB               -10.58%   N/A     -7.75%
Putnam Growth and Income - Class IB                      -8.50%   N/A     -1.81%
Putnam Health Sciences - Class IB                       -21.60%   N/A      6.26%
Putnam High Yield - Class IB                              1.35%   N/A     -4.65%
Putnam Income - Class IB                                  4.92%   N/A      4.09%
Putnam International Growth - Class IB                  -22.45%   N/A    -13.35%
Putnam Investors - Class IB                             -26.53%   N/A    -20.51%
Putnam Money Market - Class IB                            1.51%   N/A      2.35%
Putnam New Opportunities - Class IB                     -31.79%   N/A    -25.35%
Putnam New Value - Class IB                               1.02%   N/A     10.07%
Putnam Research - Class IB                              -20.70%   N/A     -9.90%
Putnam Utilities Growth and Income - Class IB           -24.12%   N/A     -6.82%
Putnam Vista - Class IB                                 -35.09%   N/A    -16.82%
Putnam Voyager - Class IB                               -24.21%   N/A    -16.71%
Franklin Growth and Income Securities - Class 2           N/A     N/A       N/A
Franklin Small Cap - Class 2                            -17.19%   N/A    -28.32%
Franklin Small Cap Value Securities - Class 2             N/A     N/A       N/A
Mutual Shares Securities - Class II                       4.68%    N/A     8.31%
Templeton Developing Markets Securities - Class 2 (1)   -10.16%   N/A    -14.83%
Templeton Foreign Securities - Class 2 (2)              -17.92%   N/A     -9.09%
Templeton Global Income Securities - Class 2              N/A     N/A       N/A
LSA Aggressive Growth                                     N/A     N/A       N/A
LSA Focused Equity                                        N/A     N/A       N/A
LSA Mid Cap Value                                         N/A     N/A       N/A
Oppenheimer Aggressive Growth - Service Class             N/A     N/A       N/A
Oppenheimer Global Securities - Service Class             N/A     N/A       N/A
Oppenheimer High Income - Service Class                   N/A     N/A       N/A
Oppenheimer Main Street Growth & Income - Service Class   N/A     N/A       N/A
Oppenheimer Main Street Small Cap - Service Class         N/A     N/A       N/A
Oppenheimer Multiple Strategies - Service Class           N/A     N/A       N/A
Oppenheimer Strategic Bond - Service Class                N/A     N/A       N/A
Van Kampen LIT Emerging Growth - Class II                 N/A     N/A       N/A
Van Kampen LIT Growth and Income - Class II               N/A     N/A       N/A
Van Kampen UIF Active International Allocation - Class
II                                                        N/A     N/A       N/A
Van Kampen UIF Emerging Markets Debt - Class II           N/A     N/A       N/A
Van Kampen UIF U.S. Real Estate - Class II                N/A     N/A       N/


(1)  Performance  shown  prior to May 1,  2000 is  based  on the TVP  Developing
     Markets Fund. On May 1, 2000, the TVP Developing Markets Fund was merged into the Templeton Developing Markets Securities and was closed.

(2)  Performance  shown  prior to May 1, 2000 is based on the TVP  International
     Fund.  On May 1,  2000,  the TVP  International  Fund was  merged  into the
     Templeton International Securities Fund and was closed. On May 1, 2002, the
     Templeton  International  Securities  Fund was re-named  Templeton  Foreign
     Securities.


Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.



Variable Sub-Account                            Inception Date of Corresponding Portfolio
The George Putnam Fund of Boston (1)                           04/30/98
Putnam Global Asset Allocation (1)                             02/01/88
Putnam Growth and Income (1)                                   02/01/88
Putnam Health Sciences (1)                                     04/30/98
Putnam High Yield (1)                                          02/01/88
Putnam Income (1)                                              02/01/88
Putnam International Growth (1)                                01/02/97
Putnam Investors (1)                                           04/30/98
Putnam Money Market (1)                                        02/01/88
Putnam New Opportunities (1)                                   05/02/94
Putnam New Value (1)                                           01/02/97
Putnam Research (1)                                            09/29/98
Putnam Utilities Growth and Income (1)                         05/01/92
Putnam Vista (1)                                               01/02/97
Putnam Voyager (1)                                             02/01/88
Franklin Growth and Income Securities (2)                      01/24/89
Franklin Small Cap (2)                                         10/31/95
Franklin Small Cap Value Securities (2)                        04/30/98
Mutual Shares Securities (2)                                   11/08/96
Templeton Developing Markets Securities (2)                    03/04/96
Templeton Foreign Securities (2)                               05/01/92
Templeton Global Income Securities (2)                         01/24/89
LSA Aggressive Growth                                          08/14/01
LSA Focused Equity                                             10/01/99
LSA Mid Cap Value                                              08/14/01
Oppenheimer Aggressive Growth (3)                              08/15/86
Oppenheimer Global Securities (3)                              11/12/90
Oppenheimer High Income (3)                                    04/30/86
Oppenheimer Main Street Growth & Income (3)                    07/05/95
Oppenheimer Main Street Small Cap (3)                          05/01/98
Oppenheimer Multiple Strategies (3)                            02/09/87
Oppenheimer Strategic Bond (3)                                 05/03/93
Van Kampen LIT Emerging Growth (4)                             07/03/95
Van Kampen LIT Growth and Income (4)                           12/23/96
Van Kampen UIF Active International Allocation                 08/31/99
Van Kampen UIF Emerging Markets Debt                           06/16/97
Van Kampen UIF U.S. Real Estate                                03/03/97

(1) Each of the Portfolios (Class IB shares) were first offered on April 30, 1998, except for the Putnam VT Growth and Income Fund which was first offered on April 6, 1998, and the Putnam VT Research Fund, which was first offered on September 30, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).
The inception dates for the Portfolios (Class IA shares) are shown in the above table.

(2) Each of the  Portfolios (Class 2  Shares) were  first  offered on January 6,
1999,  except  for the  Templeton  Developing  Markets  Securities  Fund and the
Templeton Foreign Securities Fund, which were first offered on May 1, 1997. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current
12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

(3) Each of the  Portfolios  (Service  Class) were first  offered on October 16,
2000, except for the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on
September 17, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's
Initial  Class,  adjusted to reflect the current  12b-1 fees of the  Portfolios'
12b-1 class shares (Service Class).

(4) The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares), were first offered on September 18,
2000. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Initial Class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


NY PREFERRED (0YR) BASE
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB             -1.40%     N/A       1.65%
Putnam Global Asset Allocation - Class IB              -10.21%    3.76%      6.70%
Putnam Growth and Income - Class IB                     -8.13%    5.97%      9.77%
Putnam Health Sciences - Class IB                      -21.25%     N/A       2.49%
Putnam High Yield - Class IB                             1.73%   -0.35%      5.30%
Putnam Income - Class IB                                 5.32%    3.90%      4.58%
Putnam International Growth - Class IB                 -22.10%     N/A       7.57%
Putnam Investors - Class IB                            -26.19%     N/A      -3.84%
Putnam Money Market - Class IB                           1.90%    2.97%      2.52%
Putnam New Opportunities - Class IB                    -31.45%    3.99%      9.41%
Putnam New Value - Class IB                              1.41%     N/A       7.58%
Putnam Research - Class IB                             -20.35%     N/A       4.10%
Putnam Utilities Growth and Income - Class IB           23.77%    3.78%      6.76%
Putnam Vista - Class IB                                -34.76%     N/A       5.48%
Putnam Voyager - Class IB                               23.86%    7.94%     10.82%
Franklin Growth and Income Securities - Class 2          2.87%   10.15%     10.78%
Franklin Small Cap - Class 2                           -16.83%    8.40%     11.23%
Franklin Small Cap Value Securities - Class 2           11.71%     N/A       1.26%
Mutual Shares Securities - Class II                      5.07%    8.05%      8.46%
Templeton Developing Markets Securities - Class 2       -9.79%  -13.46%    -12.81%
Templeton Foreign Securities - Class 2                 -17.56%    2.70%      7.52%
Templeton Global Income Securities - Class 2             0.35%   -0.10%      2.21%
LSA Aggressive Growth*                                    N/A      N/A      -7.00%
LSA Focused Equity                                     -17.01%     N/A      -6.33%
LSA Mid Cap Value*                                        N/A      N/A       6.28%
Oppenheimer Aggressive Growth - Service Class          -32.61%    4.98%      9.60%
Oppenheimer Global Securities - Service Class          -13.81%   13.14%     11.68%
Oppenheimer High Income - Service Class                 -0.04%   -1.30%      5.42%
Oppenheimer Main Street Growth & Income - Service Class 11.95%    4.62%     11.44%
Oppenheimer Main Street Small Cap - Service Class       -2.29%     N/A       1.71%
Oppenheimer Multiple Strategies - Service Class          0.18%    6.60%      8.03%
Oppenheimer Strategic Bond - Service Class               2.69%    2.28%      3.51%
Van Kampen LIT Emerging Growth - Class II               32.94%   13.44%     15.05%
Van Kampen LIT Growth and Income - Class II             -8.42%   10.69%     10.55%
Van Kampen UIF Active International Allocation - Class
II                                                     -21.58%     N/A     -10.45%
Van Kampen UIF Emerging Markets Debt - Class II          7.81%     N/A       0.86%
Van Kampen UIF U.S. Real Estate - Class II               7.55%     N/A       6.07%

*Unannualized

NY PREFERRED (0YR) W/ MAV
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB             -1.55%     N/A       1.50%
Putnam Global Asset Allocation - Class IB              -10.35%    3.61%      6.54%
Putnam Growth and Income - Class IB                     -8.27%    5.81%      9.61%
Putnam Health Sciences - Class IB                      -21.37%     N/A       2.33%
Putnam High Yield - Class IB                             1.58%   -0.50%      5.14%
Putnam Income - Class IB                                 5.16%    3.74%      4.42%
Putnam International Growth - Class IB                 -22.21%     N/A       7.41%
Putnam Investors - Class IB                            -26.30%     N/A      -3.98%
Putnam Money Market - Class IB                           1.75%    2.81%      2.37%
Putnam New Opportunities - Class IB                    -31.56%    3.84%      9.25%
Putnam New Value - Class IB                              1.26%     N/A       7.42%
Putnam Research - Class IB                              20.47%     N/A       3.95%
Putnam Utilities Growth and Income - Class IB           23.89%    3.63%      6.60%
Putnam Vista - Class IB                                 34.86%     N/A       5.32%
Putnam Voyager - Class IB                               23.98%    7.77%     10.65%
Franklin Growth and Income Securities - Class 2          2.71%    9.98%     10.61%
Franklin Small Cap - Class 2                           -16.95%    8.24%     11.06%
Franklin Small Cap Value Securities - Class 2           11.54%     N/A       1.11%
Mutual Shares Securities - Class II                      4.91%    7.89%      8.30%
Templeton Developing Markets Securities - Class 2       -9.92%  -13.59%    -12.95%
Templeton Foreign Securities - Class 2                 -17.69%    2.54%      7.36%
Templeton Global Income Securities - Class 2             0.20%   -0.25%      2.06%
LSA Aggressive Growth*                                    N/A      N/A      -7.06%
LSA Focused Equity                                     -17.13%     N/A      -6.47%
LSA Mid Cap Value*                                        N/A      N/A       6.22%
Oppenheimer Aggressive Growth - Service Class          -32.71%    4.82%      9.43%
Oppenheimer Global Securities - Service Class           13.94%   12.97%     11.51%
Oppenheimer High Income - Service Class                 -0.19%   -1.45%      5.26%
Oppenheimer Main Street Growth & Income - Service Class-12.08%    4.46%     11.27%
Oppenheimer Main Street Small Cap - Service Class       -2.43%     N/A       1.56%
Oppenheimer Multiple Strategies - Service Class          0.03%    6.44%      7.87%
Oppenheimer Strategic Bond - Service Class               2.54%    2.12%      3.36%
Van Kampen LIT Emerging Growth - Class II               33.04%   13.27%     14.87%
Van Kampen LIT Growth and Income - Class II             -8.56%   10.53%     10.38%
Van Kampen UIF Active International Allocation - Class
II                                                      -21.70%    N/A     -10.58%
Van Kampen UIF Emerging Markets Debt - Class II          7.65%     N/A       0.71%
Van Kampen UIF U.S. Real Estate - Class II               7.38%     N/A       5.91%

*Unannualized

NY PREFERRED (0YR) BASE W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB             -1.70%    N/A       1.33%
Putnam Global Asset Allocation - Class IB               10.51%   3.52%      6.49%
Putnam Growth and Income - Class IB                     -8.43%   5.73%      9.58%
Putnam Health Sciences - Class IB                      -21.55%    N/A       2.19%
Putnam High Yield - Class IB                             1.43%  -0.64%      5.09%
Putnam Income - Class IB                                 5.02%   3.62%      4.33%
Putnam International Growth - Class IB                 -22.40%    N/A       7.35%
Putnam Investors - Class IB                            -26.49%    N/A      -4.12%
Putnam Money Market - Class IB                           1.60%   2.68%      2.25%
Putnam New Opportunities - Class IB                    -31.75%   3.79%      9.23%
Putnam New Value - Class IB                              1.11%    N/A       7.32%
Putnam Research - Class IB                             -20.65%    N/A       3.80%
Putnam Utilities Growth and Income - Class IB          -24.07%   3.55%      6.54%
Putnam Vista - Class IB                                -35.06%    N/A       5.27%
Putnam Voyager - Class IB                              -24.16%   7.73%     10.64%
Franklin Growth and Income Securities - Class 2          2.57%   9.91%     10.58%
Franklin Small Cap - Class 2                           -17.13%   8.17%     10.98%
Franklin Small Cap Value Securities - Class 2           11.41%     N/A      0.88%
Mutual Shares Securities - Class II                      4.77%   7.79%      8.15%
Templeton Developing Markets Securities - Class 2      -10.09% -13.90%    -13.28%
Templeton Foreign Securities - Class 2                 -17.86%   2.45%      7.31%
Templeton Global Income Securities - Class 2             0.05%  -0.40%      1.95%
LSA Aggressive Growth*                                    N/A      N/A     -7.30%
LSA Focused Equity                                     -17.31%     N/A     -6.70%
LSA Mid Cap Value*                                        N/A      N/A      5.98%
Oppenheimer Aggressive Growth - Service Class          -32.91%    4.75%     9.42%
Oppenheimer Global Securities - Service Class          -14.11%   12.93%    11.48%
Oppenheimer High Income - Service Class                 -0.34%   -1.59%     5.22%
Oppenheimer Main Street Growth & Income - Service Class-12.25%    4.39%    11.25%
Oppenheimer Main Street Small Cap - Service Class       -2.59%     N/A      1.41%
Oppenheimer Multiple Strategies - Service Class         -0.12%    6.35%     7.82%
Oppenheimer Strategic Bond - Service Class               2.39%    1.99%     3.24%
Van Kampen LIT Emerging Growth - Class II              -33.24%   13.26%    14.85%
Van Kampen LIT Growth and Income - Class II             -8.72%   10.47%    10.26%
Van Kampen UIF Active International Allocation - Class
II                                                     -21.88%     N/A    -10.81%
Van Kampen UIF Emerging Markets Debt - Class II          7.51%     N/A      0.49%
Van Kampen UIF U.S. Real Estate - Class II               7.25%     N/A      5.77%

*Unannualized

NY PREFERRED (0YR) MAV W/ RIG
                                                                          10 Year or
                                                                             Since
Variable Sub-Account                                    1 Year   5 Year    Inception
The George Putnam Fund of Boston - Class IB             -1.85%    N/A        1.18%
Putnam Global Asset Allocation - Class IB              -10.65%   3.36%       6.33%
Putnam Growth and Income - Class IB                     -8.57%   5.57%       9.42%
Putnam Health Sciences - Class IB                      -21.67%    N/A        2.03%
Putnam High Yield - Class IB                             1.28%  -0.79%       4.93%
Putnam Income - Class IB                                 4.86%   3.46%       4.17%
Putnam International Growth - Class IB                 -22.51%    N/A        7.19%
Putnam Investors - Class IB                            -26.60%    N/A       -4.26%
Putnam Money Market - Class IB                           1.45%   2.53%       2.09%
Putnam New Opportunities - Class IB                    -31.86%   3.63%       9.06%
Putnam New Value - Class IB                              0.96%     N/A       7.16%
Putnam Research - Class IB                             -20.77%     N/A       3.65%
Putnam Utilities Growth and Income - Class IB          -24.19%    3.40%      6.38%
Putnam Vista - Class IB                                -35.16%     N/A       5.11%
Putnam Voyager - Class IB                              -24.28%    7.57%     10.47%
Franklin Growth and Income Securities - Class 2          2.41%    9.75%     10.41%
Franklin Small Cap - Class 2                           -17.25%    8.01%     10.82%
Franklin Small Cap Value Securities - Class 2           11.24%     N/A       0.72%
Mutual Shares Securities - Class II                      4.61%    7.63%      7.99%
Templeton Developing Markets Securities - Class 2      -10.22%  -14.03%    -13.41%
Templeton Foreign Securities - Class 2                 -17.99%    2.29%      7.15%
Templeton Global Income Securities - Class 2            -0.10%   -0.55%      1.79%
LSA Aggressive Growth*                                    N/A      N/A       7.35%
LSA Focused Equity                                     -17.43%     N/A      -6.84%
LSA Mid Cap Value*                                        N/A      N/A       5.92%
Oppenheimer Aggressive Growth - Service Class          -33.01%    4.59%      9.26%
Oppenheimer Global Securities - Service Class          -14.24%   12.76%     11.31%
Oppenheimer High Income - Service Class                 -0.49%   -1.74%      5.06%
Oppenheimer Main Street Growth & Income - Service Class 12.38%    4.23%     11.08%
Oppenheimer Main Street Small Cap - Service Class       -2.73%     N/A       1.25%
Oppenheimer Multiple Strategies - Service Class         -0.27%    6.19%      7.66%
Oppenheimer Strategic Bond - Service Class               2.24%    1.84%      3.08%
Van Kampen LIT Emerging Growth - Class II              -33.34%   13.09%     14.68%
Van Kampen LIT Growth and Income - Class II             -8.86%   10.30%     10.09%
Van Kampen UIF Active International Allocation - Class
II                                                     -22.00%     N/A     -10.95%
Van Kampen UIF Emerging Markets Debt - Class II          7.35%     N/A       0.33%
Van Kampen UIF U.S. Real Estate - Class II               7.08%     N/A       5.61%

*Unannualized


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                             -----------------------
(IN THOUSANDS)                                                                     2001              2000               1999
                                                                                   ----              ----               ----
REVENUES
Premiums (net of reinsurance ceded of $5,494, $5,491, $4,253)                    $ 104,068         $ 104,316         $  63,748
Contract charges                                                                    41,241            41,885            38,626
Net investment income                                                              204,467           176,539           148,331
Realized capital gains and losses                                                    2,158            (5,181)           (2,096)
                                                                                   -------           -------           -------
                                                                                   351,934           317,559           248,609
                                                                                   -------           -------           -------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $2,269, $715, $1,166)         259,405           233,299           178,267
Amortization of deferred policy acquisition costs                                    7,187            13,744             8,985
Operating costs and expenses                                                        31,266            23,985            20,151
                                                                                   -------           -------           -------
                                                                                   297,858           271,028           207,403
                                                                                   -------           -------           -------


INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
  CHANGE IN ACCOUNTING PRINCIPLE                                                   54,076            46,531            41,206
Income tax expense                                                                 18,517            15,616            14,640
                                                                                   ------            ------            ------


INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                  35,559            30,915            26,566
Cumulative effect of change in accounting for derivative financial                 ------            ------            ------
  instruments, after-tax                                                             (147)                -                 -
                                                                                   ------            ------            ------


NET INCOME                                                                         35,412            30,915            26,566
                                                                                   ------            ------            ------


OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                                     753            88,008           (52,672)
                                                                                 --------         ---------         ---------
COMPREHENSIVE INCOME (LOSS)                                                      $ 36,165         $ 118,923         $ (26,106)
                                                                                 ========         =========         =========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                   2001           2000
                                                                                        ----           ----
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $2,678,265 and $2,260,087) $  2,894,461   $  2,476,132
  Mortgage loans                                                                         242,727        207,857
  Short-term                                                                              57,507         58,224
  Policy loans                                                                            33,160         31,772
                                                                                    ------------   ------------
    TOTAL INVESTMENTS                                                                  3,227,855      2,773,985

Cash                                                                                       7,375          2,162
Deferred policy acquisition costs                                                        156,615        124,601
Accrued investment income                                                                 33,601         32,422
Reinsurance recoverables, net                                                              1,146          1,269
Other assets                                                                              13,800          7,980
Separate Accounts                                                                        602,657        560,089
                                                                                    ------------   ------------
    TOTAL ASSETS                                                                    $  4,043,049   $  3,502,508
                                                                                    ============   ============
LIABILITIES
Reserve for life-contingent contract benefits                                       $  1,317,816   $  1,226,349
Contractholder funds                                                                   1,428,113      1,107,495
Current income taxes payable                                                               6,049         11,723
Deferred income taxes                                                                     64,612         53,181
Other liabilities and accrued expenses                                                   164,399        117,304
Payable to affiliates, net                                                                   427          3,556
Separate Accounts                                                                        602,657        560,089
                                                                                    ------------   ------------
    TOTAL LIABILITIES                                                                  3,584,073      3,079,697
                                                                                    ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 shares authorized and outstanding                     2,500          2,500
Additional capital paid-in                                                                45,787         45,787
Retained income                                                                          291,694        256,282
Accumulated other comprehensive income:
  Unrealized net capital gains and losses                                                118,995        118,242
                                                                                    ------------   ------------
    Total accumulated other comprehensive income                                         118,995        118,242
                                                                                    ------------   ------------
    TOTAL SHAREHOLDER'S EQUITY                                                           458,976        422,811
                                                                                    ------------   ------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                      $  4,043,049   $  3,502,508
                                                                                    ============   ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                   DECEMBER 31,
                                                                   ------------
(IN THOUSANDS)                                           2001          2000          1999
                                                         ----          ----          ----
COMMON STOCK
Balance, beginning of year                          $      2,500   $      2,500   $      2,000
Issuance of stock                                           --             --              500
                                                    ------------   ------------   ------------
Balance, end of year                                       2,500          2,500          2,500
                                                    ------------   ------------   ------------

ADDITIONAL CAPITAL PAID IN                                45,787         45,787         45,787
                                                    ------------   ------------   ------------

RETAINED INCOME
Balance, beginning of year                               256,282        225,367        198,801
Net income                                                35,412         30,915         26,566
                                                    ------------   ------------   ------------
Balance, end of year                                     291,694        256,282        225,367
                                                    ------------   ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                               118,242         30,234         82,906
Change in unrealized net capital gains and losses            753         88,008        (52,672)
                                                    ------------   ------------   ------------
Balance, end of year                                     118,995        118,242         30,234
                                                    ------------   ------------   ------------

TOTAL SHAREHOLDER'S EQUITY                          $    458,976   $    422,811   $    303,888
                                                    ============   ============   ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                                -----------------------
(IN THOUSANDS)                                                                           2001            2000            1999
                                                                                         ----            ----            ----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $     35,412    $     30,915    $     26,566
Adjustments to reconcile net income to net cash provided by operating activities
             Amortization and other non-cash items                                      (50,375)        (45,051)        (37,619)
             Realized capital gains and losses                                           (2,158)          5,181           2,096
             Cumulative effect of change in accounting for derivative financial
               instruments                                                                  147              -                -
             Interest credited to contractholder funds                                   65,117          52,499          36,736
             Changes in:
                  Life-contingent contract benefits and contractholder funds             76,756          75,031          38,527
                  Deferred policy acquisition costs                                     (44,007)        (25,303)        (17,262)
                  Income taxes payable                                                    5,429           4,305           2,094
                  Other operating assets and liabilities                                (14,095)        (11,916)         13,049
                                                                                   ------------    ------------    ------------
                     Net cash provided by operating activities                           72,226          85,661          64,187
                                                                                   ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                          232,233         164,125         161,443
Investment collections
             Fixed income securities                                                     94,121          42,449          21,822
             Mortgage loans                                                              15,460          15,681           7,479
Investments purchases
             Fixed income securities                                                   (650,801)       (516,908)       (383,961)
             Mortgage loans                                                             (50,200)        (55,914)        (31,888)
Change in short-term investments, net                                                    10,361          16,139          29,493
Change in policy loans, net                                                              (1,388)           (663)         (1,489)
                                                                                   ------------    ------------    ------------
                      Net cash used in investing activities                            (350,214)       (335,091)       (197,101)
                                                                                   ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                                        -               -             500
Contractholder fund deposits                                                            474,849         408,711         197,439
Contractholder fund withdrawals                                                        (191,648)       (158,254)        (67,007)
                                                                                   ------------    ------------    ------------
                      Net cash provided by financing activities                         283,201         250,457         130,932
                                                                                   ------------    ------------    ------------

NET INCREASE (DECREASE ) IN CASH                                                          5,213           1,027          (1,982)
CASH AT BEGINNING OF YEAR                                                                 2,162           1,135           3,117
                                                                                   ------------    ------------    ------------
CASH AT END OF YEAR                                                                $      7,375    $      2,162    $      1,135
                                                                                   ============    ============    ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION
     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
     The Company markets a diversified group of products to meet consumers' lifetime needs in the raeas of protection and retirement solutions in the state of New York through a combination of Allstate agencies, financial services firms, direct marketing and specialized brokers. The Company's life products include term life; whole life and universal life; annuities such as fixed annuities, market value adjusted annuities, variable annuities and immediate annuities; and other protection products such as accidental death and hospital indemnity.

     In 2001, annuity premiums and deposits represented 87.8% of the Company's total statutory premiums and deposits. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of New York, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of Other comprehensive income.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally includes collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.

     Investment income consists of interest which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company monitors its fixed income portfolio for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Statements of Operations.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments. Derivatives are accounted for on a fair value basis, and reported as Other assets. Beginning in January 2001, hedge accounting is not applied to these strategies which utilize the financial futures contracts for interest rate risk management purposes. Therefore, the gains and losses pertaining to the change in the fair value of the financial futures contracts are recognized in Realized capital gains and losses during the period on a current basis. The Company did not hold any derivative financial instruments at December 31, 2001.

     Prior to January 2001, if specific criteria were met, these futures were designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that were not designated as accounting hedges were accounted for on a fair value basis. Under deferral accounting, gains and losses

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

on financial futures contracts were deferred as Other liabilities and accrued expenses. Once the anticipated transaction occurred, the deferred gains and losses were considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred continue to be recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives were also deferred as an adjustment to the carrying value of the hedged item.

SECURITIES LOANED
     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received in Short-term investments and Other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED
     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.
Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid in variable annuity contracts.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

DEFERRED POLICY ACQUISITION COSTS
     Costs that vary with and are primarily related to acquiring life and investment business, principally agents' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and immediate annuities with life contingencies, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies. For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of contract issue and comprise estimated future investment, mortality, expense margins and surrender charges. For 2001, the average long-term rate of assumed future investment yield used in estimating gross profit margins is 8% plus 1.25% for fees. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs. New costs associated with internal exchanges of investment contracts are deferred and amortized into income. The balance of the original costs deferred and carried over, plus the new costs deferred due to internal exchanges, is limited to the amount of costs that would be deferred from the issuance of new investment contracts. Any excess costs are charged to income at the time of the exchange. The Company periodically compares the present value of future gross profits to costs deferred to ensure they are sufficient to amortize deferred policy acquisition costs. As a result, the Company concludes that the balance of deferred policy acquisition costs is reasonable and recoverable at December 31, 2001.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in Accumulated other comprehensive income.

     All other acquisition expenses are charges to operations as incurred.

REINSURANCE RECOVERABLE
     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). The amounts reported in the statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, and deferred policy acquisition costs.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

SEPARATE ACCOUNTS
     The assets and liabilities related to variable annuity contracts are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

CONTRACTHOLDER FUNDS
     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

OFF BALANCE SHEET FINANCIAL INSTRUMENTS
     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
     In June 2001, the FASB issued SFAS No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. As of December 31, 2001, the Company's unamortized goodwill balance was $160 thousand and goodwill amortization expense recognized during 2001 was $6 thousand. Transitional goodwill impairment testing is being conducted and the impact is not expected to be material to the results of operations or financial position of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

REINSURANCE
     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 8).

STRUCTURED SETTLEMENT ANNUITIES
     The Company issued $23.7 million, $16.2 million and $16.9 million of structured settlement annuities, a type of immediate annuity, in 2001, 2000 and 1999, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlement annuities in matters involving AIC. Of these amounts, $4.9 million, $4.5 million and $4.8 million relate to structured settlement annuities with life contingencies and are included in premium income in 2001, 2000 and 1999, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities related to the surety bonds were $1.40 billion and $1.29 billion at December 31, 2001 and 2000, respectively.

BUSINESS OPERATIONS
     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $26.6 million, $15.6 million and $16.0 million in 2001, 2000 and 1999, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT
     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the inter-company loan agreement at December 31, 2001 and 2000, respectively.

BROKER/DEALER AGREEMENT
     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10.5 million and $10.9 million of commission expenses and other distribution expenses payable to ADLLC during 2001 and 2000, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees of $127 thousand for the year ended December 31, 2001. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $855 thousand and $549 thousand for the year ended December 31, 2001 and December 31, 2000, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 10).

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS UNREALIZED
                                         AMORTIZED       --------------------           FAIR
                                           COST          GAINS          LOSSES          VALUE
                                           ----          -----          ------          -----
(IN THOUSANDS)
AT DECEMBER 31, 2001
U.S. government and agencies           $    579,607   $    117,918   $       (533)   $    696,992
Municipal                                   150,543          3,695            (47)        154,191
Corporate                                 1,467,636         96,973        (18,492)      1,546,117
Mortgage-backed securities                  425,635         16,737           (228)        442,144
Asset-backed securities                      54,844          1,081           (908)         55,017
                                       ------------   ------------   ------------    ------------
    Total fixed income securities      $  2,678,265   $    236,404   $    (20,208)   $  2,894,461
                                       ============   ============   ============    ============

AT DECEMBER 31, 2000
U.S. government and agencies           $    528,301   $    151,317   $        (81)   $    679,537
Municipal                                    97,310          2,626           (858)         99,078
Corporate                                 1,227,247         70,431        (20,527)      1,277,151
Mortgage-backed securities                  368,614         13,004           (669)        380,949
Asset-backed securities                      38,615            831            (29)         39,417
                                       ------------   ------------   ------------    ------------
    Total fixed income securities      $  2,260,087   $    238,209   $    (22,164)   $  2,476,132
                                       ============   ============   ============    ============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                          AMORTIZED             FAIR
                                                            COST               VALUE
                                                            ----               -----
(IN THOUSANDS)
Due in one year or less                                $     43,628       $     44,768
Due after one year through five years                       382,760            401,443
Due after five years through ten years                      399,176            421,689
Due after ten years                                       1,372,222          1,529,400
                                                       ------------       ------------
                                                          2,197,786          2,397,300
Mortgage- and asset-backed securities                       480,479            497,161
                                                       ------------       ------------
    Total                                              $  2,678,265       $  2,894,461
                                                       ============       ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

YEAR ENDED DECEMBER 31,                             2001           2000             1999
                                                    ----           ----             ----
(IN THOUSANDS)
Fixed income securities                         $    189,793   $    160,919   $    135,561
Mortgage loans                                        16,677         14,899         12,346
Other                                                  1,307          3,227          3,495
                                                ------------   ------------   ------------
  Investment income, before expense                  207,777        179,045        151,402
  Investment expense                                   3,310          2,506          3,071
                                                ------------   ------------   ------------
  Net investment income                         $    204,467   $    176,539   $    148,331
                                                ============   ============   ============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

                                                         2001            2000              1999
                                                         ----            ----              ----
(IN THOUSANDS)
Fixed income securities                              $      1,514    $     (5,878)   $     (2,207)
Mortgage loans                                                166             697              42
Other                                                         478               -              69
                                                     ------------    ------------    ------------
  Realized capital gains and losses                         2,158          (5,181)         (2,096)
  Income taxes                                               (755)          1,866             765
                                                     ------------    ------------    ------------
  Realized capital gains and losses, after tax       $      1,403    $     (3,315)   $     (1,331)
                                                     ============    ============    ============

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

                                                         2001            2000            1999
                                                         ----            ----            ----
(IN THOUSANDS)
Portfolio trading                                    $      3,461    $     (2,089)   $     (2,096)
Write-downs in value                                       (1,252)         (3,092)              -
Derivative valuation adjustments                              (51)              -               -
                                                     ------------    ------------    ------------
  Realized capital gains and losses                         2,158          (5,181)         (2,096)
  Income taxes                                               (755)          1,866             765
                                                     ------------    ------------    ------------
  Realized capital gains and losses, after tax       $      1,403    $     (3,315)   $     (1,331)
                                                     ============    ============    ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Excluding calls and prepayments, gross gains of $7.4 million, $3.0 million and $1.7 million and gross losses of $4.5 million, $8.9 million and $3.8 million were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                           COST/                             GROSS UNREALIZED           UNREALIZED
(IN THOUSANDS)                                        AMORTIZED COST     FAIR VALUE       GAINS          LOSSES         NET GAINS
                                                      --------------     ----------       -----          ------         ---------
Fixed income securities                                $  2,678,265    $  2,894,461   $    236,404   $    (20,208)   $    216,196
                                                       ============    ============   ============   ============    ============
Deferred income taxes, deferred policy acquisition
costs and other                                                                                                           (97,201)
                                                                                                                     ------------
Unrealized net capital gains and losses                                                                              $    118,995
                                                                                                                     ============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                                                       2001                  2000                  1999
                                                                              ----                  ----                  ----
(IN THOUSANDS)
Fixed income securities                                                  $           151        $    161,716          $   (262,766)
Deferred income taxes, deferred policy acquisition costs and other                   602             (73,708)              210,094
                                                                           -------------        ------------          ------------
Increase (decrease) in unrealized net capital gains and losses           $           753        $     88,008          $    (52,672)
                                                                         ===============        ============          ============

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
     Pretax provisions for investment losses, principally relating to write-downs on fixed income securities, were $1.3 million and $3.1 million in 2001 and 2000, respectively. There were no provisions for investment losses in 1999.

MORTGAGE LOAN IMPAIRMENT
     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2001 and 2000.

     There was no valuation allowance balance at December 31, 2001. The valuation allowance for mortgage loans at December 31, 2000 and 1999 was $119 thousand and $600 thousand, respectively. Net reductions to the mortgage loan valuation allowances were $119 thousand, $481 thousand and none for the year ended December 31, 2001, 2000 and 1999, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION
     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2001:

(% of municipal bond portfolio carrying value)      2001           2000
                                                    ----           ----
     California                                     15.0%          23.4%
     Pennsylvania                                   12.8           14.9
     Illinois                                       10.8            6.9
     Missouri                                        8.6              -
     Florida                                         8.2              -
     Ohio                                            7.2           10.7
     Alaska                                          6.5              -
     Mississippi                                     6.4              -
     Utah                                            5.2            8.1

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2001:

(% of commercial mortgage portfolio carrying value)     2001              2000
                                                        ----              ----
    California                                          24.9%             30.8%
    New York                                            22.1              26.8
    New Jersey                                          17.8              16.0
    Illinois                                            14.3              14.3
    Pennsylvania                                        13.4               6.8

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)     2001              2000
                                                        ----              ----
     Office buildings                                   26.9%              21.2%
     Retail                                             25.5               29.0
     Warehouse                                          19.5               18.4
     Apartment complex                                  18.4               17.4
     Industrial                                          3.9                6.9
     Other                                               5.8                7.1
                                                       -----              -----
                                                       100.0%             100.0%
                                                       =====              =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2001, are as follows:

                               NUMBER OF LOANS        CARRYING VALUE             PERCENT
                               ---------------        --------------             -------
    (IN THOUSANDS)
    2002                              1                $      766                   0.3%
    2003                              -                         -                    -
    2004                              2                     1,955                   0.8
    2005                              3                     7,481                   3.1
    2006                              5                    29,910                  12.3
    Thereafter                       44                   202,615                  83.5
                                     --                ----------                 -----
      Total                          55                $  242,727                 100.0%
                                     ==                ==========                 ======

     In 2001, $3.1 million of commercial mortgage loans were contractually due and paid.

SECURITIES LENDING
     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, which mostly include large brokerage firms. At December 31, 2001, fixed income securities with a carrying value of $140.3 million have been pledged as collateral under these lending agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments with an offsetting liability recorded in Other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral was $572 thousand, $109 thousand and $33 thousand, as of December 31, 2001, 2000 and 1999, respectively.

SECURITIES ON DEPOSIT
     At December 31, 2001, fixed income securities with a carrying value of $2.1 million were on deposit with regulatory authorities as required by law.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
     The carrying value and fair value of financial assets at December 31, are as follows:

                                           2001                               2000
                            ------------------------------       -----------------------------
                               CARRYING           FAIR             CARRYING           FAIR
                                VALUE            VALUE              VALUE            VALUE
                                -----            -----              -----            -----
(IN THOUSANDS)
Fixed income securities     $  2,894,461      $  2,894,461       $  2,476,132     $  2,476,132
Mortgage loans                   242,727           247,670            207,857          212,345
Short-term investments            57,507            57,507             58,224           58,224
Policy loans                      33,160            33,160             31,772           31,772
Separate Accounts                602,657           602,657            560,089          560,089

     Fair values of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                              2001                             2000
                                                  ----------------------------       -----------------------
                                                   CARRYING           FAIR           CARRYING         FAIR
(IN THOUSANDS)                                       VALUE            VALUE            VALUE          VALUE
                                                     -----            -----            -----          -----
Contractholder funds on investment contracts      $ 1,173,357      $ 1,155,665       $ 874,158     $ 850,767
Separate Accounts                                     602,657          602,657         560,089       560,089

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company utilizes financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes. Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures to manage its market risk related to forecasted investment purchases and sales. Futures used to reduce interest rate risk related to forecasted transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company did not hold a derivative position and did not pledge any securities as collateral at December 31, 2001.

     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments:


                                  CREDIT           FAIR        CARRYING VALUE  CARRYING VALUE
(IN THOUSANDS)                   EXPOSURE          VALUE          ASSETS       (LIABILITIES)
                                 --------          -----          ------        -----------
AT DECEMBER 31, 2001
--------------------
Financial futures contracts      $      -        $      -        $     -        $        -

AT DECEMBER 31, 2000
--------------------
Financial futures contracts      $      -        $    (32)       $     -        $      (54)


     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts.


     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                2001               2000
                                                                ----               ----
   (IN THOUSANDS)
   Immediate annuities:
     Structured settlement annuities                       $  1,234,918       $   1,147,530
     Other immediate annuities                                    5,079               4,449
   Traditional life                                              75,082              72,157
   Other                                                          2,737               2,213
                                                              ---------          ----------
     Total Reserve for life-contingent contract benefits   $  1,317,816       $   1,226,349
                                                              =========          ==========


     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 5.5% to 9.5% for structured settlement annuities;3.0% to 11.5% for immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $13.5 million and $26.5 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2001 and 2000, respectively.

     At December 31, Contractholder funds are as follows:

                                              2001                    2000
                                              ----                    ----
    (IN THOUSANDS)
    Interest-sensitive life              $     256,462         $      233,320
    Fixed annuities:
      Immediate annuities                      430,261                387,281
      Deferred annuities                       739,019                486,886
    Other investment contracts                   2,371                      8
                                            ----------             ----------
      Total contractholder funds         $   1,428,113         $    1,107,495
                                            ==========             ==========


     Contractholder funds activity for the year ended December 31,consists of the following:

    (IN THOUSANDS)                                               2001                   2000
                                                                 ----                   ----
    Balance, beginning of year                            $    1,107,495          $     839,159
       Deposits                                                  474,849                408,711
       Surrenders and withdrawals                                (92,039)               (69,778)
       Death benefits                                            (10,623)                (8,366)
       Interest credited to contractholders' funds                65,117                 52,499
       Transfers (to)/from Separate Accounts                     (88,986)               (80,109)
       Other adjustments                                         (27,700)               (34,621)
                                                                 -------              ---------
    Balance; end of year                                  $    1,428,113          $   1,107,495
                                                               =========              =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 6.3% for interest-sensitive life contracts; 3.2% to 9.8% for immediate annuities; 4.2% to 7.7% for deferred annuities and 2.0% to 5.7% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 1.2% of deferred annuities are subject to a market value adjustment.

7. DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2001 and 2000 are as follows:

                                                          2001                        2000
                                                          ----                        ----
    (IN THOUSANDS)
    Balance, beginning of year                       $   124,601                 $   106,932
    Acquisition costs deferred                            51,194                      39,047
    Amortization charged to income                        (7,187)                    (13,744)
    Effect of unrealized gains and losses                (11,993)                     (7,634)
                                                        --------                    --------
    Balance, end of year                             $   156,615                 $   124,601
                                                        ========                    ========

8. REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. (See Note 3 for discussion of reinsurance agreements with ALIC.)

     The effects of reinsurance on premiums written and earned for the year ended December 31, were as follows:

                                                             2001         2000         1999
                                                             ----         ----         ----
(IN THOUSANDS)
PREMIUMS AND CONTRACT CHARGES

Direct                                                    $ 150,163    $ 150,498    $ 105,580
Assumed - non-affiliate                                         640        1,194        1,047
Ceded
  Affiliate                                                  (4,617)      (4,621)      (3,408)
  Non-affiliate                                                (877)        (870)        (845)
                                                          ---------    ---------    ---------
     Premiums and contract charges, net of reinsurance    $ 145,309    $ 146,201    $ 102,374
                                                          =========    =========    =========

                                               2001         2000          1999
                                               ----         ----          ----
(IN THOUSANDS)
CONTRACT BENEFITS
Direct                                      $ 261,504    $ 234,053    $ 179,265
Assumed - non-affiliate                           170          (39)         168
Ceded
  Affiliate                                      (945)        (492)        (211)
  Non-affiliate                                (1,324)        (223)        (955)
                                            ---------    ---------    ---------
    Contract benefits, net of reinsurance   $ 259,405    $ 233,299    $ 178,267
                                            =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Included in reinsurance recoverables at December 31, 2001 and 2000 are the net amounts owed to ALIC of $345 thousand and $569 thousand, respectively.

9. COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

10. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                            2001         2000
                                            ----         ----
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                $  51,989    $  49,070
Discontinued operations                        366          366
Other postretirement benefits                  261          284
Other assets                                 1,046        1,150
                                         ---------    ---------

  Total deferred assets                     53,662       50,870

DEFERRED LIABILITIES
Deferred policy acquisition costs          (44,950)     (32,047)
Unrealized net capital gains               (64,074)     (63,669)
Difference in tax bases of investments      (6,980)      (5,952)
Prepaid commission expense                    (561)        (759)
Other liabilities                           (1,709)      (1,624)
                                         ---------    ---------

  Total deferred liabilities              (118,274)    (104,051)
                                         ---------    ---------

  Net deferred liability                 $ (64,612)   $ (53,181)
                                         =========    =========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                2001       2000      1999
                                ----       ----      ----
(IN THOUSANDS)
Current                      $  7,412   $ 12,901   $  8,650
Deferred                       11,105      2,715      5,990
                             --------   --------   --------
  Total income tax expense   $ 18,517   $ 15,616   $ 14,640
                             ========   ========   ========

     The Company paid income taxes of $13.1 million, $11.3 million and $12.5 million in 2001, 2000 and 1999, respectively. The Company had a current income tax liability of $6.0 million and $11.7 million at December 31, 2001 and 2000, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                               2001     2000     1999
                               ----     ----     ----
Statutory federal income tax   35.0%    35.0%    35.0%
State income tax expense        0.4      1.0      1.6
Other                          (1.2)    (2.4)    (1.1)
                               ----     ----     ----
Effective income tax           34.2%    33.6%    35.5%
                               ====     ====     ====

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11. STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                              NET INCOME                  SHAREHOLDER'S EQUITY
                                                  ----------------------------------     ----------------------
(IN THOUSANDS)                                       2001         2000         1999         2001          2000
                                                     ----         ----         ----         ----          ----
Balance per GAAP                                  $  35,412    $  30,915    $  26,566    $ 458,976    $ 422,811
Unrealized gain/loss on fixed income securities        --           --           --       (216,196)    (216,045)
Deferred policy acquisition costs                   (45,834)     (25,528)     (17,970)    (156,615)    (124,601)
Deferred income taxes                                 7,490        2,177        4,804       64,612       53,181
Employee benefits                                      (372)         (92)        (351)        (441)         343
Reserves and non-admitted assets                     15,060       18,551        6,549       94,412      127,057
Separate Accounts                                      --           --           --            474      (24,820)
Other                                                  (921)          65         (831)         (95)         233
                                                  ---------    ---------    ---------    ---------    ---------
Balance per statutory accounting practices        $  10,835    $  26,088    $  18,767    $ 245,127    $ 238,159
                                                  =========    =========    =========    =========    =========

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual -Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

     The State of New York chose not to adopt Statement of Statutory Accounting Principles No. 10, Income Taxes. If the State of New York did adopt Statement of Statutory Accounting Principles No. 10, Income Taxes, the Company would have reported an increase to surplus of $3.4 million for the year ended December 31, 2001.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $1.9 million effective January 1, 2001.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements Codification. As the NAIC announces changes and as they are approved by the New York Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year.. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the New York State Insurance Department is $8.7 million. In the twelve-month period beginning January 1, 2001, the Company did not pay any dividends.

RISK-BASED CAPITAL
     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above a level that would require regulatory action.

12. BENEFIT PLANS

PENSION PLANS
     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     AIC provides defined pension plans which cover most domestic full-time employees and certain employee agents. Pension benefits are based upon the employee's length of service and eligible annual compensation. AIC's pension plan funding policy is to make annual contributions in accordance with accepted actuarial cost methods. The benefit to the Company increased net income by $87 thousand, $62 thousand and $263 thousand for the pension plans in 2001, 2000 and 1999, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     AIC also provides certain health care and life insurance benefits for employees when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The cost to the Company reduced net income by $304 thousand, $80 thousand and $96 thousand for postretirement benefits other than pension plans in 2001, 2000 and 1999, respectively.

PROFIT SHARING PLAN
     Most domestic full-time and certain part-time employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Profit Sharing Plan"). Contributions are based on the Corporation's matching obligation and performance. The cost allocated to the Company for this benefit was $374 thousand, $198 thousand and $176 thousand in 2001, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

13. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                 2001                         2000                             1999
                                      --------------------------  ------------------------------  ------------------------------
                                                        AFTER-                          AFTER-                          AFTER-
(IN THOUSANDS)                        PRETAX    TAX      TAX      PRETAX       TAX       TAX       PRETAX      TAX       TAX
                                      ------    ---      ---      ------       ---       ---       ------      ---       ---
UNREALIZED CAPITAL GAINS
AND LOSSES AND NET LOSSES ON
DERIVATIVE FINANCIAL INSTRUMENTS
  Unrealized holding
    gains (losses) arising
    during the period                 $ 1,457  $ (510) $     947 $ 129,754  $ (45,414) $  84,340  $ (83,241) $  29,134 $ (54,107)
  Less: reclassification
    adjustments                           299    (105)       194    (5,643)     1,975     (3,668)    (2,207)       772    (1,435)
                                      -------  ------  --------- ---------  ---------  ---------  ---------  --------- ---------
Unrealized net capital
  gains (losses)                        1,158    (405)       753   135,397    (47,389)    88,008    (81,034)    28,362   (52,672)
                                      -------  ------  --------- ---------  ---------  ---------  ---------  --------- ---------
  Net losses on derivative
 financial instruments arising
 during the period                        (51)     18        (33)        -          -          -          -          -         -
  Less: reclassification
  Adjustments for
  derivative financial                    (51)     18        (33)        -          -          -          -          -         -
  instruments                         -------   -----  --------- ---------  ---------  ---------  ---------  --------- ---------
Net losses on derivative
financial instruments                       -       -          -         -          -          -          -          -         -
                                      -------   -----  --------- ---------  ---------  ---------  ---------  --------- ---------
Other comprehensive
 income (loss)                        $ 1,158  $ (405) $     753 $ 135,397  $ (47,389) $  88,008  $ (81,034) $  28,362 $ (52,672)
                                      =======  ======  ========= =========  =========  =========  =========  ========= =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                 (IN THOUSANDS)


                                                    GROSS                           NET
YEAR ENDED DECEMBER 31, 2001                       AMOUNT           CEDED          AMOUNT
----------------------------                       ------           -----          ------
Life insurance in force                         $  17,584,475   $   2,189,352   $  15,395,123
                                                =============   =============   =============
Premiums and contract charges:
     Life and annuities                         $     141,420   $       4,606   $     136,814
     Accident and health                                9,383             888           8,495
                                                -------------   -------------   -------------
                                                $     150,803   $       5,494   $     145,309
                                                =============   =============   =============

                                                    GROSS                            NET
YEAR ENDED DECEMBER 31, 2000                       AMOUNT           CEDED          AMOUNT
----------------------------                       ------           -----          ------

Life insurance in force                         $  15,916,421   $   1,592,962   $  14,323,459
                                                =============   =============   =============
Premiums and contract charges:
     Life and annuities                         $     143,550   $       4,706   $     138,844
     Accident and health                                8,142             785           7,357
                                                -------------   -------------   -------------
                                                $     151,692   $       5,491   $     146,201
                                                =============   =============   =============

                                                    GROSS                           NET
YEAR ENDED DECEMBER 31, 1999                       AMOUNT           CEDED          AMOUNT
----------------------------                       ------           -----          ------

Life insurance in force                         $  14,140,049   $   1,066,993   $  13,073,056
                                                =============   =============   =============
Premiums and contract charges:
     Life and annuities                         $      99,760   $       3,397   $      96,363
     Accident and health                                6,867             856           6,011
                                                -------------   -------------   -------------
                                                $     106,627   $       4,253   $     102,374
                                                =============   =============   =============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                             BALANCE AT      CHARGED TO                      BALANCE AT
                                             BEGINNING       COSTS AND                         END OF
                                             OF PERIOD        EXPENSES       DEDUCTIONS        PERIOD
                                             ---------        --------       ----------        ------
YEAR ENDED DECEMBER 31, 2001
----------------------------

Allowance for estimated losses
  on mortgage loans                          $      119      $        -      $      119      $        -
                                             ==========      ==========      ==========      ==========

YEAR ENDED DECEMBER 31, 2000
----------------------------

Allowance for estimated losses
  on mortgage loans                          $      600      $        -      $      481      $      119
                                             ==========      ==========      ==========      ==========
YEAR ENDED DECEMBER 31, 1999
----------------------------

Allowance for estimated losses
  on mortgage loans                          $      600      $        -       $       -      $      600
                                             ==========      ==========       =========      ==========

                                        ----------------------------------------
                                        ALLSTATE LIFE OF NEW YORK SEPARATE
                                        ACCOUNT A

                                        FINANCIAL STATEMENTS AS OF DECEMBER 31,
                                        2001 AND FOR THE PERIODS ENDED DECEMBER
                                        31, 2001 AND DECEMBER 31, 2000, AND
                                        INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V.I.                                                                AIM V.I.
                                               Aggressive         AIM V.I.          AIM V.I.          AIM V.I.          Capital
                                                 Growth           Balanced        Basic Value (a)    Blue Chip        Appreciation
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total assets                             $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                            $   4,034,438     $   7,167,022     $     700,428     $   6,705,572     $  10,003,902
Contracts in payout (annuitization) period                -             9,780                 -             7,868             2,334
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total net assets                         $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                               373,214           661,456            68,334     $     944,225           460,692
                                             ===============   ===============   ===============   ===============   ===============

     Cost                                     $   5,363,629     $   7,832,112     $     664,336     $   8,035,062     $  12,802,854
                                             ===============   ===============   ===============   ===============   ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              --------------------------------------------------------------------------------------

                                                AIM V.I.                            AIM V.I.          AIM V.I.          AIM V.I.
                                                 Capital        AIM V.I. Dent      Diversified         Global          Government
                                               Development       Demographics        Income           Utilities        Securities
                                              --------------    ---------------   --------------    --------------   ---------------
ASSETS
Investments at fair value                      $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              --------------    ---------------   --------------    --------------   ---------------

     Total assets                              $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              ==============    ===============   ==============    ==============   ===============

NET ASSETS
Accumulation units                             $  1,094,122      $   2,019,260     $  3,344,497      $  2,128,907     $   5,221,367
Contracts in payout (annuitization) period            3,417                  -           14,431                 -                 -
                                              --------------    ---------------   --------------    --------------   ---------------

     Total net assets                          $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              ==============    ===============   ==============    ==============   ===============

FUND SHARE INFORMATION
     Number of shares                                91,921            361,227          367,900           157,115           452,851
                                              ==============    ===============   ==============    ==============   ===============

     Cost                                      $  1,177,473      $   2,952,623     $  3,778,700      $  2,993,888     $   5,208,075
                                              ==============    ===============   ==============    ==============   ===============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                       AIM V.I.         AIM V.I.
                                                               AIM V.I. Growth    AIM V.I. High     International       Mid Cap
                                             AIM V.I. Growth      and Income          Yield             Equity         Equity (a)
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total assets                             $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                            $   7,678,261     $  14,779,511     $     791,236     $   4,449,167     $     119,165
Contracts in payout (annuitization) period           58,104            68,369                 -                 -                 -
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total net assets                         $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                               472,594           735,044           149,009           298,402            11,116
                                             ===============   ===============   ===============   ===============   ===============

     Cost                                     $  11,824,231     $  18,002,096     $     967,874     $   6,168,043     $     113,961
                                             ===============   ===============   ===============   ===============   ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Delaware Group Premium
                                                 AIM Variable Insurance Funds Sub-Accounts             Fund, Inc. Sub-Accounts
                                             ---------------------------------------------------   ---------------------------------

                                               AIM V.I.                                               Delaware
                                                 Money          AIM V.I. New                          GP Small          Delaware
                                                Market         Technology (b)    AIM V.I. Value      Cap Value          GP Trend
                                             --------------    --------------    ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total assets                             $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             ==============    ==============    ===============   ===============   ===============

NET ASSETS
Accumulation units                            $  5,165,997      $  1,617,056      $  24,295,273     $     582,701     $     187,311
Contracts in payout (annuitization)
period                                                   -                 -             55,517                 -                 -
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total net assets                         $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             ==============    ==============    ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                            5,165,997           384,099          1,042,860            29,836             7,424
                                             ==============    ==============    ===============   ===============   ===============

     Cost                                     $  5,165,997      $  4,331,843      $  28,808,708     $     536,303     $     198,022
                                             ==============    ==============    ===============   ===============   ===============

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Dreyfus Socially     Dreyfus
                                                Dreyfus Variable    Responsible         Stock
                                                 Investment Fund  Growth Fund, Inc.   Index Fund      Fidelity Variable Insurance
                                                  Sub-Account       Sub-Account      Sub-Account       Products Fund Sub-Accounts
                                                ----------------  ----------------   -------------   -------------------------------

                                                                  Dreyfus Socially     Dreyfus
                                                  VIF Capital       Responsible         Stock             VIP          VIP Equity-
                                                 Appreciation         Growth          Index Fund      Contrafund         Income
                                                ----------------  ----------------   -------------   --------------   --------------
ASSETS
Investments at fair value                         $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 --------------    --------------    -------------   --------------   --------------

     Total assets                                 $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 ==============    ==============    =============   ==============   ==============

NET ASSETS
Accumulation units                                $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
Contracts in payout (annuitization) period                   -                 -                -                -                -
                                                 --------------    --------------    -------------   --------------   --------------

     Total net assets                             $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 ==============    ==============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                             $      7,100      $      8,737           51,502           36,247           43,855
                                                 ==============    ==============    =============   ==============   ==============

     Cost                                         $    261,690      $    282,508      $ 1,605,203     $    763,460     $  1,017,326
                                                 ==============    ==============    =============   ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                                            VIP
                                                                    VIP Growth         VIP High            VIP          Investment
                                                   VIP Growth      Opportunities        Income        Index 500 (c)     Grade Bond
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   44,034           12,228           23,494             4,076           23,031
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,579,003     $    196,980      $   154,822      $    547,108     $    289,759
                                                 ==============   ==============    =============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                     Fidelity
                                                     Variable
                                                   Insurance       Franklin Templeton Variable
                                                 Products Fund          Insurance Products              HSBC Variable Insurance
                                                  Sub-Accounts          Trust Sub-Accounts                 Funds Sub-Accounts
                                                 --------------   -------------------------------    -------------------------------

                                                                    Templeton        Templeton
                                                                      Asset         International    HSBC VI Cash     HSBC VI Fixed
                                                 VIP Overseas       Strategy         Securities       Management         Income
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   28,087            8,397           33,453         1,084,968           53,291
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $    435,805     $    138,594      $   462,453      $  1,084,968     $    542,164
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                  HSBC Variable
                                                 Insurance Funds
                                                   Sub-Accounts              MFS Variable Insurance Trust Sub-Accounts
                                                 ---------------  ------------------------------------------------------------------

                                                    HSBC VI
                                                    Growth                            MFS High       MFS Investors       MFS New
                                                   & Income       MFS Bond (c)         Income          Trust (d)        Discovery
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  179,584           17,684           10,425            12,997           10,574
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,689,568     $    197,515      $    98,839      $    230,944     $    155,254
                                                 ==============   ==============    =============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                   Oppenheimer                       Oppenheimer       Oppenheimer      Oppenheimer
                                                   Aggressive       Oppenheimer        Capital           Global            High
                                                     Growth          Bond (c)       Appreciation       Securities       Income (c)
                                                 --------------   --------------   --------------    --------------   --------------
ASSETS
Investments at fair value                         $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 --------------   --------------   --------------    --------------   --------------

     Total assets                                 $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 ==============   ==============   ==============    ==============   ==============

NET ASSETS
Accumulation units                                $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
Contracts in payout (annuitization) period                                    -                -                 -                -
                                                 --------------   --------------   --------------    --------------   --------------

     Total net assets                             $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 ==============   ==============   ==============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   20,943           24,965           22,778            15,040           26,276
                                                 ==============   ==============   ==============    ==============   ==============

     Cost                                         $  1,017,087     $    281,341     $    856,892      $    348,699     $    223,880
                                                 ==============   ==============   ==============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                                 Oppenheimer Variable Account Funds Sub-Accounts           Trust Sub-Accounts
                                                 ------------------------------------------------    -------------------------------
                                                  Oppenheimer      Oppenheimer
                                                  Main Street      Main Street      Oppenheimer       VT American
                                                   Growth &         Small Cap        Strategic        Government         VT Asia
                                                    Income         Growth (e)           Bond            Income           Pacific
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   74,984           17,400          222,742           417,663           30,091
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,519,000     $    183,170      $ 1,026,112      $  4,720,487     $    296,678
                                                 ==============   ==============    =============    ==============   ==============

(e)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                       VT           VT The George      VT Global
                                                  VT Capital       Diversified      Putnam Fund          Asset          VT Global
                                                 Appreciation        Income          of Boston        Allocation         Growth
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    593,070     $  6,989,969      $ 8,115,855      $  1,826,389     $  7,100,952
Contracts in payout (annuitization) period                   -           21,892           16,116                 -           26,197
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   76,035          801,355          760,708           136,501          768,840
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $    612,765     $  7,194,338      $ 7,968,596      $  2,003,648     $ 11,807,617
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                   VT Growth        VT Growth        VT Health          VT High
                                                  and Income      Opportunities       Sciences           Yield          VT Income
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 38,552,461     $  3,472,565      $ 7,599,774      $  3,773,186     $ 11,143,917
Contracts in payout (annuitization) period              31,383            5,450                -            33,377           22,709
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION

     Number of shares                                1,646,068          657,470          649,553           472,865          886,240
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 40,002,339     $  5,601,168      $ 8,276,201      $  4,074,731     $ 11,027,030
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                  VT International  VT International
                                                 VT International    Growth and            New                           VT Money
                                                      Growth           Income         Opportunities   VT Investors        Market
                                                 ---------------- ----------------  ---------------- --------------   --------------
ASSETS
Investments at fair value                         $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 10,226,844     $  2,222,169      $ 2,446,511      $ 18,218,477     $ 10,742,922
Contracts in payout (annuitization) period              33,382            2,999            2,036            18,368          112,500
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  830,115          228,691          251,133         1,969,422       10,855,422
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 13,598,062     $  2,736,311      $ 4,232,789      $ 24,576,103     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      VT OTC &
                                                    VT New           VT New           Emerging                        VT Small Cap
                                                 Opportunities        Value            Growth         VT Research         Value
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 14,866,793     $  4,684,734      $ 3,030,684      $  6,746,318     $  5,124,221
Contracts in payout (annuitization) period              24,600           22,428           16,831             2,857           25,909
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  899,782          350,757          508,767           616,926          342,657
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 26,658,822     $  4,588,831      $ 6,969,043      $  8,067,203     $  4,515,193
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                  VT Utilities
                                                                     Growth
                                                 VT Technology     and Income         VT Vista        VT Voyager      VT Voyager II
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    879,775     $  4,296,411      $ 7,385,541      $ 24,984,380     $    544,402
Contracts in payout (annuitization) period                   -           20,944            2,169            22,190                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  207,494          334,161          651,474           875,580          109,538
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,217,750     $  5,232,062      $11,388,340      $ 38,970,420     $    612,761
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                    Capital            Global            Growth
                                               Balanced            Bond              Growth          Discovery         and Income
                                             --------------    --------------    ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total assets                             $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             ==============    ==============    ===============   ===============   ===============

NET ASSETS
Accumulation units                            $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
Contracts in payout (annuitization) period               -                 -                  -                 -                 -
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total net assets                         $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             ==============    ==============    ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                                  268             1,134                 94               175               791
                                             ==============    ==============    ===============   ===============   ===============

     Cost                                     $      3,181      $      7,758      $       1,581     $       1,591     $       7,699
                                             ==============    ==============    ===============   ===============   ===============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Scudder Variable
                                                    Scudder Variable               Series II               Van Kampen Life
                                                 Series I Sub-Accounts            Sub-Account       Investment Trust Sub-Accounts
                                            ---------------------------------   ----------------   ---------------------------------

                                                               21st Century                             LIT           LIT Domestic
                                            International         Growth          Growth (f)          Comstock         Income (c)
                                            ---------------   ---------------    --------------    ---------------   ---------------
ASSETS
Investments at fair value                    $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ---------------   ---------------    --------------    ---------------   ---------------

     Total assets                            $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ===============   ===============    ==============    ===============   ===============

NET ASSETS
Accumulation units                           $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
Contracts in payout (annuitization) period               -                 -                 -                  -                 -
                                            ---------------   ---------------    --------------    ---------------   ---------------

     Total net assets                        $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ===============   ===============    ==============    ===============   ===============

FUND SHARE INFORMATION
     Number of shares                                  560               802               158             37,873            10,124
                                            ===============   ===============    ==============    ===============   ===============

     Cost                                    $       6,701     $       6,349      $      3,619      $     454,959     $      80,633
                                            ===============   ===============    ==============    ===============   ===============

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                     Van Kampen Life
                                              Investment Trust Sub-Accounts           Wells Fargo Variable Trust Sub-Accounts
                                            ---------------------------------   ----------------------------------------------------

                                                                                  Wells Fargo       Wells Fargo
                                             LIT Emerging        LIT Money          VT Asset         VT Equity        Wells Fargo
                                                Growth           Market (c)        Allocation         Income           VT Growth
                                            --------------    ---------------   ---------------    --------------    ---------------
ASSETS
Investments at fair value                    $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            --------------    ---------------   ---------------    --------------    ---------------

     Total assets                            $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            ==============    ===============   ===============    ==============    ===============

NET ASSETS
Accumulation units                           $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
Contracts in payout (annuitization) period              -                  -                 -                 -                  -
                                            --------------    ---------------   ---------------    --------------    ---------------

     Total net assets                        $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            ==============    ===============   ===============    ==============    ===============

FUND SHARE INFORMATION
     Number of shares                              11,645          1,343,622             9,721             5,314              2,509
                                            ==============    ===============   ===============    ==============    ===============

     Cost                                    $    387,794      $   1,343,622     $     123,674      $     87,983      $      42,715
                                            ==============    ===============   ===============    ==============    ===============

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

-----------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                   AIM V.I.                                                        AIM V.I.
                                                  Aggressive       AIM V.I.        AIM V.I.        AIM V.I.        Capital
                                                    Growth         Balanced     Basic Value (a)   Blue Chip      Appreciation
                                                --------------- --------------- -------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         -     $    119,847    $       742    $         923    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (42,910)        (54,865)        (1,107)         (57,395)       (129,991)
     Administrative expense                            (3,814)         (4,910)          (102)          (5,238)        (10,323)
                                                --------------- --------------- -------------- ---------------- ---------------

        Net investment income (loss)                  (46,724)         60,072           (467)         (61,710)       (140,314)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              744,676         662,943          3,265          732,769       1,410,651
     Cost of investments sold                         996,710         728,657          3,129          901,162       1,683,738
                                                --------------- --------------- -------------- ---------------- ---------------

        Realized gains (losses) on fund shares       (252,034)        (65,714)           136         (168,393)       (273,087)

Realized gain distributions                                 -               -              -                -         803,201
                                                --------------- --------------- -------------- ---------------- ---------------

        Net realized gains (losses)                  (252,034)        (65,714)           136         (168,393)        530,114

Change in unrealized gains (losses)                  (884,098)       (533,781)        36,092         (982,769)     (3,450,358)
                                                --------------- --------------- -------------- ---------------- ---------------

        Net realized and unrealized gains
            (losses) on investments                (1,136,132)       (599,495)        36,228       (1,151,162)     (2,920,244)
                                                --------------- --------------- -------------- ---------------- ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $ (1,182,856)   $   (539,423)   $    35,761    $  (1,212,872)   $ (3,060,558)
                                                =============== =============== ============== ================ ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                --------------------------------------------------------------------------

                                                   AIM V.I.                      AIM V.I.                      AIM V.I.
                                                   Capital      AIM V.I. Dent  Diversified  AIM V.I. Global   Government
                                                 Development    Demographics     Income        Utilities      Securities
                                                -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         -    $        -     $   229,113    $    30,232    $   145,399
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                      (11,162)      (20,998)        (38,775)       (27,082)       (37,468)
     Administrative expense                           (1,020)       (1,895)         (3,017)        (2,240)        (3,148)
                                                -------------- -------------- -------------- -------------- --------------

        Net investment income (loss)                 (12,182)      (22,893)        187,321            910        104,783

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             209,206       264,357         620,807        351,913        373,119
     Cost of investments sold                        230,814       433,821         665,768        400,981        360,368
                                                -------------- -------------- -------------- -------------- --------------

        Realized gains (losses) on fund shares       (21,608)     (169,464)        (44,961)       (49,068)        12,751

Realized gain distributions                                -             -               -        197,701              -
                                                -------------- -------------- -------------- -------------- --------------

        Net realized gains (losses)                  (21,608)     (169,464)        (44,961)       148,633         12,751

Change in unrealized gains (losses)                  (66,005)     (559,190)        (82,667)      (919,376)        12,089
                                                -------------- -------------- -------------- -------------- --------------

        Net realized and unrealized gains
            (losses) on investments                  (87,613)     (728,654)       (127,628)      (770,743)        24,840
                                                -------------- -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (99,795)   $ (751,547)    $    59,693    $  (769,833)   $   129,623
                                                ============== ============== ============== ============== ==============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                ------------------------------------------------------------------------------------

                                                                                                       AIM V.I.        AIM V.I.
                                                                 AIM V.I. Growth   AIM V.I. High    International       Mid Cap
                                                AIM V.I. Growth    and Income         Yield             Equity         Equity (a)
                                                ---------------- ----------------  --------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      18,527    $       7,321     $     93,984    $      15,119    $         163
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (109,355)        (199,219)          (6,062)         (60,453)            (173)
     Administrative expense                             (8,688)         (15,670)            (540)          (4,819)             (15)
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net investment income (loss)                   (99,516)        (207,568)          87,382          (50,153)             (25)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             1,531,809        2,203,567          140,593          909,523              682
     Cost of investments sold                        2,281,504        2,612,741          161,116        1,183,977              657
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Realized gains (losses) on fund shares        (749,695)        (409,174)         (20,523)        (274,454)              25

Realized gain distributions                                  -                -                -          118,228                -
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net realized gains (losses)                   (749,695)        (409,174)         (20,523)        (156,226)              25

Change in unrealized gains (losses)                 (3,155,400)      (3,845,601)        (106,627)      (1,207,639)           5,204
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net realized and unrealized gains
            (losses) on investments                 (3,905,095)      (4,254,775)        (127,150)      (1,363,865)           5,229
                                                ---------------- ----------------  --------------- ---------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (4,004,611)   $  (4,462,343)    $    (39,768)   $  (1,414,018)   $       5,204
                                                ================ ================  =============== ================ ================

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Delaware Group Premium
                                                    AIM Variable Insurance Funds Sub-Accounts           Fund, Inc. Sub-Accounts
                                               --------------------------------------------------   ------------------------------

                                                                                                      Delaware
                                                 AIM V.I. Money   AIM V.I. New                        GP Small          Delaware
                                                     Market       Technology(b)    AIM V.I. Value     Cap Value         GP Trend
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $   110,175     $     34,531     $     32,368     $      1,820     $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (42,171)         (16,845)        (310,461)          (3,535)          (1,506)
     Administrative expense                            (3,509)          (1,522)         (24,556)            (306)            (130)
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                   64,495           16,164         (302,649)          (2,021)          (1,636)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                            1,608,368          228,296        3,306,275           24,314           17,465
     Cost of investments sold                       1,608,368          570,407        3,823,950           22,833           23,454
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares              -         (342,111)        (517,675)           1,481           (5,989)

Realized gain distributions                                 -          866,144          491,329                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                         -          524,033          (26,346)           1,481           (5,989)

Change in unrealized gains (losses)                         -       (1,585,393)      (3,362,318)          38,503           (3,762)
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                         -       (1,061,360)      (3,388,664)          39,984           (9,751)
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $    64,495     $ (1,045,196)    $ (3,691,313)    $     37,963     $    (11,387)
                                                 =============    =============    =============    =============    =============

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                               Dreyfus Socially
                                                Dreyfus Variable  Responsible   Dreyfus Stock
                                                Investment Fund Growth Fund, Inc. Index Fund      Fidelity Variable Insurance
                                                  Sub-Account     Sub-Account     Sub-Account     Products Fund Sub-Accounts
                                                 ------------    ------------    ------------    ----------------------------

                                                               Dreyfus Socially
                                                 VIF Capital      Responsible    Dreyfus Stock                    VIP Equity-
                                                 Appreciation       Growth        Index Fund    VIP Contrafund      Income
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      1,985    $        149    $     11,030    $      1,383    $      1,217
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (1,663)         (2,129)         (9,174)         (4,748)         (5,169)
     Administrative expense                              (144)           (184)           (794)           (411)           (447)
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                      178          (2,164)          1,062          (3,776)         (4,399)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                1,436          12,206          67,428          45,871          24,146
     Cost of investments sold                           1,538          15,150          72,130          51,797          25,862
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares           (102)         (2,944)         (4,702)         (5,926)         (1,716)


Realized gain distributions                                 -               -           7,732           4,880           3,420
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                      (102)         (2,944)          3,030          (1,046)          1,704

Change in unrealized gains (losses)                   (12,676)        (41,153)        (74,758)        (29,597)        (20,333)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (12,778)        (44,097)        (71,728)        (30,643)        (18,629)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (12,600)   $    (46,261)   $    (70,666)   $    (34,419)   $    (23,028)
                                                 ============    ============    ============    ============    ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 -----------------------------------------------------------------------

                                                                VIP Growth       VIP High        VIP       VIP Investment
                                                 VIP Growth    Opportunities      Income     Index 500 (c)   Grade Bond
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $       251    $       150    $        34    $       182    $        82
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (8,078)        (1,238)          (597)        (2,424)        (1,382)
     Administrative expense                             (699)          (107)           (51)          (210)          (120)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                  (8,526)        (1,195)          (614)        (2,452)        (1,420)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              23,224         23,720          6,190         25,835          5,085
     Cost of investments sold                         27,172         26,567          6,692         26,898          4,966
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares        (3,948)        (2,847)          (502)        (1,063)           119

Realized gain distributions                           23,608              -              -              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                   19,660         (2,847)          (502)        (1,063)           119

Change in unrealized gains (losses)                  (91,779)        (8,056)        (4,227)       (16,883)         7,805
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                  (72,119)       (10,903)        (4,729)       (17,946)         7,924
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (80,645)   $   (12,098)   $    (5,343)   $   (20,398)   $     6,504
                                                 ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance     Franklin Templeton Variable
                                                Products Fund        Insurance Products         HSBC Variable Insurance
                                                Sub-Accounts        Trust Sub-Accounts            Funds Sub-Accounts
                                               ---------------  --------------------------    --------------------------

                                                                 Templeton     Templeton
                                                                   Asset      International  HSBC VI Cash    HSBC VI Fixed
                                                 VIP Overseas    Strategy      Securities     Management        Income
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     2,819    $       450    $     5,292    $    15,176    $     7,440
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (2,147)          (722)        (2,501)        (8,167)        (2,858)
     Administrative expense                             (186)           (63)          (216)          (706)          (247)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                     486           (335)         2,575          6,303          4,335

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               5,147          2,521          9,059        369,078         10,632
     Cost of investments sold                          6,038          2,704          9,737        369,078         10,678
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares          (891)          (183)          (678)             -            (46)

Realized gain distributions                            4,455          3,220         41,620              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                    3,564          3,037         40,942              -            (46)

Change in unrealized gains (losses)                  (43,271)        (9,413)       (71,378)             -         (2,864)
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                  (39,707)        (6,376)       (30,436)             -         (2,910)
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (39,221)   $    (6,711)   $   (27,861)   $     6,303    $     1,425
                                                 ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                HSBC Variable
                                               Insurance Funds
                                                 Sub-Accounts          MFS Variable Insurance Trust Sub-Accounts
                                               ---------------  --------------------------------------------------------

                                                  HSBC VI
                                                   Growth                       MFS High     MFS Investors     MFS New
                                                  & Income      MFS Bond (c)     Income        Trust (d)      Discovery
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     4,248    $       924    $       872    $        55    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                      (12,730)        (1,109)          (650)        (1,227)        (1,105)
     Administrative expense                           (1,101)           (96)           (56)          (106)           (96)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                  (9,583)          (281)           166         (1,278)        (1,201)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              34,099         63,581         18,469         34,674         12,528
     Cost of investments sold                         36,717         63,216         18,985         35,637         14,715
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares        (2,618)           365           (516)          (963)        (2,187)

Realized gain distributions                                -              -              -            282          2,105
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                   (2,618)           365           (516)          (681)           (82)

Change in unrealized gains (losses)                 (169,501)         6,210         (2,722)        (8,313)         1,200
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                 (172,119)         6,575         (3,238)        (8,994)         1,118
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (181,702)   $     6,294    $    (3,072)   $   (10,272)   $       (83)
                                                 ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                 Oppenheimer                     Oppenheimer     Oppenheimer     Oppenheimer
                                                  Aggressive     Oppenheimer       Capital          Global           High
                                                    Growth         Bond (c)      Appreciation     Securities      Income (c)
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      2,553    $      3,789    $        150    $         51    $         14
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (5,625)         (1,406)         (4,314)         (1,871)           (997)
     Administrative expense                              (487)           (122)           (373)           (162)            (86)
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (3,559)          2,261          (4,537)         (1,982)         (1,069)


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               12,083          59,533          41,853          16,854           1,576
     Cost of investments sold                          16,046          59,059          50,867          19,417           1,576
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares         (3,963)            474          (9,014)         (2,563)              -

Realized gain distributions                            39,838               -           2,244             945               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                    35,875             474          (6,770)         (1,618)              -

Change in unrealized gains (losses)                  (149,039)         (1,486)        (23,660)         (5,176)            516
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                  (113,164)         (1,012)        (30,430)         (6,794)            516
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (116,723)   $      1,249    $    (34,967)   $     (8,776)   $       (553)
                                                 ============    ============    ============    ============    ============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Putnam Variable
                                                Oppenheimer Variable Account Funds Sub-Accounts       Trust Sub-Accounts
                                                 --------------------------------------------    ----------------------------
                                                  Oppenheimer    Oppenheimer
                                                  Main Street    Main Street      Oppenheimer    VT American
                                                   Growth &       Small Cap       Strategic       Government        VT Asia
                                                    Income        Growth (e)         Bond           Income          Pacific
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      3,268    $          -    $     12,691    $          -    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (10,747)           (965)         (6,317)        (30,283)         (2,518)
     Administrative expense                              (930)            (83)           (546)              -               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (8,409)         (1,048)          5,828         (30,283)         (2,518)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              112,399          13,984          25,477         310,551          81,232
     Cost of investments sold                         124,695          13,972          26,215         301,051         146,347
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares        (12,296)             12            (738)          9,500         (65,115)

Realized gain distributions                                 -               -           9,092             194          57,316
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                   (12,296)             12           8,354           9,694          (7,799)

Change in unrealized gains (losses)                   (72,384)          9,177           2,747         115,333         (52,835)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (84,680)          9,189          11,101         125,027         (60,634)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (93,089)   $      8,141    $     16,929    $     94,744    $    (63,152)
                                                 ============    ============    ============    ============    ============

(e)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                                      VT        VT The George     VT Global
                                                  VT Capital      Diversified    Putnam Fund        Asset          VT Global
                                                 Appreciation       Income        of Boston       Allocation        Growth
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -    $    311,453    $    105,900    $      9,505    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (4,030)        (67,047)        (65,175)        (16,640)        (79,151)
     Administrative expense                                 -               -               -               -               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (4,030)        244,406          40,725          (7,135)        (79,151)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               41,404         277,919         441,386         234,449         519,407
     Cost of investments sold                          41,406         288,111         433,503         262,373         917,092
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares             (2)        (10,192)          7,883         (27,924)       (397,685)

Realized gain distributions                                 -               -               -          97,712       1,437,372
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                        (2)        (10,192)          7,883          69,788       1,039,687

Change in unrealized gains (losses)                   (20,871)       (164,037)        (64,842)       (160,820)     (3,218,965)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (20,873)       (174,229)        (56,959)        (91,032)     (2,179,278)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (24,903)   $     70,177    $    (16,234)   $    (98,167)   $ (2,258,429)
                                                 ============    ============    ============    ============    ============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                  VT Growth         VT Growth        VT Health         VT High
                                                  and Income      Opportunities       Sciences          Yield          VT Income
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     389,079    $           -    $           -    $     256,231    $     267,406
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (372,503)         (43,926)         (75,160)         (31,439)         (78,270)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                    16,576          (43,926)         (75,160)         224,792          189,136

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               804,756          497,866          565,138          192,341          407,249
     Cost of investments sold                          866,680          803,983          616,546          214,531          396,325
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares         (61,924)        (306,117)         (51,408)         (22,190)          10,924

Realized gain distributions                            286,847                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                    224,923         (306,117)         (51,408)         (22,190)          10,924

Change in unrealized gains (losses)                 (2,529,260)      (1,076,038)      (1,024,049)        (189,598)          55,819
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (2,304,337)      (1,382,155)      (1,075,457)        (211,788)          66,743
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (2,287,761)   $  (1,426,081)   $  (1,150,617)   $      13,004    $     255,879
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                VT International VT International
                                                VT International   Growth and          New                              VT Money
                                                    Growth           Income        Opportunities    VT Investors         Market
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      23,427    $      17,889    $           -    $           -    $     240,647
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (116,939)         (24,451)         (33,794)        (203,907)         (92,304)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                   (93,512)          (6,562)         (33,794)        (203,907)         148,343

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               643,282          343,555          496,433          758,033        3,909,030
     Cost of investments sold                          891,678          404,922          879,805        1,088,700        3,909,030
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (248,396)         (61,367)        (383,372)        (330,667)               -

Realized gain distributions                            955,064          107,787                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                    706,668           46,420         (383,372)        (330,667)               -

Change in unrealized gains (losses)                 (2,812,178)        (505,177)        (578,196)      (4,131,863)               -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (2,105,510)        (458,757)        (961,568)      (4,462,530)               -
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (2,199,022)   $    (465,319)   $    (995,362)   $  (4,666,437)   $     148,343
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                     VT OTC &
                                                    VT New           VT New          Emerging                         VT Small Cap
                                                 Opportunities        Value           Growth         VT Research         Value
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           -    $      14,361    $           -    $      13,345    $         168
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (175,753)         (31,507)         (38,726)         (66,352)         (40,742)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                  (175,753)         (17,146)         (38,726)         (53,007)         (40,574)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               873,991          226,205          326,092          317,718          605,876
     Cost of investments sold                        1,666,290          234,425          781,240          378,539          584,901
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (792,299)          (8,220)        (455,148)         (60,821)          20,975

Realized gain distributions                          2,426,684           41,315                -          220,533           11,276
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                  1,634,385           33,095         (455,148)         159,712           32,251

Change in unrealized gains (losses)                 (6,719,016)          20,108       (1,479,065)      (1,163,206)         478,615
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (5,084,631)          53,203       (1,934,213)      (1,003,494)         510,866
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (5,260,384)   $      36,057    $  (1,972,939)   $  (1,056,501)   $     470,292
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                           Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                  VT Utilities
                                                                     Growth
                                                 VT Technology      and Income       VT Vista        VT Voyager      VT Voyager II
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           -    $      86,682    $           -    $     255,557    $           -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                         (8,685)         (44,562)         (84,194)        (287,424)          (3,545)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                    (8,685)          42,120          (84,194)         (31,867)          (3,545)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               302,860          320,025          591,980        1,003,672           39,576
     Cost of investments sold                          464,679          354,763          936,673        1,566,924           58,513
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (161,819)         (34,738)        (344,693)        (563,252)         (18,937)

Realized gain distributions                                  -          150,238          715,464        4,619,334                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                   (161,819)         115,500          370,771        4,056,082          (18,937)

Change in unrealized gains (losses)                   (126,280)      (1,086,042)      (3,048,984)     (10,025,495)         (58,150)
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                   (288,099)        (970,542)      (2,678,213)      (5,969,413)         (77,087)
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (296,784)   $    (928,422)   $  (2,762,407)   $  (6,001,280)   $     (80,632)
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

---------------------------------------------------------------------------------------------------------

                                                            Scudder Variable Series I Sub-Accounts
                                                 --------------------------------------------------------

                                                                         Capital      Global      Growth
                                                 Balanced      Bond      Growth      Discovery  and Income
                                                 --------    --------    --------    --------    --------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      -    $    173    $      -    $      -    $     50
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (6)        (24)         (3)         (3)        (22)
     Administrative expense                            (4)        (18)         (2)         (2)        (15)
                                                 --------    --------    --------    --------    --------

        Net investment income (loss)                  (10)        131          (5)         (5)         13

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                9          38           4           4          33
     Cost of investments sold                          10          38           5           5          39
                                                 --------    --------    --------    --------    --------

        Realized gains (losses) on fund shares         (1)          -          (1)         (1)         (6)

Realized gain distributions                             -           -           -           -          93
                                                 --------    --------    --------    --------    --------

        Net realized gains (losses)                    (1)          -          (1)         (1)         87

Change in unrealized gains (losses)                   (26)         66         (40)        (71)       (657)
                                                 --------    --------    --------    --------    --------

        Net realized and unrealized gains
            (losses) on investments                   (27)         66         (41)        (72)       (570)
                                                 --------    --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (37)   $    197    $    (46)   $    (77)   $   (557)
                                                 ========    ========    ========    ========    ========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                                                                               Scudder
                                                                                                              Variable
                                                                                                              Series II
                                                         Scudder Variable Series I Sub-Accounts              Sub-Account
                                                 --------------------------------------------------------    -----------

                                                               Large Company                21st Century
                                                International    Growth (f)    Money Market     Growth       Growth (f)
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $        15    $         -    $       228    $         -    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (16)            (4)           (19)           (38)            (9)
     Administrative expense                              (12)            (3)           (14)           (28)            (7)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                     (13)            (7)           195            (66)           (16)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  25          3,637         56,198          7,006             11
     Cost of investments sold                             36          4,411         56,198          9,685             13
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares           (11)          (774)             -         (2,679)            (2)

Realized gain distributions                              714              -              -              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                      703           (774)             -         (2,679)            (2)

Change in unrealized gains (losses)                   (2,197)             -              -           (501)          (286)
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                   (1,494)          (774)             -         (3,180)          (288)
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (1,507)   $      (781)   $       195    $    (3,246)   $      (304)
                                                 ===========    ===========    ===========    ===========    ===========


(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

See notes to financial statements.

----------------------------------------------------------------------------------------------------------

                                                         Van Kampen Life Investment Trust Sub-Accounts
                                                  --------------------------------------------------------

                                                       LIT       LIT Domestic  LIT Emerging     LIT Money
                                                    Comstock      Income (c)      Growth        Market (c)
                                                  -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         -    $        30    $       103    $    17,462
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (2,426)          (223)        (2,373)        (7,032)
     Administrative expense                              (210)           (19)          (205)          (608)
                                                  -----------    -----------    -----------    -----------

         Net investment income (loss)                  (2,636)          (212)        (2,475)         9,822

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               30,433            751          9,658        873,351
     Cost of investments sold                          32,480            740         12,122        873,351
                                                  -----------    -----------    -----------    -----------

         Realized gains (losses) on fund shares        (2,047)            11         (2,464)             -

Realized gain distributions                                29              -              -              -
                                                  -----------    -----------    -----------    -----------

         Net realized gains (losses)                   (2,018)            11         (2,464)             -

Change in unrealized gains (losses)                   (22,066)           662        (57,203)             -
                                                  -----------    -----------    -----------    -----------

         Net realized and unrealized gains

             (losses) on investments                  (24,084)           673        (59,667)             -
                                                  -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $   (26,720)   $       461    $   (62,142)   $     9,822
                                                  ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-------------------------------------------------------------------------------------------

                                                  Wells Fargo Variable Trust Sub-Accounts
                                               --------------------------------------------

                                                Wells Fargo     Wells Fargo
                                                 VT Asset        VT Equity     Wells Fargo
                                                Allocation        Income        VT Growth
                                               ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $      1,065    $        665    $          4
Charges from Allstate Life Insurance Company
  of New York:
   Mortality and expense risk                          (673)           (693)           (260)
   Administrative expense                               (58)            (60)            (22)
                                               ------------    ------------    ------------

     Net investment income (loss)                       334             (88)           (278)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                1,557           1,380             288
   Cost of investments sold                           1,645           1,479             346
                                               ------------    ------------    ------------

     Realized gains (losses) on fund shares             (88)            (99)            (58)

Realized gain distributions                           1,978           1,912           2,663
                                               ------------    ------------    ------------

     Net realized gains (losses)                      1,890           1,813           2,605

Change in unrealized gains (losses)                  (3,348)         (5,590)         (7,135)
                                               ------------    ------------    ------------

     Net realized and unrealized gains
         (losses) on investments                     (1,458)         (3,777)         (4,530)
                                               ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (1,124)   $     (3,865)   $     (4,808)
                                               ============    ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                                        AIM V.I.
                                                AIM V.I. Aggressive Growth               AIM V.I. Balanced             Basic Value
                                             --------------------------------    --------------------------------    ---------------

                                                  2001              2000              2001              2000            2001 (a)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (46,724)   $      (24,354)   $       60,072    $       (8,087)   $         (467)
Net realized gains (losses)                        (252,034)           (5,053)          (65,714)            4,342               136
Change in unrealized gains (losses)                (884,098)         (463,486)         (533,781)         (125,980)           36,092
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                             (1,182,856)         (492,893)         (539,423)         (129,725)           35,761
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            808,838         3,095,064         2,956,894         2,327,512           281,572
Benefit payments                                     (1,384)           (8,374)          (73,601)          (31,653)               --
Payments on termination                            (238,836)          (67,938)         (222,882)          (77,525)           (3,745)
Contract maintenance charge                          (1,785)             (705)           (1,321)             (471)               --
Transfers among the sub-accounts
     and with the Fixed Account - net               852,013         1,096,190         2,417,322           467,675           386,840
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                    1,418,846         4,114,237         5,076,412         2,685,538           664,667
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   235,990         3,621,344         4,536,989         2,555,813           700,428

NET ASSETS AT BEGINNING OF PERIOD                 3,798,448           177,104         2,639,813            84,000                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $    4,034,438    $    3,798,448    $    7,176,802    $    2,639,813    $      700,428
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period          329,923            12,661           263,143             6,382                --
     Units issued                                   261,434           326,667           655,085           272,770            62,838
     Units redeemed                                (103,685)           (9,405)          (89,317)          (16,009)             (339)
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                487,672           329,923           828,911           263,143            62,499
                                             ==============    ==============    ==============    ==============    ==============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                 AIM V.I. Blue Chip      AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                             --------------------------  -----------------------------  ----------------------------

                                                 2001           2000          2001            2000           2001           2000
                                             -----------    -----------  -------------    ------------  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (61,710)   $   (14,295)   $  (140,314)   $  (161,982)   $   (12,182)   $    (5,425)
Net realized gains (losses)                     (168,393)        (1,548)       530,114        629,220        (21,608)           923
Change in unrealized gains (losses)             (982,769)      (338,853)    (3,450,358)    (2,222,681)       (66,005)       (19,087)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                          (1,212,872)      (354,696)    (3,060,558)    (1,755,443)       (99,795)       (23,589)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,212,603      3,441,906      1,509,267      4,239,553        155,479        557,808
Benefit payments                                 (38,249)       (18,206)       (49,227)      (179,250)        (4,188)        (7,662)
Payments on termination                         (315,120)       (31,179)      (663,396)      (562,428)       (28,230)        (3,251)
Contract maintenance charge                       (2,886)          (593)        (3,939)        (2,935)          (237)          (201)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,359,370        673,362        667,733        777,178        143,108        362,282
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 4,215,718      4,065,290      1,460,438      4,272,118        265,932        908,976
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,002,846      3,710,594     (1,600,120)     2,516,675        166,137        885,387

NET ASSETS AT BEGINNING OF PERIOD              3,710,594             --     11,606,356      9,089,681        931,402         46,015
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 6,713,440    $ 3,710,594    $10,006,236    $11,606,356    $ 1,097,539    $   931,402
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       419,485             --        776,953        425,748         78,882          3,948
     Units issued                                742,441        431,341        399,091        405,917         46,041         76,875
     Units redeemed                             (170,265)       (11,856)      (160,438)       (54,712)       (21,869)        (1,941)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             991,661        419,485      1,015,606        776,953        103,054         78,882
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                             AIM V.I. Dent Demographics   AIM V.I. Diversified Income     AIM V.I. Global Utilities
                                             --------------------------   ---------------------------    ---------------------------

                                                 2001           2000           2001          2000            2001           2000
                                             -----------    -----------   ------------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (22,893)   $   (10,953)   $   187,321    $   127,433    $       910    $    (3,247)
Net realized gains (losses)                     (169,464)        (2,737)       (44,961)       (35,249)       148,633        107,348
Change in unrealized gains (losses)             (559,190)      (374,174)       (82,667)       (96,931)      (919,376)      (212,820)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                            (751,547)      (387,864)        59,693         (4,747)      (769,833)      (108,719)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         528,473      1,613,962        352,971        493,606        505,367        939,124
Benefit payments                                 (10,247)            --        (21,904)       (31,234)        (8,713)       (24,364)
Payments on termination                         (126,769)       (28,270)      (232,519)      (211,454)       (86,748)      (151,438)
Contract maintenance charge                         (788)          (314)          (580)          (374)          (764)          (622)
Transfers among the sub-accounts
     and with the Fixed Account - net            613,004        569,620        509,831       (197,479)       376,165        204,829
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 1,003,673      2,154,998        607,799         53,065        785,307        967,529
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                252,126      1,767,134        667,492         48,318         15,474        858,810

NET ASSETS AT BEGINNING OF PERIOD              1,767,134             --      2,691,436      2,643,118      2,113,433      1,254,623
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 2,019,260    $ 1,767,134    $ 3,358,928    $ 2,691,436    $ 2,128,907    $ 2,113,433
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       223,446             --        238,023        227,201        140,889         61,408
     Units issued                                227,024        229,630        119,912         71,930        131,222         92,122
     Units redeemed                              (70,922)        (6,184)       (55,107)       (61,108)       (36,834)       (12,641)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             379,548        223,446        302,828        238,023        235,277        140,889
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V. I. Government
                                                      Securities                AIM V.I. Growth           AIM V.I. Growth and Income
                                             --------------------------    --------------------------    ---------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   104,783    $    54,651    $   (99,516)   $  (162,177)   $  (207,568)   $  (227,048)
Net realized gains (losses)                       12,751         (7,404)      (749,695)       517,691       (409,174)       853,355
Change in unrealized gains (losses)               12,089         59,552     (3,155,400)    (3,296,886)    (3,845,601)    (3,670,838)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             129,623        106,799     (4,004,611)    (2,941,372)    (4,462,343)    (3,044,531)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,080,670        470,387      1,272,554      3,934,988      1,966,930      4,333,808
Benefit payments                                 (14,303)       (52,281)       (65,622)       (67,809)       (87,809)      (164,526)
Payments on termination                         (106,819)       (44,135)      (595,275)      (530,390)    (1,077,947)      (879,872)
Contract maintenance charge                         (592)          (459)        (4,024)        (2,997)        (5,929)        (4,411)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,489,156        (50,599)       421,426        638,703      1,441,731      1,260,810
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 3,448,112        322,913      1,029,059      3,972,495      2,236,976      4,545,809
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,577,735        429,712     (2,975,552)     1,031,123     (2,225,367)     1,501,278

NET ASSETS AT BEGINNING OF PERIOD              1,643,632      1,213,920     10,711,917      9,680,794     17,073,247     15,571,969
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 5,221,367    $ 1,643,632    $ 7,736,365    $10,711,917    $14,847,880    $17,073,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       139,832        108,494        730,340        383,214      1,044,184        645,133
     Units issued                                336,088         53,268        405,950        394,745        576,854        476,836
     Units redeemed                              (29,206)       (21,930)      (182,435)       (47,619)      (206,605)       (77,785)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             446,714        139,832        953,855        730,340      1,414,433      1,044,184
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                                      AIM V.I. Mid
                                                     AIM V.I. High Yield           AIM V.I. International Equity       Cap Equity
                                             --------------------------------    --------------------------------    ---------------

                                                   2001             2000              2001              2000             2001 (a)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       87,382    $       32,512    $      (50,153)   $      (62,936)   $          (25)
Net realized gains (losses)                         (20,523)           (3,859)         (156,226)          415,734                25
Change in unrealized gains (losses)                (106,627)          (69,958)       (1,207,639)       (2,076,303)            5,204
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                (39,768)          (41,305)       (1,414,018)       (1,723,505)            5,204
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            367,010           291,838           927,767         2,141,156            47,653
Benefit payments                                     (2,965)          (28,362)          (42,473)         (130,710)               --
Payments on termination                             (22,143)           (2,348)         (320,452)         (159,113)             (510)
Contract maintenance charge                            (117)              (41)           (1,708)             (898)               --
Transfers among the sub-accounts
     and with the Fixed Account - net               216,789            35,220             5,107           331,968            66,818
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      558,574           296,307           568,241         2,182,403           113,961
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   518,806           255,002          (845,777)          458,898           119,165

NET ASSETS AT BEGINNING OF PERIOD                   272,430            17,428         5,294,944         4,836,046                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      791,236    $      272,430    $    4,449,167    $    5,294,944    $      119,165
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           33,671             1,751           416,531           220,690                --
     Units issued                                    88,096            38,062           195,965           225,943            10,533
     Units redeemed                                 (17,789)           (6,142)          (96,768)          (30,102)              (45)
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                103,978            33,671           515,728           416,531            10,488
                                             ==============    ==============    ==============    ==============    ==============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V.I. Money Market      AIM V.I. New Technology (b)         AIM V.I. Value
                                             --------------------------    --------------------------    ---------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    64,495    $    57,187    $    16,164    $   (13,816)   $  (302,649)   $  (326,638)
Net realized gains (losses)                           --             --        524,033        212,829        (26,346)     1,524,916
Change in unrealized gains (losses)                   --             --     (1,585,393)    (1,129,394)    (3,362,318)    (5,608,496)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              64,495         57,187     (1,045,196)      (930,381)    (3,691,313)    (4,410,218)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,107,548        575,101        445,568      1,981,414      3,758,845      8,090,242
Benefit payments                                      --        (21,172)       (16,004)            --       (193,093)      (185,910)
Payments on termination                         (954,907)      (391,345)       (79,608)       (13,711)    (1,714,199)    (1,363,155)
Contract maintenance charge                         (731)          (281)          (757)          (426)       (13,731)        (9,257)
Transfers among the sub-accounts
     and with the Fixed Account - net          3,415,378       (262,860)       468,829        807,328      1,454,287        332,070
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 3,567,288       (100,557)       818,028      2,774,605      3,292,109      6,863,990
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,631,783        (43,370)      (227,168)     1,844,224       (399,204)     2,453,772

NET ASSETS AT BEGINNING OF PERIOD              1,534,214      1,577,584      1,844,224             --     24,749,994     22,296,222
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 5,165,997    $ 1,534,214    $ 1,617,056    $ 1,844,224    $24,350,790    $24,749,994
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       132,697        137,432         91,168             --      1,647,565        987,077
     Units issued                                615,220        173,613         87,100         93,360        845,551        818,141
     Units redeemed                             (287,805)      (178,348)       (24,257)        (2,192)      (310,210)      (157,653)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             460,112        132,697        154,011         91,168      2,182,906      1,647,565
                                             ===========    ===========    ===========    ===========    ===========    ===========

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Dreyfus Variable Investment
                                                   Delaware Group Premium Fund, Inc. Sub-Accounts              Fund Sub-Account
                                            ---------------------------------------------------------   ----------------------------

                                            Delaware GP Small Cap Value         Delaware GP Trend         VIF Capital Appreciation
                                            ---------------------------    --------------------------   ----------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                            ------------    -----------    -----------    -----------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,021)   $      (254)   $    (1,636)   $      (170)   $       178    $        42
Net realized gains (losses)                        1,481              5         (5,989)            (9)          (102)           126
Change in unrealized gains (losses)               38,503          7,895         (3,762)        (6,949)       (12,676)          (656)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              37,963          7,646        (11,387)        (7,128)       (12,600)          (488)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         394,804         73,608        160,988         57,969        226,963          7,500
Benefit payments                                      --             --           (919)            --             --             --
Payments on termination                           (5,105)            --         (3,735)            --             --             --
Contract maintenance charge                          (27)           (13)           (12)            (8)            (5)            (2)
Transfers among the sub-accounts
     and with the Fixed Account - net             71,557          2,268         (8,713)           256         21,234          5,756
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   461,229         75,863        147,609         58,217        248,192         13,254
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                499,192         83,509        136,222         51,089        235,592         12,766

NET ASSETS AT BEGINNING OF PERIOD                 83,509             --         51,089             --         12,766             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   582,701    $    83,509    $   187,311    $    51,089    $   248,358    $    12,766
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         7,204             --          5,514             --          1,285             --
     Units issued                                 41,866          7,205         22,011          5,515         26,640          1,286
     Units redeemed                               (3,555)            (1)        (3,341)            (1)            --             (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              45,515          7,204         24,184          5,514         27,925          1,285
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                             Dreyfus Socially Responsible      Dreyfus Stock Index       Fidelity Variable Insurance
                                            Growth Fund, Inc. Sub-Account        Fund Sub-Account         Products Fund Sub-Accounts
                                            -----------------------------  --------------------------    ---------------------------

                                                  Dreyfus Socially
                                                 Responsible Growth         Dreyfus Stock Index Fund            VIP Contrafund
                                            -----------------------------  --------------------------    ---------------------------

                                                 2001          2000 (g)        2001         2000 (g)         2001         2000 (g)
                                            ------------    -------------  -----------    -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,164)   $       599    $     1,062    $      (141)   $    (3,776)   $      (427)
Net realized gains (losses)                       (2,944)           (14)         3,030          3,991         (1,046)            (9)
Change in unrealized gains (losses)              (41,153)        (8,346)       (74,758)       (18,356)       (29,597)        (4,207)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (46,261)        (7,761)       (70,666)       (14,506)       (34,419)        (4,643)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         177,291        109,081      1,217,251        282,927        509,803        187,166
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (5,630)          (525)       (37,553)            --        (13,237)            --
Contract maintenance charge                          (55)           (16)           (69)           (40)           (79)           (28)
Transfers among the sub-accounts
     and with the Fixed Account - net              5,269          1,616        137,985         (3,240)        80,555          4,538
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   176,875        110,156      1,317,614        279,647        577,042        191,676
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                130,614        102,395      1,246,948        265,141        542,623        187,033

NET ASSETS AT BEGINNING OF PERIOD                102,395             --        265,141             --        187,033             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   233,009    $   102,395    $ 1,512,089    $   265,141    $   729,656    $   187,033
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        11,070             --         28,181             --         18,922             --
     Units issued                                 23,323         11,134        168,774         28,250         75,144         18,924
     Units redeemed                               (1,442)           (64)       (11,620)           (69)        (7,640)            (2)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              32,951         11,070        185,335         28,181         86,426         18,922
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                  VIP Equity-Income                 VIP Growth             VIP Growth Opportunities
                                             --------------------------    --------------------------    ---------------------------

                                                 2001         2000 (g)        2001          2000 (g)         2001         2000 (g)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (4,399)   $       (31)   $    (8,526)   $      (397)   $    (1,195)   $      (114)
Net realized gains (losses)                        1,704             --         19,660           (159)        (2,847)            (7)
Change in unrealized gains (losses)              (20,333)           708        (91,779)        (7,245)        (8,056)        (3,914)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (23,028)           677        (80,645)        (7,801)       (12,098)        (4,035)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         930,136         15,706      1,057,551        361,134        158,576         48,229
Benefit payments                                      --             --             --             --         (1,123)            --
Payments on termination                           (9,615)            --         (9,466)           370         (6,898)            --
Contract maintenance charge                          (25)            (3)           (61)           (54)           (24)            (7)
Transfers among the sub-accounts
     and with the Fixed Account - net             82,344          1,509        159,165           (214)         2,200            190
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 1,002,840         17,212      1,207,189        361,236        152,731         48,412
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                979,812         17,889      1,126,544        353,435        140,633         44,377

NET ASSETS AT BEGINNING OF PERIOD                 17,889             --        353,435             --         44,377             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   997,701    $    17,889    $ 1,479,979    $   353,435    $   185,010    $    44,377
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         1,655             --         40,135             --          4,746             --
     Units issued                                100,657          1,655        166,829         40,430         21,218          4,747
     Units redeemed                               (3,967)            --         (4,807)          (295)        (2,548)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              98,345          1,655        202,157         40,135         23,416          4,746
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                      VIP
                                                     VIP High Income               Index 500          VIP Investment Grade Bond
                                             --------------------------------   --------------    --------------------------------

                                                  2001             2000 (h)         2001 (c)           2001            2000 (h)
                                             --------------    --------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $         (614)   $           --   $       (2,452)   $       (1,420)   $           --
Net realized gains (losses)                            (502)               --           (1,063)              119                --
Change in unrealized gains (losses)                  (4,227)                1          (16,883)            7,805                 1
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                 (5,343)                1          (20,398)            6,504                 1
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            161,041               275          370,744           295,081             1,375
Benefit payments                                         --                --               --                --                --
Payments on termination                              (1,343)               --               --            (5,643)               --
Contract maintenance charge                              (1)               --               (6)               (7)               --
Transfers among the sub-accounts
     and with the Fixed Account - net                (4,034)               --          179,885               254                --
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      155,663               275          550,623           289,685             1,375
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   150,320               276          530,225           296,189             1,376

NET ASSETS AT BEGINNING OF PERIOD                       276                --               --             1,376                --
                                             --------------    --------------   --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      150,596    $          276   $      530,225    $      297,565    $        1,376
                                             ==============    ==============   ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               33                --               --               132                --
     Units issued                                    21,331                33           68,577            27,068               132
     Units redeemed                                    (782)               --           (1,006)             (582)               --
                                             --------------    --------------   --------------    --------------    --------------
  Units outstanding at end of period                 20,582                33           67,571            26,618               132
                                             ==============    ==============   ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                             Fidelity Variable Insurance     Franklin Templeton Variable Insurance Products Trust
                                             Products Fund Sub-Accounts                           Sub-Accounts
                                             --------------------------    --------------------------------------------------------

                                                                                                          Templeton International
                                                    VIP Overseas            Templeton Asset Strategy              Securities
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       486    $      (100)   $      (335)   $        (4)   $     2,575    $      (164)
Net realized gains (losses)                        3,564             (6)         3,037             --         40,942             (3)
Change in unrealized gains (losses)              (43,271)        (2,685)        (9,413)           210        (71,378)         1,660
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (39,221)        (2,791)        (6,711)           206        (27,861)         1,493
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         288,485         47,864        131,265          6,390        312,061         81,439
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (2,726)            --           (113)            --            423             --
Contract maintenance charge                          (39)            (7)            (2)            (1)           (39)           (13)
Transfers among the sub-accounts
     and with the Fixed Account - net             97,070          1,214         (1,643)            --         25,232             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   382,790         49,071        129,507          6,389        337,677         81,426
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                343,569         46,280        122,796          6,595        309,816         82,919

NET ASSETS AT BEGINNING OF PERIOD                 46,280             --          6,595             --         82,919             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   389,849    $    46,280    $   129,391    $     6,595    $   392,735    $    82,919
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         4,972             --            632             --          7,881             --
     Units issued                                 50,433          5,005         13,495            632         37,708          7,882
     Units redeemed                                 (702)           (33)          (193)            --           (590)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              54,703          4,972         13,934            632         44,999          7,881
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   HSBC Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                               HSBC VI Cash Management        HSBC VI Fixed Income         HSBC VI Growth & Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (i)         2001         2000 (i)         2001         2000 (i)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $     6,303    $     1,708    $     4,335    $       103    $    (9,583)   $      (823)
Net realized gains (losses)                           --             --            (46)             1         (2,618)             6
Change in unrealized gains (losses)                   --             --         (2,864)            --       (169,501)         2,809
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               6,303          1,708          1,425            104       (181,702)         1,992
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,083,263        211,348        453,128         19,963      1,270,715        368,763
Benefit payments                                      --             --             --             --             --             --
Payments on termination                          (51,743)        (3,000)        (6,582)            --        (30,641)          (700)
Contract maintenance charge                          (83)           (24)           (52)            (4)          (223)           (57)
Transfers among the sub-accounts
     and with the Fixed Account - net           (107,740)       (55,064)        65,986          5,332         91,429          3,300
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   923,697        153,260        512,480         25,291      1,331,280        371,306
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                930,000        154,968        513,905         25,395      1,149,578        373,298

NET ASSETS AT BEGINNING OF PERIOD                154,968             --         25,395             --        373,298             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 1,084,968    $   154,968    $   539,300    $    25,395    $ 1,522,876    $   373,298
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        15,211             --          2,487             --         36,688             --
     Units issued                                162,903         21,050         50,126          2,619        151,716         36,782
     Units redeemed                              (72,985)        (5,839)        (1,375)          (132)        (5,522)           (94)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             105,129         15,211         51,238          2,487        182,882         36,688
                                             ===========    ===========    ===========    ===========    ===========    ===========

(i)  For the Period Beginning on May 30, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                    MFS Variable Insurance Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                                              MFS
                                                                                           Investors
                                               MFS Bond           MFS High Income            Trust            MFS New Discovery
                                             -----------------------------------------    -----------    --------------------------

                                               2001 (c)         2001         2000 (h)       2001 (d)         2001         2000 (h)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (281)   $       166    $        --    $    (1,278)   $    (1,201)   $       (50)
Net realized gains (losses)                          365           (516)            --           (681)           (82)             2
Change in unrealized gains (losses)                6,210         (2,722)            (1)        (8,313)         1,200          5,017
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               6,294         (3,072)            (1)       (10,272)           (83)         4,969
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         234,755         92,761          1,000        246,852         83,494         56,299
Benefit payments                                      --             --             --             --             --             --
Payments on termination                             (571)            --             --           (470)        (1,196)            --
Contract maintenance charge                           --             (8)            --             --              9             (9)
Transfers among the sub-accounts
     and with the Fixed Account - net            (36,753)         5,436             --        (13,479)        17,988             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   197,431         98,189          1,000        232,903        100,295         56,290
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                203,725         95,117            999        222,631        100,212         61,259

NET ASSETS AT BEGINNING OF PERIOD                     --            999             --             --         61,259             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   203,725    $    96,116    $       999    $   222,631    $   161,471    $    61,259
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            108             --             --          6,891             --
     Units issued                                 24,096         10,230            108         31,465         13,463          6,892
     Units redeemed                               (5,825)            --             --         (3,905)          (985)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              18,271         10,338            108         27,560         19,369          6,891
                                             ===========    ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                                  Oppenheimer
                                               Oppenheimer Aggressive Growth          Bond          Appreciation Oppenheimer Capital
                                             --------------------------------    --------------    --------------------------------

                                                  2001            2000 (g)          2001 (c)            2001            2000 (h)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       (3,559)   $         (157)   $        2,261    $       (4,537)   $           --
Net realized gains (losses)                          35,875              (278)              474            (6,770)               --
Change in unrealized gains (losses)                (149,039)          (15,250)           (1,486)          (23,660)               (8)
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                               (116,723)          (15,685)            1,249           (34,967)               (8)
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            853,299           111,267           253,459           861,009               825
Benefit payments                                         --                --                --                --                --
Payments on termination                              (5,174)              507            (1,195)           (3,827)               --
Contract maintenance charge                             (93)              (15)               (7)               (4)               --
Transfers among the sub-accounts
     and with the Fixed Account - net                24,574               841            26,349            10,196                --
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      872,606           112,600           278,606           867,374               825
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   755,883            96,915           279,855           832,407               817

NET ASSETS AT BEGINNING OF PERIOD                    96,915                --                --               817                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      852,798    $       96,915    $      279,855    $      833,224    $          817
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           10,578                --                --                91                --
     Units issued                                   129,483            10,749            27,141           113,464                91
     Units redeemed                                  (2,907)             (171)           (1,365)           (5,666)               --
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                137,154            10,578            25,776           107,889                91
                                             ==============    ==============    ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                 Oppenheimer          Oppenheimer Main Street
                                               Oppenheimer Global Securities     High Income              Growth & Income
                                             --------------------------------   --------------    --------------------------------

                                                  2001            2000 (g)         2001 (c)            2001            2000 (g)
                                             --------------    --------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       (1,982)   $           --   $       (1,069)   $       (8,409)   $       (1,134)
Net realized gains (losses)                          (1,618)               --               --           (12,296)              (30)
Change in unrealized gains (losses)                  (5,176)               --              516           (72,384)          (22,673)
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                 (8,776)               --             (553)          (93,089)          (23,837)
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            336,170                --          220,110         1,174,543           350,007
Benefit payments                                         --                --               --                --                --
Payments on termination                                (661)               --               --           (32,884)             (525)
Contract maintenance charge                              --                --               --              (150)              (50)
Transfers among the sub-accounts
     and with the Fixed Account - net                16,790                --            4,839            47,642             2,286
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      352,299                --          224,949         1,189,151           351,718
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   343,523                --          224,396         1,096,062           327,881

NET ASSETS AT BEGINNING OF PERIOD                        --                --               --           327,881                --
                                             --------------    --------------   --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      343,523    $           --   $      224,396    $    1,423,943    $      327,881
                                             ==============    ==============   ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --                --               --            35,354                --
     Units issued                                    43,096                --           23,571           153,342            35,433
     Units redeemed                                  (2,021)               --               (1)          (15,622)              (79)
                                             --------------    --------------   --------------    --------------    --------------
  Units outstanding at end of period                 41,075                --           23,570           173,074            35,354
                                             ==============    ==============   ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Putnam Variable
                                                 Oppenheimer Variable Account Funds Sub-Accounts             Trust Sub-Accounts
                                             --------------------------------------------------------    --------------------------

                                              Oppenheimer Main Street                                      VT American Government
                                                Small Cap Growth (e)       Oppenheimer Strategic Bond               Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (j)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (1,048)   $        (1)   $     5,828    $      (166)   $   (30,283)   $     8,793
Net realized gains (losses)                           12             --          8,354             (1)         9,694          3,750
Change in unrealized gains (losses)                9,177            (78)         2,747            207        115,333            717
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               8,141            (79)        16,929             40         94,744         13,260
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         183,252          2,175        950,117         89,566      1,707,591        273,399
Benefit payments                                      --             --             --             --        (86,476)            --
Payments on termination                           (2,697)            --        (15,792)            --       (133,180)          (539)
Contract maintenance charge                          (11)            --            (43)           (14)            73            (73)
Transfers among the sub-accounts
     and with the Fixed Account - net              1,488             --        (12,237)           500      2,775,602        192,136
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   182,032          2,175        922,045         90,052      4,263,610        464,923
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                190,173          2,096        938,974         90,092      4,358,354        478,183

NET ASSETS AT BEGINNING OF PERIOD                  2,096             --         90,092             --        478,183             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   192,269    $     2,096    $ 1,029,066    $    90,092    $ 4,836,537    $   478,183
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period           240             --          8,730             --         43,020             --
     Units issued                                 22,505            240         94,439          8,741        450,174         43,339
     Units redeemed                                 (358)            --         (6,856)           (11)       (79,459)          (319)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              22,387            240         96,313          8,730        413,735         43,020
                                             ===========    ===========    ===========    ===========    ===========    ===========

(e)  Previously known as Oppenheimer Small Cap Growth

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(j)  For the Period Beginning on February 1, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   VT Asia Pacific          VT Capital Appreciation        VT Diversified Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001           2000           2001         2000 (k)         2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,518)   $     2,362    $    (4,030)   $       (40)   $   244,406    $    (2,567)
Net realized gains (losses)                       (7,799)        (1,703)            (2)            --        (10,192)        (3,436)
Change in unrealized gains (losses)              (52,835)       (87,973)       (20,871)         1,176       (164,037)       (18,440)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (63,152)       (87,314)       (24,903)         1,136         70,177        (24,443)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          10,387        241,028        247,675         78,130      1,437,073      1,707,108
Benefit payments                                      --             --             --             --        (53,060)            --
Payments on termination                           (6,944)        (6,789)       (10,003)            --       (179,377)       (32,990)
Contract maintenance charge                           34            (34)            14            (14)           457           (457)
Transfers among the sub-accounts
     and with the Fixed Account - net             (4,451)        73,105        291,279          9,756      2,737,783      1,349,590
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                      (974)       307,310        528,965         87,872      3,942,876      3,023,251
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                (64,126)       219,996        504,062         89,008      4,013,053      2,998,808

NET ASSETS AT BEGINNING OF PERIOD                219,996             --         89,008             --      2,998,808             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   155,870    $   219,996    $   593,070    $    89,008    $ 7,011,861    $ 2,998,808
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,952             --          9,747             --        308,305             --
     Units issued                                  9,246         23,515         77,798          9,749        522,908        343,788
     Units redeemed                              (10,527)          (563)       (11,136)            (2)      (125,845)       (35,483)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              21,671         22,952         76,409          9,747        705,368        308,305
                                             ===========    ===========    ===========    ===========    ===========    ===========

(k)  For the Period Beginning on October 2, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   VT The George
                                               Putnam Fund of Boston       VT Global Asset Allocation         VT Global Growth
                                             --------------------------    --------------------------    --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    40,725    $   (17,161)   $    (7,135)   $    (1,791)   $   (79,151)   $   (29,175)
Net realized gains (losses)                        7,883          2,241         69,788          6,623      1,039,687        122,550
Change in unrealized gains (losses)              (64,842)       228,217       (160,820)       (16,440)    (3,218,965)    (1,461,502)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (16,234)       213,297        (98,167)       (11,608)    (2,258,429)    (1,368,127)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,082,687      2,355,800        850,802        593,314      2,033,772      4,731,916
Benefit payments                                 (80,522)            --         (9,462)            --        (14,033)       (13,424)
Payments on termination                         (433,554)       (18,164)       (70,157)        (5,745)      (368,299)      (101,201)
Contract maintenance charge                          464           (464)           120           (120)           888           (888)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,536,008        492,653        364,490        212,922      1,902,161      2,582,813
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 5,105,083      2,829,825      1,135,793        800,371      3,554,489      7,199,216
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              5,088,849      3,043,122      1,037,626        788,763      1,296,060      5,831,089

NET ASSETS AT BEGINNING OF PERIOD              3,043,122             --        788,763             --      5,831,089             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 8,131,971    $ 3,043,122    $ 1,826,389    $   788,763    $ 7,127,149    $ 5,831,089
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       302,290             --         78,479             --        536,592             --
     Units issued                                628,570        316,133        160,059         79,699        624,564        561,488
     Units redeemed                             (126,657)       (13,843)       (37,170)        (1,220)      (203,313)       (24,896)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             804,203        302,290        201,368         78,479        957,843        536,592
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001         2000 (j)         2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   16,576     $  (60,706)    $  (43,926)    $  (22,060)    $  (75,160)    $  (20,604)
Net realized gains (losses)                      224,923        186,951       (306,117)        (3,540)       (51,408)         2,169
Change in unrealized gains (losses)           (2,529,260)     1,110,766     (1,076,038)    (1,047,115)    (1,024,049)       347,622
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (2,287,761)     1,237,011     (1,426,081)    (1,072,715)    (1,150,617)       329,187
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      10,841,449     11,977,077        409,760      3,250,905      1,610,547      3,094,493
Benefit payments                                (303,994)        (9,712)        (8,899)            --         (9,798)            --
Payments on termination                       (1,765,681)      (228,684)      (260,915)       (52,572)      (327,751)       (28,487)
Contract maintenance charge                        3,017         (3,017)           539           (539)           747           (747)
Transfers among the sub-accounts
     and with the Fixed Account - net         12,291,051      6,833,088      1,227,075      1,411,457      2,570,470      1,511,730
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                21,065,842     18,568,752      1,367,560      4,609,251      3,844,215      4,576,989
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS             18,778,081     19,805,763        (58,521)     3,536,536      2,693,598      4,906,176

NET ASSETS AT BEGINNING OF PERIOD             19,805,763             --      3,536,536             --      4,906,176             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $38,583,844    $19,805,763     $3,478,015     $3,536,536     $7,599,774     $4,906,176
                                             ===========    ===========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,026,103             --        475,734             --        337,301             --
     Units issued                              2,911,455      2,153,099        397,635        495,714        452,258        358,569
     Units redeemed                             (693,077)      (126,996)      (175,488)       (19,980)      (126,799)       (21,268)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period           4,244,481      2,026,103        697,881        475,734        662,760        337,301
                                              ===========    ===========    ==========     ==========     ==========     ==========

(j)  For the Period Beginning on February 1, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------

                                                   VT High Yield                   VT Income               VT International Growth
                                              -------------------------     -------------------------     --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  224,792     $    7,357     $  189,136     $   (1,904)    $  (93,512)    $  (24,068)
Net realized gains (losses)                      (22,190)        (3,377)        10,924             99        706,668         77,884
Change in unrealized gains (losses)             (189,598)       (78,570)        55,819         83,778     (2,812,178)      (525,659)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                              13,004        (74,590)       255,879         81,973     (2,199,022)      (471,843)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,450,650        828,293      4,220,783      1,590,374      2,269,201      5,328,656
Benefit payments                                 (16,627)          (172)       (18,242)            --       (105,612)          (362)
Payments on termination                          (96,789)       (16,324)      (426,091)       (33,023)      (347,745)       (79,196)
Contract maintenance charge                          173           (173)           355           (355)         1,192         (1,192)
Transfers among the sub-accounts
     and with the Fixed Account - net          1,317,388        401,730      4,805,874        689,099      2,818,044      3,048,105
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 2,654,795      1,213,354      8,582,679      2,246,095      4,635,080      8,296,011
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              2,667,799      1,138,764      8,838,558      2,328,068      2,436,058      7,824,168

NET ASSETS AT BEGINNING OF PERIOD              1,138,764             --      2,328,068             --      7,824,168             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $3,806,563     $1,138,764     $11,166,626    $2,328,068     $10,260,226    $7,824,168
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       126,880             --        225,137             --        607,250             --
     Units issued                                342,925        132,458        927,355        231,242        629,385        643,942
     Units redeemed                              (54,985)        (5,578)      (133,808)        (6,105)      (213,336)       (36,692)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             414,820        126,880      1,018,684        225,137      1,023,299        607,250
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                                  VT International            VT International New
                                                 Growth and Income                Opportunities                  VT Investors
                                              -------------------------     -------------------------   ----------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (6,562)    $      292     $  (33,794)    $  (23,664)    $ (203,907)    $  (83,917)
Net realized gains (losses)                       46,420         19,903       (383,372)         5,608       (330,667)         5,708
Change in unrealized gains (losses)             (505,177)        (5,967)      (578,196)    (1,206,046)    (4,131,863)    (2,207,395)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                            (465,319)        14,228       (995,362)    (1,224,102)    (4,666,437)    (2,285,604)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         714,317      1,189,344        400,243      3,293,778      4,557,817     11,165,957
Benefit payments                                 (12,004)        (1,608)        (6,601)          (166)      (241,599)       (47,284)
Payments on termination                         (118,061)       (13,871)      (100,296)       (42,649)    (1,191,241)      (166,897)
Contract maintenance charge                          254           (254)           451           (451)         2,135         (2,135)
Transfers among the sub-accounts
     and with the Fixed Account - net            435,838        482,304        191,102        932,600      5,761,311      5,350,822
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 1,020,344      1,655,915        484,899      4,183,112      8,888,423     16,300,463
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                555,025      1,670,143       (510,463)     2,959,010      4,221,986     14,014,859

NET ASSETS AT BEGINNING OF PERIOD              1,670,143             --      2,959,010             --     14,014,859             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $2,225,168     $1,670,143     $2,448,547     $2,959,010    $18,236,845    $14,014,859
                                              ==========     ==========     ==========     ==========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       152,175             --        269,398             --      1,433,516             --
     Units issued                                172,772        159,565        145,163        297,653      1,637,882      1,531,968
     Units redeemed                              (65,298)        (7,390)       (96,514)       (28,255)      (546,036)       (98,452)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             259,649        152,175        318,047        269,398      2,525,362      1,433,516
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                                    VT Money Market           VT New Opportunities               VT New Value
                                              -------------------------     -------------------------     --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  148,343     $   58,246     $ (175,753)    $  (98,550)    $  (17,146)    $   (2,712)
Net realized gains (losses)                           --             --      1,634,385        175,259         33,095          4,445
Change in unrealized gains (losses)                   --             --     (6,719,016)    (5,048,414)        20,108         98,223
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                             148,343         58,246     (5,260,384)    (4,971,705)        36,057         99,956
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,387,191      3,639,819      3,341,166     13,467,653      1,574,190        540,925
Benefit payments                                (244,278)            --       (159,114)       (18,738)       (33,319)            --
Payments on termination                       (1,258,641)      (120,601)      (655,497)      (215,704)       (86,442)        (1,845)
Contract maintenance charge                          395           (395)         2,117         (2,117)           136           (136)
Transfers among the sub-accounts
     and with the Fixed Account - net          6,231,955       (986,612)     3,728,788      5,634,928      2,326,065        251,575
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 8,116,622      2,532,211      6,257,460     18,866,022      3,780,630        790,519
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              8,264,965      2,590,457        997,076     13,894,317      3,816,687        890,475

NET ASSETS AT BEGINNING OF PERIOD              2,590,457             --     13,894,317             --        890,475             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $10,855,422     $2,590,457    $14,891,393    $13,894,317     $4,707,162     $  890,475
                                             ===========     ==========    ===========    ===========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       242,264             --      1,214,985             --         83,776             --
     Units issued                              1,534,686        493,530      1,150,661      1,286,198        413,549         88,290
     Units redeemed                             (784,564)      (251,266)      (403,140)       (71,213)       (67,442)        (4,514)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             992,386        242,264      1,962,506      1,214,985        429,883         83,776
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                              VT OTC & Emerging Growth            VT Research                VT Small Cap Value
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  (38,726)    $  (30,567)    $  (53,007)    $  (19,027)    $  (40,574)    $   (3,227)
Net realized gains (losses)                     (455,148)       (37,099)       159,712         10,417         32,251          1,762
Change in unrealized gains (losses)           (1,479,065)    (2,442,462)    (1,163,206)      (154,822)       478,615        156,321
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (1,972,939)    (2,510,128)    (1,056,501)      (163,432)       470,292        154,856
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         777,878      4,324,833      1,673,571      2,472,605      1,481,580        814,756
Benefit payments                                 (45,240)          (345)       (45,589)          (179)        (2,272)            --
Payments on termination                          (92,248)       (61,068)      (421,712)       (34,917)      (175,819)        (6,824)
Contract maintenance charge                          519           (519)           579           (579)           222           (222)
Transfers among the sub-accounts
     and with the Fixed Account - net            974,160      1,652,612      2,797,402      1,527,927      1,919,055        494,506
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 1,615,069      5,915,513      4,004,251      3,964,857      3,222,766      1,302,216
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS               (357,870)     3,405,385      2,947,750      3,801,425      3,693,058      1,457,072

NET ASSETS AT BEGINNING OF PERIOD              3,405,385             --      3,801,425             --      1,457,072             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $3,047,515     $3,405,385     $6,749,175     $3,801,425     $5,150,130     $1,457,072
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       355,506             --        338,635             --        115,092             --
     Units issued                                404,058        396,241        529,970        351,611        327,688        118,591
     Units redeemed                             (163,041)       (40,735)      (117,022)       (12,976)       (93,471)        (3,499)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             596,523        355,506        751,583        338,635        349,309        115,092
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                                                  VT Utilities
                                                VT Technology                   Growth and Income                 VT Vista
                                              -------------------------     -------------------------     -------------------------

                                                 2001         2000 (l)         2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (8,685)    $   (1,831)    $   42,120     $   (5,434)    $  (84,194)    $  (32,970)
Net realized gains (losses)                     (161,819)          (279)       115,500          9,126        370,771          5,873
Change in unrealized gains (losses)             (126,280)      (211,695)    (1,086,042)       171,335     (3,048,984)      (951,646)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                            (296,784)      (213,805)      (928,422)       175,027     (2,762,407)      (978,743)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         373,224        660,049      1,487,679      1,425,254      1,967,227      4,674,319
Benefit payments                                      (4)             -        (16,528)          (198)       (82,330)          (187)
Payments on termination                          (19,523)        (7,650)      (160,811)       (24,213)      (348,165)       (90,622)
Contract maintenance charge                           92            (92)           369           (369)           954           (954)
Transfers among the sub-accounts
     and with the Fixed Account - net            221,698        162,570      1,510,445        849,122      2,351,032      2,657,586
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   575,487        814,877      2,821,154      2,249,596      3,888,718      7,240,142
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                278,703        601,072      1,892,732      2,424,623      1,126,311      6,261,399

NET ASSETS AT BEGINNING OF PERIOD                601,072              -      2,424,623              -      6,261,399              -
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  879,775     $  601,072     $4,317,355     $2,424,623     $7,387,710     $6,261,399
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       101,041              -        209,218              -        469,248              -
     Units issued                                238,119        102,923        358,239        219,318        573,606        484,679
     Units redeemed                              (92,920)        (1,882)       (81,704)       (10,100)      (189,760)       (15,431)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             246,240        101,041        485,753        209,218        853,094        469,248
                                              ==========     ==========     ==========     ==========     ==========     ==========

(l)  For the Period Beginning on July 17, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Scudder Variable
                                                       Putnam Variable Trust Sub-Accounts                   Series I Sub-Accounts
                                              -------------------------------------------------------     -------------------------

                                                    VT Voyager                   VT Voyager II                     Balanced
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001         2000 (k)         2001         2000 (m)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (31,867)    $ (126,273)    $   (3,545)    $     (117)    $      (10)   $        --
Net realized gains (losses)                    4,056,082        410,371        (18,937)           (28)            (1)            --
Change in unrealized gains (losses)          (10,025,495)    (3,938,355)       (58,150)       (10,209)           (26)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (6,001,280)    (3,654,257)       (80,632)       (10,354)           (37)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       5,293,560     17,688,274        429,422         91,960             --             --
Benefit payments                                 (79,402)       (21,524)            --             --             --             --
Payments on termination                         (999,420)      (295,535)       (17,244)            --             --             --
Contract maintenance charge                        3,178         (3,178)            14            (14)            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net          5,925,855      7,150,299        122,888          8,362          3,192             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                10,143,771     24,518,336        535,080        100,308          3,192             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              4,142,491     20,864,079        454,448         89,954          3,155             --

NET ASSETS AT BEGINNING OF PERIOD             20,864,079             --         89,954             --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $25,006,570    $20,864,079     $  544,402     $   89,954     $    3,155    $        --
                                             ===========    ===========     ==========     ==========     ==========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,766,998             --         12,302             --             --             --
     Units issued                              1,575,796      1,895,598        108,838         12,346            287             --
     Units redeemed                             (542,609)      (128,600)       (12,187)           (44)            --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period           2,800,185      1,766,998        108,953         12,302            287             --
                                              ==========     ==========     ==========     ==========     ==========     ==========

(k)  For the Period Beginning on October 2, 2000 and Ended December 31, 2000

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                              ----------------------------------------------------------------------------------

                                                        Bond                  Capital Growth               Global Discovery
                                              ------------------------    -------------------------    -------------------------

                                                 2001        2000 (m)        2001         2000 (m)        2001         2000 (m)
                                              ----------    ----------    ----------     ----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      131   $        --    $       (5)   $        --    $       (5)   $        --
Net realized gains (losses)                           --            --            (1)            --            (1)            --
Change in unrealized gains (losses)                   66            --           (40)            --           (71)            --
                                              ----------    ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from operations                                 197            --           (46)            --           (77)            --
                                              ----------    ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --            --            --             --            --             --
Benefit payments                                      --            --            --             --            --             --
Payments on termination                               --            --            --             --            --             --
Contract maintenance charge                           --            --            --             --            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net              7,627            --         1,587             --         1,597             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from capital transactions                     7,627            --         1,587             --         1,597             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                  7,824            --         1,541             --         1,520             --

NET ASSETS AT BEGINNING OF PERIOD                     --            --            --             --            --             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

NET ASSETS AT END OF PERIOD                   $    7,824   $        --    $    1,541    $        --    $    1,520    $        --
                                              ==========    ==========    ==========     ==========    ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --            --             --            --             --
     Units issued                                    691            --           150             --           121             --
     Units redeemed                                   --            --            --             --            --             --
                                              ----------    ----------    ----------     ----------    ----------     ----------
  Units outstanding at end of period                 691            --           150             --           121             --
                                              ==========    ==========    ==========     ==========    ==========     ==========

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                Growth and Income                International           Large Growth Company (f)
                                              -------------------------    -------------------------  -----------------------------

                                                  2001        2000 (m)        2001         2000 (m)        2001         2000 (m)
                                              ----------     ----------    ----------     ----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $       13    $        --    $      (13)   $        --    $       (7)   $        --
Net realized gains (losses)                           87             --           703             --          (774)            --
Change in unrealized gains (losses)                 (657)            --        (2,197)            --            --             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from operations                                (557)            --        (1,507)            --          (781)            --
                                              ----------     ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --             --            --             --            --             --
Benefit payments                                      --             --            --             --            --             --
Payments on termination                               --             --            --             --            --             --
Contract maintenance charge                           --             --            --             --            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net              7,599             --         6,011             --           781             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from capital transactions                     7,599             --         6,011             --           781             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                  7,042             --         4,504             --            --             --

NET ASSETS AT BEGINNING OF PERIOD                     --             --            --             --            --             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

NET ASSETS AT END OF PERIOD                   $    7,042    $        --    $    4,504    $        --   $        --    $        --
                                              ==========     ==========    ==========     ==========    ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --             --            --             --            --             --
     Units issued                                    778             --           530             --           395             --
     Units redeemed                                   --             --            --             --          (395)            --
                                              ----------     ----------    ----------     ----------    ----------     ----------
  Units outstanding at end of period                 778             --           530             --            --             --
                                              ==========     ==========    ==========     ==========    ==========     ==========

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Scudder
                                                                                                                    Variable
                                                                                                                    Series II
                                                            Scudder Variable Series I Sub-Accounts                 Sub-Account
                                              ---------------------------------------------------------------     ------------

                                                      Money Market                  21st Century Growth            Growth (f)
                                              -----------------------------     -----------------------------     ------------

                                                  2001           2000 (m)           2001           2000 (m)           2001
                                              ------------     ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $        195     $         65     $        (66)    $         (9)    $        (16)
Net realized gains (losses)                             --               --           (2,679)              (1)              (2)
Change in unrealized gains (losses)                     --               --             (501)            (849)            (286)
                                              ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from operations                                   195               65           (3,246)            (859)            (304)
                                              ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                --           21,967               --               --               --
Benefit payments                                        --               --               --               --               --
Payments on termination                                 --               --               --               --               --
Contract maintenance charge                              3               (3)               1               (1)              --
Transfers among the sub-accounts
     and with the Fixed Account - net              (22,227)              --             (929)          10,033            3,637
                                              ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from capital transactions                     (22,224)          21,964             (928)          10,032            3,637
                                              ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS                  (22,029)          22,029           (4,174)           9,173            3,333

NET ASSETS AT BEGINNING OF PERIOD                   22,029               --            9,173               --               --
                                              ------------     ------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD                 $           --     $     22,029     $      4,999     $      9,173     $      3,333
                                              ============     ============     ============     ============     ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           1,996               --              679               --               --
     Units issued                                    3,091            1,996              485              679              395
     Units redeemed                                 (5,087)              --             (679)              --               --
                                              ------------     ------------     ------------     ------------     ------------
  Units outstanding at end of period                    --            1,996              485              679              395
                                              ============     ============     ============     ============     ============

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Van Kampen Life Investment Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                                           LIT Domestic                                  LIT Money
                                                    LIT Comstock              Income          LIT Emerging Growth          Market
                                              -------------------------     ----------     -------------------------     ----------

                                                 2001         2000 (g)       2001 (c)         2001         2000 (h)       2001 (c)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (2,636)   $        --     $     (212)    $   (2,475)    $     (123)    $    9,822
Net realized gains (losses)                       (2,018)            --             11         (2,464)             1             --
Change in unrealized gains (losses)              (22,066)            --            662        (57,203)          (326)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                             (26,720)            --            461        (62,142)          (448)         9,822
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         442,948          3,901         76,228        244,849        124,148      1,954,846
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (3,928)            --           (529)        (1,684)            --         (7,530)
Contract maintenance charge                          (11)            (1)            --             10            (19)            (3)
Transfers among the sub-accounts
     and with the Fixed Account - net             16,704             --          5,135         24,949            602       (613,513)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   455,713          3,900         80,834        268,124        124,731      1,333,800
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                428,993          3,900         81,295        205,982        124,283      1,343,622


NET ASSETS AT BEGINNING OF PERIOD                  3,900             --             --        124,283             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  432,893     $    3,900     $   81,295     $  330,265     $  124,283     $1,343,622
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period           337             --             --         16,637             --             --
     Units issued                                 44,920            337          7,283         50,319         16,640        215,312
     Units redeemed                               (6,446)            --            (49)        (1,600)            (3)       (85,886)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period              38,811            337          7,234         65,356         16,637        129,426
                                              ==========     ==========     ==========     ==========     ==========     ==========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Wells Fargo Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                 Wells Fargo VT Asset            Wells Fargo VT
                                                      Allocation                  Equity-Income             Wells Fargo VT Growth
                                              -------------------------     -------------------------     -------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      334     $      290     $      (88)    $        2     $     (278)    $       (8)
Net realized gains (losses)                        1,890            (25)         1,813             --          2,605             (1)
Change in unrealized gains (losses)               (3,348)          (561)        (5,590)            82         (7,135)          (259)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                              (1,124)          (296)        (3,865)            84         (4,808)          (268)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         114,671             --         75,175             --         32,620          3,796
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (1,080)          (526)          (740)            --             --             --
Contract maintenance charge                            1             (1)            --             --            (18)            (1)
Transfers among the sub-accounts
     and with the Fixed Account - net                622          7,498          9,155          2,666          4,000             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   114,214          6,971         83,590          2,666         36,602          3,795
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                113,090          6,675         79,725          2,750         31,794          3,527

NET ASSETS AT BEGINNING OF PERIOD                  6,675             --          2,750             --          3,527             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  119,765     $    6,675     $   82,475     $    2,750     $   35,321     $    3,527
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period           667             --            264             --            390             --
     Units issued                                 12,470            718          8,280            330          4,506            390
     Units redeemed                                 (116)           (51)           (77)           (66)            (3)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period              13,021            667          8,467            264          4,893            390
                                              ==========     ==========     ==========     ==========     ==========     ==========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Allstate New York issues ten variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice (Enhanced Choice"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), and the Allstate Provider ("Provider") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds").


AIM VARIABLE INSURANCE FUNDS                        DREYFUS VARIABLE INVESTMENT FUND
     AIM V.I. Aggressive Growth                          VIF Capital Appreciation
     AIM V.I. Balanced                                   VIF Growth & Income*
     AIM V.I. Basic Value                                VIF Money Market*
     AIM V.I. Blue Chip                             DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     AIM V.I. Capital Appreciation                  DREYFUS STOCK INDEX FUND
     AIM V.I. Capital Development                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     AIM V.I. Dent Demographics                          VIP Contrafund
     AIM V.I. Diversified Income                         VIP Equity-Income
     AIM V.I. Global Utilities                           VIP Growth
     AIM V.I. Government Securities                      VIP Growth Opportunities
     AIM V.I. Growth                                     VIP High Income
     AIM V.I. Growth and Income                          VIP Index 500
     AIM V.I. High Yield                                 VIP Investment Grade Bond
     AIM V.I. International Equity                       VIP Overseas
     AIM V.I. Mid Cap Equity                        FRANKLIN TEMPLETON VARIABLE INSURANCE
     AIM V.I. Money Market                          PRODUCTS TRUST
     AIM V.I. New Technology (Previously known as        Franklin Small Cap*
          AIM V.I. Telecommunications)                   Mutual Shares Securities*
     AIM V.I. Value                                      Templeton Asset Strategy
ALLIANCE VARIABLE PRODUCT SERIES FUND                    Templeton Developing Markets Securities*
     Alliance Growth*                                    Templeton Growth Securities*
     Alliance Growth & Income*                           Templeton International Securities
     Alliance Premier Growth*
DELAWARE GROUP PREMIUM FUND, INC.
     Delaware GP Small Cap Value
     Delaware GP Trend

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

GOLDMAN SACHS VARIABLE INSURANCE TRUST              PUTNAM VARIABLE TRUST (CONTINUED)
     VIT Capital Growth*                                 VT International New Opportunities
     VIT CORE Small Cap Equity*                          VT Investors
     VIT CORE U.S. Equity*                               VT Money Market
     VIT Global Income*                                  VT New Opportunities
     VIT International Equity*                           VT New Value
HSBC VARIABLE INSURANCE FUNDS                            VT OTC & Emerging Growth
     HSBC VI Cash Management                             VT Research
     HSBC VI Fixed Income                                VT Small Cap Value
     HSBC VI Growth & Income                             VT Technology
MFS VARIABLE INSURANCE TRUST                             VT Utilities Growth and Income
     MFS Bond                                            VT Vista
     MFS Emerging Growth*                                VT Voyager
     MFS High Income                                     VT Voyager II
     MFS Investors Trust (Previously known as MFS   SCUDDER VARIABLE SERIES I
          Growth with Income)                            Balanced
     MFS New Discovery                                   Bond
     MFS Research*                                       Capital Growth
OPPENHEIMER VARIABLE ACCOUNT FUNDS                       Global Discovery
     Oppenheimer Aggressive Growth                       Growth and Income
     Oppenheimer Bond                                    International
     Oppenheimer Capital Appreciation                    Money Market
     Oppenheimer Global Securities                       21st Century Growth
     Oppenheimer High Income                        SCUDDER VARIABLE SERIES II
     Oppenheimer Main Street Growth & Income             Growth
     Oppenheimer Main Street Small Cap Growth       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          (Previously known as Oppenheimer Small         Emerging Markets Equity*
          Cap Growth)                                    Equity Growth*
     Oppenheimer Strategic Bond                          Fixed Income*
PUTNAM VARIABLE TRUST                                    Global Value Equity* (Previously known as
     VT American Government Income                            Global Equity)
     VT Asia Pacific                                     International Magnum*
     VT Capital Appreciation                             Mid Cap Value*
     VT Diversified Income                               U.S. Real Estate*
     VT The George Putnam Fund of Boston                 Value*
     VT Global Asset Allocation                     VAN KAMPEN LIFE INVESTMENT TRUST
     VT Global Growth                                    LIT Comstock
     VT Growth and Income                                LIT Domestic Income
     VT Growth Opportunities                             LIT Emerging Growth
     VT Health Sciences                                  LIT Money Market
     VT High Yield                                  WELLS FARGO VARIABLE TRUST
     VT Income                                           Wells Fargo VT Asset Allocation
     VT International Growth                             Wells Fargo VT Equity Income
     VT International Growth and Income                  Wells Fargo VT Growth

* These Funds were available, but had no Fund activity as of December 31, 2001.

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

--------------------------------------------------------------------------------

3.   EXPENSES (CONTINUED)

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus, Lifetime Plus II, Enhanced Choice, Custom, SelectDirections, and Provider contracts and .30% for the Scudder contract. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II and Enhanced Choice and $30 for Putnam, Custom, SelectDirections, and Provider on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                              $               2,116,220
     AIM V. I. Balanced                                                                       5,799,025
     AIM V. I. Basic Value                                                                      667,465
     AIM V. I. Blue Chip                                                                      4,886,212
     AIM V. I. Capital Appreciation                                                           3,532,207
     AIM V. I. Capital Development                                                              462,814
     AIM V. I. Dent Demographics                                                              1,244,868
     AIM V. I. Diversified Income                                                             1,415,517
     AIM V. I. Global Utilities                                                               1,335,509
     AIM V. I. Government Securities                                                          3,925,764
     AIM V. I. Growth                                                                         2,459,720
     AIM V. I. Growth and Income                                                              4,230,374
     AIM V. I. High Yield                                                                       786,507
     AIM V. I. International Equity                                                           1,545,032
     AIM V. I. Mid Cap Equity                                                                   114,618
     AIM V. I. Money Market                                                                   5,239,917
     AIM V. I. New Technology                                                                 1,928,352
     AIM V. I. Value                                                                          6,783,293

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                                                483,509
     Delaware GP Trend                                                                          163,430

Investments in the Dreyfus Variable Investment Fund Sub-Account:
     VIF Capital Appreciation                                                                   249,804

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                                   186,901

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                                 1,393,796

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                             623,989
     VIP Equity-Income                                                                        1,026,004
     VIP Growth                                                                               1,245,441
     VIP Growth Opportunities                                                                   175,250
     VIP High Income                                                                            161,238
     VIP Index 500                                                                              574,006
     VIP Investment Grade Bond                                                                  293,350
     VIP Overseas                                                                               392,870

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Templeton Asset Strategy                                                 $                 134,911
     Templeton International Securities                                                         390,918

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                                  1,299,055
     HSBC VI Fixed Income                                                                       527,443
     HSBC VI Growth & Income                                                                  1,355,738

Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                                   260,731
     MFS High Income                                                                            116,825
     MFS Investors Trust                                                                        266,581
     MFS New Discovery                                                                          113,720

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                              920,953
     Oppenheimer Bond                                                                           340,400
     Oppenheimer Capital Appreciation                                                           906,933
     Oppenheimer Global Securities                                                              368,116
     Oppenheimer High Income                                                                    225,456
     Oppenheimer Main Street Growth & Income                                                  1,293,091
     Oppenheimer Main Street Small Cap Growth                                                   194,969
     Oppenheimer Strategic Bond                                                                 962,427

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                            $               4,544,000
     VT Asia Pacific                                                                            135,023
     VT Capital Appreciation                                                                    566,326
     VT Diversified Income                                                                    4,464,743
     VT The George Putnam Fund of Boston                                                      5,586,730
     VT Global Asset Allocation                                                               1,460,699
     VT Global Growth                                                                         5,431,230
     VT Growth Opportunities                                                                  1,820,961
     VT Growth and Income                                                                    22,171,004
     VT Health Sciences                                                                       4,333,445
     VT High Yield                                                                            3,071,756
     VT Income                                                                                9,178,710
     VT International Growth                                                                  6,138,721
     VT International Growth and Income                                                       1,464,869
     VT International New Opportunities                                                         947,088
     VT Investors                                                                             9,440,414
     VT Money Market                                                                         12,173,601
     VT New Opportunities                                                                     9,380,267
     VT New Value                                                                             4,030,868
     VT OTC & Emerging Growth                                                                 1,901,916
     VT Research                                                                              4,488,915
     VT Small Cap Value                                                                       3,799,122
     VT Technology                                                                              869,571
     VT Utilities Growth and Income                                                           3,333,168
     VT Vista                                                                                 5,111,014
     VT Voyager                                                                              15,731,731
     VT Voyager II                                                                              571,097

Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                                                     3,190
     Bond                                                                                         7,796
     Capital Growth                                                                               1,585
     Global Discovery                                                                             1,596
     Growth and Income                                                                            7,737
     International                                                                                6,738
     Large Company Growth                                                                         4,411
     Money Market                                                                                34,165
     21st Century Growth                                                                          6,011

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                       3,632

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------


Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                             $                 483,537
     LIT Domestic Income                                                                         81,373
     LIT Emerging Growth                                                                        275,288
     LIT Money Market                                                                         2,216,972

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                                            118,082
     Wells Fargo VT Equity Income                                                                86,795
     Wells Fargo VT Growth                                                                       39,274
                                                                              -------------------------

                                                                              $             210,646,440
                                                                              =========================

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

          *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                 Accumulation     Investment        Expense            Total
                                                                  Unit Value     Income Ratio*      Ratio**          Return***
                                                               ----------------  -------------  ---------------  -----------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                               $ 8.02 - $ 10.31         0.00 %  1.10 % - 1.45 %  -27.13 % - -26.88 %
     AIM V. I. Balanced                                          7.94 -   10.85         2.44    1.10   - 1.45    -12.71   - -12.40
     AIM V. I. Basic Value (a)                                  11.20 -   11.21         0.21    1.10   - 1.45     12.00   -  12.10
     AIM V. I. Blue Chip                                         6.24 -    6.78         0.02    1.10   - 1.45    -23.66   - -23.39
     AIM V. I. Capital Appreciation                              5.78 -   14.18         0.00    1.10   - 1.45    -24.39   - -24.12
     AIM V. I. Capital Development                               9.67 -   11.37         0.00    1.10   - 1.45     -9.42   -  -9.10
     AIM V. I. Dent Demographics                                 5.29 -    5.33         0.00    1.10   - 1.45    -32.90   - -32.66
     AIM V. I. Diversified Income                                9.69 -   11.79         7.57    1.10   - 1.45      2.09   -   2.45
     AIM V. I. Global Utilities                                  7.19 -   13.98         1.43    1.10   - 1.45    -28.97   - -28.72
     AIM V. I. Government Securities                            11.31 -   12.74         4.24    1.10   - 1.45      4.87   -   5.24
     AIM V. I. Growth                                            4.92 -   12.90         0.20    1.10   - 1.45    -34.84   - -34.61
     AIM V. I. Growth and Income                                 6.23 -   15.46         0.05    1.10   - 1.45    -23.95   - -23.68
     AIM V. I. High Yield                                        7.44 -    7.84        17.67    1.10   - 1.45     -6.37   -  -6.04
     AIM V. I. International Equity                              6.11 -   11.98         0.31    1.10   - 1.45    -24.64   - -24.37
     AIM V. I. Mid Cap Equity (a)                               11.36 -   11.37         0.27    1.10   - 1.45     13.57   -  13.67
     AIM V. I. Money Market                                     10.71 -   12.23         3.29    1.10   - 1.45      2.12   -   2.48
     AIM V. I. New Technology (b)                               10.45 -   10.52         2.00    1.10   - 1.45    -48.23   - -48.05
     AIM V. I. Value                                             6.98 -   16.38         0.13    1.10   - 1.45    -13.83   - -13.53

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

(b)  Previously known as AIM V.I. Telecommunications

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                            At December 31, 2001        For the year ended December 31, 2001
                                                            --------------------  -------------------------------------------------

                                                                 Accumulation      Investment        Expense           Total
                                                                  Unit Value      Income Ratio*      Ratio**         Return***
                                                               -----------------  -------------  ---------------  -----------------

Investments in the Delaware Group Premium Fund, Inc.
   Sub-Accounts:
     Delaware GP Small Cap Value                               $ 12.80 - $ 12.80        0.55 %   1.25 % - 1.25 %   10.43 % -  10.43%
     Delaware GP Trend                                            7.75 -    7.75        0.00     1.25   - 1.25    -16.40   - -16.40

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Capital Appreciation                                     8.89 -    8.89        1.52     1.25   - 1.25    -10.45   - -10.45

Investments in the Dreyfus Socially Responsible
   Growth Fund, Inc. Sub-Account:
     Dreyfus Socially Responsible Growth Fund                     7.07 -    7.07        0.09     1.25   - 1.25    -23.55   - -23.55

Investments in the Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund                                     8.16 -    8.16        1.24     1.25   - 1.25    -13.28   - -13.28

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund                                               8.14 -    8.62        0.30     1.25   - 1.25    -13.35   - -13.35
     VIP Equity-Income                                           10.14 -   10.14        0.24     1.25   - 1.25     -6.15   -  -6.15
     VIP Growth                                                   6.93 -    7.63        0.03     1.25   - 1.25    -18.69   - -18.69
     VIP Growth Opportunities                                     7.90 -    7.90        0.13     1.25   - 1.25    -15.50   - -15.50
     VIP High Income                                              7.32 -    7.32        0.05     1.25   - 1.25    -12.84   - -12.84
     VIP Index 500 (c)                                            7.85 -    7.85        0.07     1.25   - 1.25    -21.53   - -21.53
     VIP Investment Grade Bond                                   11.18 -   11.18        0.05     1.25   - 1.25      7.10   -   7.10
     VIP Overseas                                                 6.98 -    7.25        1.29     1.25   - 1.25    -22.16   - -22.16

Investments in the Franklin Templeton Variable
   Insurance Products Trust Sub-Accounts:
     Templeton Asset Strategy                                     9.29 -    9.29        0.66     1.25   - 1.25    -11.08   - -11.08
     Templeton International Securities                           8.73 -    8.73        2.23     1.25   - 1.25    -17.05   - -17.05

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                     10.32 -   10.32        2.45     1.25   - 1.25      1.30   -   1.30
     HSBC VI Fixed Income                                        10.53 -   10.53        2.64     1.25   - 1.25      3.09   -   3.09
     HSBC VI Growth & Income                                      8.33 -    8.33        0.45     1.25   - 1.25    -18.16   - -18.16


(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------

Investments in the MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Bond (c)                                          $ 11.15   -  $ 11.15         0.91 %  1.25 % - 1.25 %   11.50 % -  11.50 %
     MFS High Income                                          9.30   -     9.30         1.80    1.25   - 1.25      0.79   -   0.79
     MFS Investors Trust (d)                                  8.08   -     8.08         0.05    1.25   - 1.25    -19.22   - -19.22
     MFS New Discovery                                        8.34   -     8.34         0.00    1.25   - 1.25     -6.22   -  -6.22

Investments in the Oppenheimer Variable Account
   Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                            6.22   -     6.22         0.54    1.25   - 1.25    -32.13   - -32.13
     Oppenheimer Bond                                        10.86   -    10.86         2.71    1.25   - 1.25      8.57   -   8.57
     Oppenheimer Capital Appreciation                         7.72   -     7.72         0.04    1.25   - 1.25    -13.68   - -13.68
     Oppenheimer Global Securities                            8.36   -     8.36         0.03    1.25   - 1.25    -16.37   - -16.37
     Oppenheimer High Income (c)                              9.52   -     9.52         0.01    1.25   - 1.25     -4.80   -  -4.80
     Oppenheimer Main Street Growth & Income                  8.23   -     8.23         0.37    1.25   - 1.25    -11.29   - -11.29
     Oppenheimer Main Street Small Cap Growth (e)             8.59   -     8.59         0.00    1.25   - 1.25     -1.61   -  -1.61
     Oppenheimer Strategic Bond                              10.68   -    10.68         2.27    1.25   - 1.25      3.53   -   3.53




(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

(e)  Previously known as Oppenheimer Small Cap Growth

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------


Investments in the Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income                         $ 11.42  -  $ 11.69          0.00 %  1.25 % - 1.60 %    4.93 % -   5.21 %
     VT Asia Pacific                                          7.19  -     7.19          0.00    1.25   - 1.25    -24.96   - -24.96
     VT Capital Appreciation                                  7.73  -     7.76          0.00    1.25   - 1.60    -15.27   - -14.99
     VT Diversified Income                                    9.51  -     9.95          6.22    1.25   - 1.60      1.93   -   2.21
     VT The George Putnam Fund of Boston                      9.46  -    11.37          1.90    1.25   - 1.60     -1.09   -  -0.81
     VT Global Asset Allocation                               8.73  -     9.08          0.73    1.25   - 1.60     -9.94   -  -9.66
     VT Global Growth                                         4.90  -     7.54          0.00    1.25   - 1.60    -30.93   - -30.65
     VT Growth Opportunities                                  4.45  -     5.01          0.00    1.25   - 1.60    -33.23   - -32.95
     VT Growth and Income                                     8.48  -    10.87          1.33    1.25   - 1.65     -7.89   -  -7.57
     VT Health Sciences                                       9.49  -    11.53          0.00    1.25   - 1.60    -21.04   - -20.76
     VT High Yield                                            8.79  -     9.19         10.36    1.25   - 1.60      2.07   -   2.35
     VT Income                                               10.46  -    11.12          3.96    1.25   - 1.60      5.67   -   5.95
     VT International Growth                                  6.86  -    10.10          0.26    1.25   - 1.65    -21.93   - -21.61
     VT International Growth and Income                       8.14  -     8.58          0.92    1.25   - 1.60    -22.08   - -21.80
     VT International New Opportunities                       3.97  -     7.74          0.00    1.25   - 1.60    -29.85   - -29.57
     VT Investors                                             6.36  -     7.26          0.00    1.25   - 1.60    -26.00   - -25.72
     VT Money Market                                         10.45  -    10.96          3.58    1.25   - 1.60      2.19   -   2.47
     VT New Opportunities                                     4.68  -     7.89          0.00    1.25   - 1.60    -31.30   - -31.02
     VT New Value                                            10.20  -    13.59          0.51    1.25   - 1.60      1.74   -   2.02
     VT OTC & Emerging Growth                                 2.19  -     5.14          0.00    1.25   - 1.60    -46.66   - -46.38
     VT Research                                              8.24  -     9.00          0.25    1.25   - 1.60    -20.14   - -19.86
     VT Small Cap Value                                      13.41  -    14.77          0.01    1.25   - 1.65     16.33   -  16.65
     VT Technology                                            3.13  -     3.57          0.00    1.25   - 1.60    -40.22   - -39.94
     VT Utilities Growth and Income                           8.39  -     9.10          2.57    1.25   - 1.60    -23.58   - -23.30
     VT Vista                                                 5.56  -     8.76          0.00    1.25   - 1.60    -34.62   - -34.34
     VT Voyager                                               6.12  -     9.05          1.11    1.25   - 1.65    -23.71   - -23.39
     VT Voyager II                                            4.98  -     5.00          0.00    1.25   - 1.60    -31.93   - -31.65

Investments in the Scudder Variable Series I
   Sub-Accounts:
     Balanced                                                11.01  -    11.01          0.00    0.80   - 0.80     10.05   -  10.05
     Bond                                                    11.30  -    11.33          4.42    0.70   - 0.80     12.97   -  13.32
     Capital Growth                                          10.27  -    10.27          0.00    0.80   - 0.80      2.72   -   2.72
     Global Discovery                                        12.56  -    12.56          0.00    0.80   - 0.80     25.57   -  25.57
     Growth and Income                                        9.03  -     9.06          1.42    0.70   - 0.80     -9.65   -  -9.37
     International                                            8.47  -     8.50          0.67    0.70   - 0.80    -15.26   - -14.99
     Money Market                                            11.39  -    11.39          2.07    0.70   - 0.70      3.18   -   3.18
     21st Century Growth                                     10.30  -    10.32          0.00    0.70   - 0.80    -23.77   - -23.63

Investments in the Scudder Variable Series II
   Sub-Accounts:
     Growth (f)                                               8.41  -     8.44          0.00    0.70   - 0.80    -23.86   - -23.80

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
     LIT Comstock                                          $ 11.15  -  $ 11.15          0.00 %  1.25 % - 1.25 %   -3.68 % -  -3.68 %
     LIT Domestic Income                                     11.24  -    11.24          0.07    1.25   - 1.25     12.37   -  12.37
     LIT Emerging Growth                                      5.05  -     5.05          0.05    1.25   - 1.25    -32.35   - -32.35
     LIT Money Market (c)                                    10.38  -    10.38          2.60    1.25   - 1.25      3.81   -   3.81

Investments in the Wells Fargo Variable Trust
   Sub-Accounts:
     Wells Fargo VT Asset Allocation                          9.20  -     9.20          1.68    1.25   - 1.25     -8.13   -  -8.13
     Wells Fargo VT Equity Income                             9.74  -     9.74          1.56    1.25   - 1.25     -6.60   -  -6.60
     Wells Fargo VT Growth                                    7.22  -     7.22          0.02    1.25   - 1.25    -20.22   - -20.22



(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits and update Items 25, 27, 29B and 32 thereto:


24B. EXHIBITS

(4)(c) Form of Allstate Advisor Preferred Contract

(4)(d)  Form of Enhanced  Beneficiary  Protection  Rider B (Maximum  Anniversary
Value)

(4)(e) Form of Retirement Income Guarantee Rider 1

(4)(f) Form of Retirement Income Guarantee Rider 2

(4)(g) Form of Income Protection Benefit Rider

(4)(h) Form of Spousal Protection Benefit Rider

(4)(i) Form of Withdrawal Charge Option Rider 1

(4)(j) Form of Withdrawal Charge Option Rider 2

(4)(k) Form of Amendatory Endorsement for Charitable Remainder Trust

(4)(l) Form of Amendatory Endorsement for Grantor Trust

(5)(b) Form of Application for Allstate Advisor Contracts

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company of New York ("LSA Participation Agreement")

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company of New York ("Van Kampen LIT Participation Agreement") (incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement

(8)(j) Form of Participation Agreement among The Universal Institutional Fund, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner

(13)(c) Performance Data Calculations

(99)(d) Power of Attorney for Casey Sylla



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL        POSITION AND OFFICE WITH
BUSINESS ADDRESS*         DEPOSITOR OF THE ACCOUNT

Casey J. Sylla            Chairman of the Board and President, and Director
                          (Principal Executive Officer)
Michael J. Velotta        Vice President, Secretary, General Counsel and
                          Director
Marcia D. Alazraki        Director
Margaret G. Dyer          Director and Vice President
Marla G. Friedman         Vice President and Director
Vincent A. Fusco          Director and Chief Operations Officer
Karen C. Gardner          Vice President
John R. Hunter            Vice President
Cleveland Johnson, Jr.    Director
John C. Lounds            Director and Vice President
J. Kevin McCarthy         Director and Vice President
Kenneth R. O'Brien        Director
Samuel H. Pilch           Group Vice President and Controller (Principal
                          Accounting Officer)
Michael Roche             Vice President
John R. Raben, Jr.        Director
Steven E. Shebik          Vice President and Director (Principal Financial
                          Officer)
Eric A. Simonson          Senior Vice President and Chief Investment Officer
Patricia W. Wilson        Director and Assistant Vice President
Thomas J. Wilson, II      Director
James P. Zils             Treasurer
Fred Amos                 Chief Administrative Officer
D. Steven Boger           Assistant Vice President
Mark Cloghessey           Assistant Vice President
Patricia A. Coffey        Assistant Vice President
Errol Cramer              Assistant Vice President and Appointed Actuary
Dorothy E. Even           Assistant Vice President
Douglas F. Gaer           Assistant Vice President
Judith P. Greffin         Assistant Vice President
Carol L. Kiel             Assistant Vice President
Charles D. Mires          Assistant Vice President
Robert L. Park            Assistant Vice President and Chief Compliance Officer
Barry S. Paul             Assistant Vice President and Assistant Treasurer
Joseph P. Rath            Assistant Vice President, Assistant General Counsel
                             and Assistant Secretary
Charles Salisbury         Assistant Vice President
Timothy N. Vander Pas     Assistant Vice President
David A. Walsh            Assistant Vice President
Richard Zaharias          Assistant Vice President
Joanne M. Derrig          Assistant Secretary and Chief Privacy Officer
Doris M. Bryant           Assistant Secretary
Paul N. Kierig            Assistant Secretary
Susan L. Lees             Assistant Secretary
Mary J. McGinn            Assistant Secretary
Lyn Ambrosy               Assistant Treasurer
Roberta S. Asher          Assistant Treasurer
Ralph A. Bergholtz        Assistant Treasurer
Mark A. Bishop            Assistant Treasurer
Robert B. Bodett          Assistant Treasurer
Barbara S. Brown          Assistant Treasurer
John Carbone              Assistant Treasurer
Rhonda Hopps              Assistant Treasurer
Peter S. Horos            Assistant Treasurer
Thomas C. Jensen          Assistant Treasurer
James B. Kearns           Assistant Treasurer
David L. Kocourek         Assistant Treasurer
Dennis Kracik             Assistant Treasurer
Daniel C. Leimbach        Assistant Treasurer
Beth K. Marder            Assistant Treasurer
Jeffrey A. Mazer          Assistant Treasurer
William Schmidt           Assistant Treasurer
Stephen J. Stone          Assistant Treasurer
Heather VanGrevenhof      Assistant Treasurer
Louise J. Walton          Assistant Treasurer
Jerry D. Zinkula          Assistant Treasurer

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York, 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


27.  NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of August 31, 2002, there were 112 nonqualified contracts and 22 qualified contracts.

Allstate Advisor Preferred Variable Annuity Contract:

As of the date of the filing of this amended Registration Statement, the offering of the Allstate Advisor Preferred Variable Annuity Contract had not commenced.


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC, the principal underwriter for the Separate Account are as follows:


Richard L. Baker           Executive Committee Member
Peter H. Gallary           Executive Committee Member
Brent H. Hamann            Executive Committee Member and Secretary
John R. Hunter             Executive Committee Member, Chairperson, President
                            and Voting Member
Eric Levy                  Executive Committee Member, Chairperson, Secretary
                            and Voting Member
Karen C. Gardner           Vice President
Lisa A. Burnell            Chief Compliance Officer
Mary Claire Sheehy         Chief Operations Officer
Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
William Webb               Treasurer
Susan L. Lees              Assistant Secretary
Joseph P. Rath             Assistant Secretary
Michael J. Velotta         Assistant Secretary
Barry S. Paul              Assistant Treasurer
James P. Zils              Assistant Treasurer

*The principal business address for Peter H. Gallary and Eric Levy is One Post Office Square, Boston, Massachusetts 02109. The principal business address of every other foregoing committee member, officer and director is 3100 Sanders Road, Northbrook, IL 60062

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 30th day of October, 2002.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)

                                              By: /s/MICHAEL J. VELOTTA
                                                  ----------------------
                                                  Michael J. Velotta
                                                  Vice President, Secretary and
                                                  General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 30th day of October, 2002.


*/CASEY J. SYLLA                    Chairman of the Board, President and
-----------------------               Director   (Principal Executive Officer)
  Casey J. Sylla

/s/MICHAEL J. VELOTTA                Vice President, Secretary, General
-----------------------               Counsel and Director
  Michael J. Velotta

*/SAMUEL J. PILCH                    Group Vice President and Controller
----------------------                (Principal Accounting Officer)
  Samuel H. Pilch

*/STEVEN E. SHEBIK                   Director and Vice President
------------------------              (Principal Financial Officer)
Steven E. Shebik

*/VINCENT A. FUSCO                   Director and Chief Operations Officer
-----------------------
  Vincent A. Fusco

*/MARCIA D. ALAZRAKI                 Director
--------------------
  Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.             Director
------------------------
  Cleveland Johnson, Jr.

*/JOHN R. RABEN, JR.                 Director
---------------------
  John R. Raben, Jr.

*/MARGARET G. DYER                   Director and Vice President
---------------------
Margaret G. Dyer

*/JOHN C. LOUNDS                     Director and Vice President
---------------------
John C. Lounds

*/MARLA G. FRIEDMAN                  Director and Vice President
---------------------
Marla G. Friedman

*/J. KEVIN MCCARTHY                  Director and Vice President
----------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                 Director
-----------------------
Kenneth R. O'Brien

*/PATRICIA W. WILSON                 Director and Assistant
-----------------------                Vice President
Patricia W. Wilson


*/THOMAS J. WILSON, II               Director
----------------------
Thomas J. Wilson, II



*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                 Exhibit Index

(4)(c)  Form of Allstate Advisor Preferred Contract

(4)(d)  Form of Enhanced Beneficiary Protection Rider B (Maximum Anniversary
 Value)

(4)(e)  Form of Retirement Income Guarantee Rider 1

(4)(f)  Form of Retirement Income Guarantee Rider 2

(4)(g)  Form of Income Protection Benefit Rider

(4)(h)  Form of Spousal Protection Benefit Rider

(4)(i)   Form of Withdrawal Charge Option Rider 1

(4)(j)   Form of Withdrawal Charge Option Rider 2

(4)(k)  Form of Amendatory Endorsement for Charitable Remainder Trust

(4)(l)  Form of Amendatory Endorsement for Grantor Trust

(5)(b)  Form of Application for Allstate Advisor Contracts

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company of New York ("LSA Participation Agreement")

(8)(d)  Form of Amendment No. 1 to LSA Participation Agreement

(8)(e)  Form of Amendment No. 2 to LSA Participation Agreement

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company of New York

(8)(h)  Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement

(8)(i)  Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered

(10)(a)  Independent Auditors' Consent

(10)(b)  Consent of Foley & Lardner

(13)(c)  Performance Data Calculations

(99)(d)  Power of Attorney for Casey Sylla